FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2021 and 2020

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA B

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA B indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA B as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares (1)	TA BlackRock Tactical Allocation Service Class (1)
AB Growth and Income Class B Shares (1)	TA Goldman Sachs 70/30 Service Class (2)
AB Large Cap Growth Class B Shares (1)	TA International Focus Initial Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA International Focus Service Class (1)
American Funds - Asset Allocation Class 4 Shares (2)	TA Janus Balanced Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
American Funds - Growth Class 4 Shares (2)	TA Janus Mid-Cap Growth Service Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
American Funds - Growth-Income Class 4 Shares (2)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
American Funds - International Class 2 Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
American Funds - International Class 4 Shares (2)	TA JPMorgan Asset Allocation - Growth Service Class (1)
American Funds - New World Class 4 Shares (2)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
American Funds - The Bond Fund of America Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
American Funds - The Bond Fund of America Class 4 Shares (2)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA JPMorgan Core Bond Service Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
DFA VA Equity Allocation (1)	TA JPMorgan Enhanced Index Service Class (1)
DFA VA Global Bond (1)	TA JPMorgan International Moderate Growth Initial Class (1)
DFA VA Global Moderate Allocation (1)	TA JPMorgan International Moderate Growth Service Class (1)
DFA VA International Small (1)	TA JPMorgan Mid Cap Value Service Class (1)
DFA VA International Value (1)	TA JPMorgan Tactical Allocation Service Class (1)
DFA VA Short-Term Fixed (1)	TA Madison Diversified Income Service Class (1)
DFA VA U.S. Large Value (1)	TA Managed Risk - Balanced ETF Service Class (1)
DFA VA U.S. Targeted Value (1)	TA Managed Risk - Conservative ETF Service Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA Managed Risk - Growth ETF Service Class (1)
Fidelity® VIP Consumer Staples Initial Class (2)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA Morgan Stanley Capital Growth Service Class (1)
Fidelity® VIP Energy Service Class 2 (2)	TA Morgan Stanley Global Allocation Service Class (1)
Fidelity® VIP Equity-Income Initial Class (1)	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA MSCI EAFE Index Service Class (1)
Fidelity® VIP Growth Initial Class (1)	TA Multi-Managed Balanced Initial Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Multi-Managed Balanced Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA PIMCO Tactical - Balanced Service Class (1)
Fidelity® VIP Health Care Service Class 2 (2)	TA PIMCO Tactical - Conservative Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA PIMCO Tactical - Growth Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA PIMCO Total Return Initial Class (1)
Fidelity® VIP Technology Initial Class (2)	TA PIMCO Total Return Service Class (1)
Fidelity® VIP Utilities Initial Class (2)	TA PineBridge Inflation Opportunities Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA ProFunds UltraBear Service Class (OAM) (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA Rothschild & Co Large Cap Value Service Class (1)
Franklin Allocation Class 4 Shares (1)	TA S&P 500 Index Service Class (1)
Franklin Income Class 2 Shares (1)	TA Small/Mid Cap Value Initial Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA Small/Mid Cap Value Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA TS&W International Equity Initial Class (1)
Janus Henderson - Global Research Service Shares (1)	TA TS&W International Equity Service Class (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA WMC US Growth Initial Class (1)
MFS® New Discovery Service Class (1)	TA WMC US Growth Service Class (1)
MFS® Total Return Service Class (1)	Vanguard® Balanced (1)
NVIT Emerging Markets Class D Shares (1)	Vanguard® Capital Growth (1)
State Street Total Return V.I.S. Class 3 Shares (1)	Vanguard® Conservative Allocation (1)
TA 60/40 Allocation Service Class (1)	Vanguard® Diversified Value (1)
TA Aegon High Yield Bond Initial Class (1)	Vanguard® Equity Income (1)
TA Aegon High Yield Bond Service Class (1)	Vanguard® Equity Index (1)
TA Aegon Sustainable Equity Income Initial Class (1)	Vanguard® Global Bond Index (1)
TA Aegon Sustainable Equity Income Service Class (1)	Vanguard® Growth (1)
TA Aegon U.S. Government Securities Initial Class (1)	Vanguard® High Yield Bond (1)
TA Aegon U.S. Government Securities Service Class (1)	Vanguard® International (1)
TA American Funds Managed Risk - Balanced Service Class (1)	Vanguard® Mid-Cap Index (1)
TA BlackRock Global Real Estate Securities Initial Class (1)	Vanguard® Moderate Allocation (1)
TA BlackRock Global Real Estate Securities Service Class (1)	Vanguard® Money Market (1)
TA BlackRock Government Money Market Initial Class (1)	Vanguard® Real Estate Index (1)
TA BlackRock Government Money Market Service Class (1)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)	Vanguard® Total International Stock Market Index (1)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)	Vanguard® Total Stock Market Index (1)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)	Voya Global Perspectives Class S Shares (1)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)	Voya Large Cap Value Class S Shares (1)
TA BlackRock iShares Edge 100 Service Class (1)	Voya Strategic Allocation Conservative Class S Shares (1)
TA BlackRock iShares Edge 40 Initial Class (1)	Voya Strategic Allocation Moderate Class S Shares (1)
TA BlackRock iShares Edge 40 Service Class (1)	Wanger International (1)
TA BlackRock iShares Edge 50 Service Class (1)	Wanger USA (1)
TA BlackRock iShares Edge 75 Service Class (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2021 and 2020
(2)	Statements of operations and changes in net assets for the year ended December 31, 2021 and the period May 1, 2020 (commencement of operations) through December 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of Separate Account VA B since 2014.

1

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	8,458,522.686	$88,246,911	$97,949,693	$22	$97,949,715	23,075,361	$1.849951	$18.654959
AB Growth and Income Class B Shares	7,695,586.690	223,742,323	277,964,591	(1,274)	277,963,317	53,868,536	2.051223	25.574969
AB Large Cap Growth Class B Shares	411,063.184	21,692,776	35,215,783	(278)	35,215,505	7,676,319	4.097393	29.133305
American Funds - Asset Allocation Class 2 Shares	30,318,486.920	697,578,143	871,353,314	(506)	871,352,808	152,575,336	2.328932	21.737898
American Funds - Asset Allocation Class 4 Shares	810,750.726	22,464,243	23,155,041	(1)	23,155,040	1,727,718	13.226686	13.629827
American Funds - Growth Class 2 Shares	9,103,423.588	777,349,730	1,149,580,331	302	1,149,580,633	49,147,881	4.481509	44.496711
American Funds - Growth Class 4 Shares	572,143.590	68,446,320	70,825,655	(6)	70,825,649	3,929,006	17.796929	18.338984
American Funds - Growth-Income Class 2 Shares	11,357,091.430	551,080,067	754,565,155	(15)	754,565,140	46,521,780	3.239457	30.445655
American Funds - Growth-Income Class 4 Shares	519,805.166	31,203,490	34,083,625	5	34,083,630	2,239,175	15.026765	15.484656
American Funds - International Class 2 Shares	11,603,892.266	229,592,257	262,247,965	(181)	262,247,784	37,028,497	1.448701	16.373648
American Funds - International Class 4 Shares	713,509.125	16,740,793	15,918,389	(3)	15,918,386	1,178,588	13.324231	13.730379
American Funds - New World Class 4 Shares	241,457.346	7,700,179	7,543,127	(2)	7,543,125	511,234	14.561031	15.004802
American Funds - The Bond Fund of America Class 2 Shares	24,204,397.102	269,612,029	267,700,632	(244)	267,700,388	62,790,605	1.117010	12.239768
American Funds - The Bond Fund of America Class 4 Shares	1,130,107.935	12,760,092	12,442,488	1	12,442,489	1,220,373	10.067264	10.374391
BlackRock Basic Value V.I. Class I Shares	1,399,617.082	19,618,625	19,580,643	(63)	19,580,580	5,019,930	2.813056	13.426980
BlackRock Global Allocation V.I. Class I Shares	598,835.683	9,998,897	10,653,287	(20)	10,653,267	3,779,531	2.377804	14.045345
BlackRock High Yield V.I. Class I Shares	394,992.493	2,887,264	2,997,993	11,558	3,009,551	1,009,939	2.417605	11.971803
DFA VA Equity Allocation	57,603.299	792,907	860,593	-	860,593	61,903	13.876361	13.932761
DFA VA Global Bond	124,514.650	1,321,708	1,299,933	(1)	1,299,932	132,281	9.606711	9.994943
DFA VA Global Moderate Allocation	5,397.082	81,478	85,166	(1)	85,165	6,725	12.626983	12.678318
DFA VA International Small	27,353.371	359,535	373,647	-	373,647	29,546	12.597124	12.648337
DFA VA International Value	26,693.620	362,790	356,360	-	356,360	30,790	11.530438	11.577310
DFA VA Short-Term Fixed	76,435.852	779,754	778,117	-	778,117	78,002	9.945373	9.985937
DFA VA U.S. Large Value	19,719.415	553,444	653,107	-	653,107	52,319	12.446234	12.496857
DFA VA U.S. Targeted Value	21,952.785	476,538	517,427	1	517,428	35,853	14.378644	14.437066
Fidelity® VIP Balanced Service Class 2	23,890,753.793	443,286,204	585,801,283	(145)	585,801,138	103,061,636	2.394795	25.321968
Fidelity® VIP Consumer Staples Initial Class	80,095.992	1,649,521	1,692,428	-	1,692,428	123,456	13.532704	13.945136
Fidelity® VIP Contrafund® Initial Class	4,406.514	189,311	239,494	28	239,522	26,578	3.740288	34.821303
Fidelity® VIP Contrafund® Service Class 2	18,931,651.578	701,409,232	994,101,024	(133)	994,100,891	100,491,552	3.112510	34.164848
Fidelity® VIP Energy Service Class 2	239,656.257	3,632,230	3,760,207	-	3,760,207	226,711	16.390186	16.889041
Fidelity® VIP Equity-Income Initial Class	2,158.644	45,983	56,449	(3)	56,446	21,037	2.397681	16.100086

See accompanying notes	2

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® VIP Equity-Income Service Class 2	1,513,067.491	$32,386,601	$38,235,215	$326	$38,235,541	13,003,796	$1.936938	$16.145043
Fidelity® VIP Growth Initial Class	340.731	23,095	34,901	47	34,948	6,995	4.825271	30.401832
Fidelity® VIP Growth Service Class 2	463,763.700	32,088,174	46,107,387	155	46,107,542	10,219,740	3.885699	29.430778
Fidelity® VIP Growth Opportunities Service Class 2	49,217.242	1,966,165	3,820,242	75	3,820,317	597,638	4.805531	36.983925
Fidelity® VIP Health Care Service Class 2	185,037.375	7,165,664	7,381,141	-	7,381,141	563,662	12.932407	13.326736
Fidelity® VIP Mid Cap Initial Class	1,857.704	63,575	76,482	(1)	76,481	15,709	2.622950	26.308818
Fidelity® VIP Mid Cap Service Class 2	10,905,743.555	360,514,414	429,577,239	(637)	429,576,602	51,504,031	2.469244	25.813222
Fidelity® VIP Technology Initial Class	461,583.800	14,945,532	16,455,462	3	16,455,465	817,742	19.865223	20.470118
Fidelity® VIP Utilities Initial Class	54,332.524	1,039,955	1,130,116	1	1,130,117	85,074	13.108474	13.508023
Fidelity® VIP Value Strategies Initial Class	27,180.408	385,993	445,759	(6)	445,753	60,020	2.691518	24.474821
Fidelity® VIP Value Strategies Service Class 2	14,680,115.193	202,108,133	243,543,111	240	243,543,351	37,651,512	0.591242	24.017899
Franklin Allocation Class 4 Shares	10,637,927.999	66,439,082	65,636,016	(260)	65,635,756	24,994,155	1.802352	13.967698
Franklin Income Class 2 Shares	2,782,729.720	42,109,936	46,638,550	476	46,639,026	25,879,319	1.533152	13.444565
Franklin Mutual Shares Class 2 Shares	567,425.271	10,266,970	10,894,565	57	10,894,622	6,532,283	1.439314	12.736496
Franklin Templeton Foreign Class 2 Shares	1,107,253.400	15,426,071	15,047,574	264	15,047,838	14,680,216	0.905548	10.739356
Invesco V.I. American Franchise Series II Shares	93,290.700	5,339,406	7,746,860	119	7,746,979	2,156,185	3.269720	24.444696
Janus Henderson - Enterprise Service Shares	232,241.269	14,671,026	21,479,995	(213)	21,479,782	5,365,361	2.622782	21.921560
Janus Henderson - Global Research Service Shares	340,801.248	12,899,702	23,620,934	(320)	23,620,614	11,113,961	1.588738	19.890756
Janus Henderson - Mid Cap Value Service Shares	157,077.619	2,427,081	2,883,945	(22)	2,883,923	888,292	2.104735	13.984648
MFS® New Discovery Service Class	2,215,674.628	39,601,550	43,958,985	122	43,959,107	8,859,603	3.013911	24.079756
MFS® Total Return Service Class	1,352,073.115	29,742,817	36,749,347	162	36,749,509	14,508,866	1.814180	14.782921
NVIT Emerging Markets Class D Shares	1,424.126	14,571	19,211	-	19,211	1,346	12.929121	14.415585
State Street Total Return V.I.S. Class 3 Shares	3,429,853.540	55,292,213	54,877,657	(38)	54,877,619	16,476,801	1.642112	16.983187
TA 60/40 Allocation Service Class	3,838,152.522	43,766,069	52,314,019	-	52,314,019	7,268,881	1.373249	14.659916
TA Aegon High Yield Bond Initial Class	7,510,780.274	57,041,794	57,983,224	(58)	57,983,166	22,080,227	1.425990	14.959033
TA Aegon High Yield Bond Service Class	19,110,562.411	147,347,008	150,400,126	40	150,400,166	25,397,221	1.616004	14.587694
TA Aegon Sustainable Equity Income Initial Class	11,824,912.813	226,635,220	249,623,909	302	249,624,211	81,614,682	1.515416	20.328804
TA Aegon Sustainable Equity Income Service Class	7,001,814.839	139,853,568	148,018,366	144	148,018,510	28,772,083	1.597142	19.792849
TA Aegon U.S. Government Securities Initial Class	6,121,941.976	68,735,103	63,545,758	176	63,545,934	38,359,008	1.052878	11.029268
TA Aegon U.S. Government Securities Service Class	17,953,322.229	209,993,856	193,536,814	(382)	193,536,432	61,071,608	1.073585	11.303009
TA American Funds Managed Risk - Balanced Service Class	76,983,608.057	854,074,482	1,026,961,331	(968)	1,026,960,363	72,975,601	12.763350	15.084595

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock Global Real Estate Securities Initial Class	2,853,569.225	$32,936,996	$37,581,507	$150	$37,581,657	10,592,715	$1.444475	$15.989139
TA BlackRock Global Real Estate Securities Service Class	6,840,896.637	83,962,904	96,046,189	(263)	96,045,926	18,935,860	1.363078	15.578737
TA BlackRock Government Money Market Initial Class	101,398,694.873	101,398,692	101,398,695	(520)	101,398,175	98,643,567	0.759020	9.786365
TA BlackRock Government Money Market Service Class	503,098,210.432	503,098,207	503,098,210	(1,652)	503,096,558	172,118,709	0.745733	10.015211
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	25,709,605.275	272,826,742	295,146,269	(232)	295,146,037	91,220,744	1.207430	14.138028
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	94,741,133.102	1,072,686,989	1,170,052,994	116	1,170,053,110	258,985,643	1.258734	14.288575
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	35,967,705.077	394,640,569	415,067,317	61	415,067,378	124,534,990	1.178609	13.832853
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	75,809,086.237	904,247,348	935,484,124	(21)	935,484,103	152,615,380	1.204113	14.376738
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	29,840,187.274	372,265,052	405,229,743	(250)	405,229,493	68,867,990	1.376136	15.452023
TA BlackRock iShares Edge 100 Service Class	4,099,106.596	56,218,761	71,242,473	3	71,242,476	3,811,159	15.880734	19.746046
TA BlackRock iShares Edge 40 Initial Class	1,833,779.408	17,537,199	18,704,550	187	18,704,737	9,030,676	1.442577	13.284575
TA BlackRock iShares Edge 40 Service Class	27,549,413.215	255,395,596	278,800,062	(226)	278,799,836	90,734,264	1.219802	14.890984
TA BlackRock iShares Edge 50 Service Class	34,380,432.713	424,546,874	495,078,231	53	495,078,284	34,207,740	12.990479	15.271033
TA BlackRock iShares Edge 75 Service Class	11,244,349.975	150,609,856	182,158,470	45	182,158,515	11,154,353	14.430367	17.316749
TA BlackRock Tactical Allocation Service Class	67,952,206.403	1,056,292,880	1,153,148,943	27	1,153,148,970	270,119,713	1.541968	17.410557
TA Goldman Sachs 70/30 Service Class	130,098.533	1,725,479	1,822,680	(1)	1,822,679	129,421	13.879936	14.302912
TA International Focus Initial Class	7,311,674.791	62,618,755	78,746,737	(310)	78,746,427	34,020,753	1.730599	18.362700
TA International Focus Service Class	11,761,891.170	99,668,447	123,852,714	(378)	123,852,336	16,691,452	1.524148	17.911221
TA Janus Balanced Service Class	56,930,588.058	861,126,504	1,132,349,396	18	1,132,349,414	153,039,404	1.945104	22.731139
TA Janus Mid-Cap Growth Initial Class	1,855,009.767	64,324,189	82,603,585	(222)	82,603,363	26,868,733	2.447209	27.145626
TA Janus Mid-Cap Growth Service Class	5,203,239.202	186,047,079	217,859,625	113	217,859,738	17,742,369	2.383054	26.441120
TA JPMorgan Asset Allocation - Conservative Initial Class	12,881,961.525	136,931,547	148,142,558	4,565	148,147,123	68,625,564	1.529012	13.596138
TA JPMorgan Asset Allocation - Conservative Service Class	81,820,881.082	851,499,878	927,848,791	180	927,848,971	261,747,697	1.402700	15.410954
TA JPMorgan Asset Allocation - Growth Initial Class	18,583,393.806	226,067,914	291,759,283	91	291,759,374	84,810,742	2.323192	19.650404
TA JPMorgan Asset Allocation - Growth Service Class	17,892,823.850	218,183,553	277,338,770	(96)	277,338,674	43,761,584	1.967341	24.947957
TA JPMorgan Asset Allocation - Moderate Initial Class	24,796,573.355	289,245,764	338,721,192	(108)	338,721,084	136,563,569	1.722224	14.721571

See accompanying notes.	4

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA JPMorgan Asset Allocation - Moderate Service Class	454,272,398.353	$5,269,580,356	$6,100,878,310	$(1,062)	$6,100,877,248	1,144,562,296	$1.562371	$17.274664
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	33,686,305.873	408,625,884	487,440,846	(64)	487,440,782	171,255,655	1.965444	16.398548
TA JPMorgan Asset Allocation - Moderate Growth Service Class	233,163,260.794	2,778,278,269	3,313,249,936	(247)	3,313,249,689	822,991,778	1.696624	19.964573
TA JPMorgan Core Bond Service Class	22,442,334.732	316,233,357	305,664,599	48	305,664,647	59,035,305	1.080238	12.028228
TA JPMorgan Enhanced Index Initial Class	5,519,364.639	119,037,174	152,720,820	(80)	152,720,740	30,932,676	3.201431	33.872906
TA JPMorgan Enhanced Index Service Class	4,376,430.886	96,807,423	120,395,614	22	120,395,636	7,586,839	3.027441	33.006331
TA JPMorgan International Moderate Growth Initial Class	10,200.584	94,286	122,509	1	122,510	68,180	1.796877	14.801926
TA JPMorgan International Moderate Growth Service Class	44,343,115.692	428,901,562	526,796,214	(99)	526,796,115	197,465,613	1.233634	16.054315
TA JPMorgan Mid Cap Value Service Class	14,290,922.945	221,643,784	275,957,722	(41)	275,957,681	32,677,232	1.974348	23.822402
TA JPMorgan Tactical Allocation Service Class	75,496,681.594	1,141,577,447	1,248,715,114	(3)	1,248,715,111	213,240,216	1.356955	15.084454
TA Madison Diversified Income Service Class	11,251,174.487	147,737,325	169,105,153	254	169,105,407	35,589,407	1.582061	16.069146
TA Managed Risk - Balanced ETF Service Class	381,575,397.793	4,467,066,524	5,086,400,053	30	5,086,400,083	911,778,849	1.282442	15.666359
TA Managed Risk - Conservative ETF Service Class	45,174,350.285	547,807,926	576,424,710	(130)	576,424,580	163,346,521	1.227401	14.167821
TA Managed Risk - Growth ETF Service Class	191,418,019.033	1,930,113,389	2,218,534,841	(420)	2,218,534,421	554,160,883	1.504261	17.667184
TA Market Participation Strategy Service Class	30,208,796.887	364,407,104	426,246,124	284	426,246,408	61,507,455	1.803220	20.503256
TA Morgan Stanley Capital Growth Initial Class	18,395,446.205	433,425,956	537,698,893	(547)	537,698,346	65,651,720	6.099751	37.468405
TA Morgan Stanley Capital Growth Service Class	30,240,335.037	787,274,489	834,633,247	165	834,633,412	27,708,124	5.570516	61.457098
TA Morgan Stanley Global Allocation Service Class	66,208,388.247	931,443,389	1,114,949,258	709	1,114,949,967	308,465,105	1.627129	17.484473
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	27,114,169.743	259,262,411	283,343,074	(142)	283,342,932	23,764,763	10.999331	12.955030
TA MSCI EAFE Index Service Class	4,812,941.394	52,932,739	63,434,568	11	63,434,579	4,875,589	12.257999	13.628209
TA Multi-Managed Balanced Initial Class	5,555,831.757	85,961,142	103,782,937	(226)	103,782,711	27,725,298	2.466115	16.987809
TA Multi-Managed Balanced Service Class	78,261,325.728	1,123,031,597	1,423,573,515	76	1,423,573,591	157,878,316	1.982060	22.773566
TA PIMCO Tactical - Balanced Service Class	40,510,984.773	475,567,440	489,372,696	(120)	489,372,576	105,269,645	1.305918	16.429323
TA PIMCO Tactical - Conservative Service Class	20,428,939.135	236,634,296	238,610,009	(47)	238,609,962	47,693,615	1.218432	15.754950
TA PIMCO Tactical - Growth Service Class	26,444,980.629	301,730,752	316,810,868	221	316,811,089	52,380,478	1.325651	17.556056
TA PIMCO Total Return Initial Class	12,984,955.431	150,230,984	143,873,306	(2,958)	143,870,348	83,873,456	1.143478	11.343985
TA PIMCO Total Return Service Class	60,510,313.590	693,114,795	663,798,140	(116)	663,798,024	232,991,473	1.168477	11.950852
TA PineBridge Inflation Opportunities Service Class	13,054,379.631	136,273,088	150,647,541	(60)	150,647,481	58,881,898	1.050343	11.923103

See accompanying notes.	5

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA ProFunds UltraBear Service Class (OAM)	94,590,775.084	$11,774,797	$7,122,685	$(246,562)	$6,876,123	1,095,061,422	$0.005891	$1.098533
TA Rothschild & Co Large Cap Value Service Class	3,419,690.846	35,088,278	43,772,043	12	43,772,055	5,761,773	1.277228	13.634805
TA S&P 500 Index Service Class	21,671,986.155	315,611,568	442,108,518	145	442,108,663	22,144,759	18.832451	20.936892
TA Small/Mid Cap Value Initial Class	4,477,148.369	86,021,675	109,376,735	82	109,376,817	13,197,822	2.523004	25.089620
TA Small/Mid Cap Value Service Class	8,737,428.017	160,228,767	206,378,050	(99)	206,377,951	21,985,473	2.456326	24.435404
TA T. Rowe Price Small Cap Initial Class	7,054,457.974	112,999,167	134,105,246	(70)	134,105,176	29,162,918	3.256262	31.551347
TA T. Rowe Price Small Cap Service Class	23,976,963.092	362,241,104	416,959,388	264	416,959,652	26,971,176	3.172600	30.746019
TA TS&W International Equity Initial Class	4,953,299.640	66,296,536	79,450,926	(81)	79,450,845	32,805,628	1.364141	16.132326
TA TS&W International Equity Service Class	3,891,116.602	51,506,091	61,790,932	(32)	61,790,900	9,840,797	1.152351	15.713691
TA WMC US Growth Initial Class	12,228,915.016	418,115,108	555,926,477	(278)	555,926,199	126,944,457	3.591428	42.649222
TA WMC US Growth Service Class	8,143,341.789	281,067,909	356,189,770	(268)	356,189,502	24,329,498	3.340229	41.536351
Vanguard® Balanced	573,387.607	15,226,762	16,289,942	(4)	16,289,938	1,267,393	12.617474	13.126954
Vanguard® Capital Growth	32,863.094	1,558,629	1,665,830	-	1,665,830	117,412	14.138797	14.196298
Vanguard® Conservative Allocation	270,398.354	7,671,838	7,733,393	(2)	7,733,391	665,743	11.341485	11.799613
Vanguard® Diversified Value	80,470.593	1,312,008	1,404,212	-	1,404,212	96,561	14.488919	14.547806
Vanguard® Equity Income	32,679.415	843,403	908,815	(1)	908,814	70,548	12.832891	12.885087
Vanguard® Equity Index	151,738.764	7,713,051	9,934,337	7	9,934,344	829,466	3.802392	33.601013
Vanguard® Global Bond Index	14,832.977	315,524	315,942	(1)	315,941	30,326	10.376127	10.418329
Vanguard® Growth	91,192.240	3,333,943	3,489,927	-	3,489,927	207,643	16.742411	16.810466
Vanguard® High Yield Bond	68,642.974	546,949	553,262	1	553,263	50,792	10.851870	10.896014
Vanguard® International	179,091.388	6,756,919	7,109,928	(6)	7,109,922	469,378	2.496001	26.912132
Vanguard® Mid-Cap Index	434,599.857	11,414,781	12,812,004	(9)	12,811,995	525,414	3.206786	29.230345
Vanguard® Moderate Allocation	450,007.726	14,794,684	15,250,762	(2)	15,250,760	1,237,813	12.003159	12.487876
Vanguard® Money Market	4,608,518.800	4,608,519	4,608,519	14	4,608,533	460,735	9.962199	10.002799
Vanguard® Real Estate Index	172,195.362	2,374,093	2,851,555	15	2,851,570	179,084	2.440134	20.924153
Vanguard® Short-Term Investment Grade	707,995.080	7,673,840	7,632,187	20	7,632,207	861,637	1.155126	11.549023
Vanguard® Total Bond Market Index	924,101.242	11,290,443	11,292,517	5	11,292,522	1,159,191	1.252325	11.908810
Vanguard® Total International Stock Market Index	120,037.258	2,893,078	2,908,503	-	2,908,503	240,815	12.030387	12.079319
Vanguard® Total Stock Market Index	171,839.837	8,796,335	9,784,560	5	9,784,565	647,860	15.044540	15.105730
Voya Global Perspectives Class S Shares	2,745.729	29,552	33,168	1	33,169	2,380	13.170077	14.178833
Voya Large Cap Value Class S Shares	110.132	1,204	1,518	-	1,518	89	16.062379	17.020000

See accompanying notes.	6

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Voya Strategic Allocation Conservative Class S Shares	-	$-	$-	$-	$-	-	$12.841354	$13.590500
Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-	14.374605	15.213274
Wanger International	8,826.029	240,614	287,905	(2)	287,903	32,978	2.105197	19.449194
Wanger USA	-	-	-	-	-	-	3.547239	29.318136

See accompanying notes.	7

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	AB Balanced Wealth Strategy Class B Shares	AB Growth and Income Class B Shares	AB Large Cap Growth Class B Shares	American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Class 4 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)

Net Assets as of December 31, 2019:	$97,353,579	$249,977,608	$31,230,390	$819,073,416	$-

Investment Income:
Reinvested Dividends	1,906,837	2,793,821	-	13,164,731	4,842
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,391,497	3,065,651	473,603	13,062,077	983

Net Investment Income (Loss)	515,340	(271,830)	(473,603)	102,654	3,859

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,717,154	11,481,144	2,550,603	3,665,862	-
Realized Gain (Loss) on Investments	(4,444,687)	(8,433,861)	3,348,405	10,422,885	100

Net Realized Capital Gains (Losses) on Investments	(1,727,533)	3,047,283	5,899,008	14,088,747	100
Net Change in Unrealized Appreciation (Depreciation)	7,071,791	(3,272,963)	3,731,903	64,927,647	18,587

Net Gain (Loss) on Investment	5,344,258	(225,680)	9,630,911	79,016,394	18,687

Net Increase (Decrease) in Net Assets Resulting from Operations	5,859,598	(497,510)	9,157,308	79,119,048	22,546

Increase (Decrease) in Net Assets from Contract Transactions	(9,219,585)	(11,955,400)	(5,580,956)	(40,932,652)	576,455

Total Increase (Decrease) in Net Assets	(3,359,987)	(12,452,910)	3,576,352	38,186,396	599,001

Net Assets as of December 31, 2020:	$93,993,592	$237,524,698	$34,806,742	$857,259,812	$599,001

Investment Income:
Reinvested Dividends	250,899	1,787,555	-	13,146,049	251,600
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,519,793	3,940,839	537,209	14,454,797	165,530

Net Investment Income (Loss)	(1,268,894)	(2,153,284)	(537,209)	(1,308,748)	86,070

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,181,021	-	2,657,404	29,297,927	357,681
Realized Gain (Loss) on Investments	(44,141)	6,871,088	5,036,211	31,160,028	68,333

Net Realized Capital Gains (Losses) on Investments	2,136,880	6,871,088	7,693,615	60,457,955	426,014
Net Change in Unrealized Appreciation (Depreciation)	9,743,516	56,153,055	1,348,284	49,677,818	672,211

Net Gain (Loss) on Investment	11,880,396	63,024,143	9,041,899	110,135,773	1,098,225

Net Increase (Decrease) in Net Assets Resulting from Operations	10,611,502	60,870,859	8,504,690	108,827,025	1,184,295

Increase (Decrease) in Net Assets from Contract Transactions	(6,655,379)	(20,432,240)	(8,095,927)	(94,734,029)	21,371,744

Total Increase (Decrease) in Net Assets	3,956,123	40,438,619	408,763	14,092,996	22,556,039

Net Assets as of December 31, 2021:	$97,949,715	$277,963,317	$35,215,505	$871,352,808	$23,155,040

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	American Funds - Growth Class 2 Shares	American Funds - Growth Class 4 Shares	American Funds - Growth- Income Class 2 Shares	American Funds - Growth- Income Class 4 Shares	American Funds - International Class 2 Shares
	Subaccount	Subaccount(1)	Subaccount	Subaccount(1)	Subaccount

Net Assets as of December 31, 2019:	$679,623,629	$-	$578,289,945	$-	$248,531,886

Investment Income:
Reinvested Dividends	2,576,433	-	8,165,281	7,637	1,573,269
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,961,867	5,583	9,181,733	3,335	3,755,559

Net Investment Income (Loss)	(10,385,434)	(5,583)	(1,016,452)	4,302	(2,182,290)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,010,380	-	15,228,129	-	-
Realized Gain (Loss) on Investments	33,640,787	3,284	3,153,241	518	(2,718,139)

Net Realized Capital Gains (Losses) on Investments	52,651,167	3,284	18,381,370	518	(2,718,139)
Net Change in Unrealized Appreciation (Depreciation)	306,718,267	267,679	53,952,365	87,967	35,938,577

Net Gain (Loss) on Investment	359,369,434	270,963	72,333,735	88,485	33,220,438

Net Increase (Decrease) in Net Assets Resulting from Operations	348,984,000	265,380	71,317,283	92,787	31,038,148

Increase (Decrease) in Net Assets from Contract Transactions	27,357,166	3,274,368	27,158,517	1,549,768	2,590,702

Total Increase (Decrease) in Net Assets	376,341,166	3,539,748	98,475,800	1,642,555	33,628,850

Net Assets as of December 31, 2020:	$1,055,964,795	$3,539,748	$676,765,745	$1,642,555	$282,160,736

Investment Income:
Reinvested Dividends	2,395,826	22,384	8,060,702	230,410	6,694,346
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,850,794	544,680	11,539,595	233,544	4,501,384

Net Investment Income (Loss)	(15,454,968)	(522,296)	(3,478,893)	(3,134)	2,192,962

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	141,940,975	4,880,283	7,147,170	149,366	-
Realized Gain (Loss) on Investments	75,360,661	194,638	29,364,280	198,998	8,345,310

Net Realized Capital Gains (Losses) on Investments	217,301,636	5,074,921	36,511,450	348,364	8,345,310
Net Change in Unrealized Appreciation (Depreciation)	463,829	2,111,656	111,151,305	2,792,168	(18,670,650)

Net Gain (Loss) on Investment	217,765,465	7,186,577	147,662,755	3,140,532	(10,325,340)

Net Increase (Decrease) in Net Assets Resulting from Operations	202,310,497	6,664,281	144,183,862	3,137,398	(8,132,378)

Increase (Decrease) in Net Assets from Contract Transactions	(108,694,659)	60,621,620	(66,384,467)	29,303,677	(11,780,574)

Total Increase (Decrease) in Net Assets	93,615,838	67,285,901	77,799,395	32,441,075	(19,912,952)

Net Assets as of December 31, 2021:	$1,149,580,633	$70,825,649	$754,565,140	$34,083,630	$262,247,784

See Accompanying Notes.
(1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	American Funds - International Class 4 Shares	American Funds - New World Class 4 Shares	American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 4 Shares	BlackRock Basic Value V.I. Class I Shares
	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount(1)	Subaccount

Net Assets as of December 31, 2019:	$-	$-	$230,089,383	$-	$20,016,237

Investment Income:
Reinvested Dividends	3,058	-	5,758,767	4,564	416,035
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,800	790	4,339,698	679	261,627

Net Investment Income (Loss)	258	(790)	1,419,069	3,885	154,408

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,550,573	-	432,315
Realized Gain (Loss) on Investments	390	119	4,094,382	(583)	(399,729)

Net Realized Capital Gains (Losses) on Investments	390	119	6,644,955	(583)	32,586
Net Change in Unrealized Appreciation (Depreciation)	137,219	31,321	11,583,825	(712)	84,817

Net Gain (Loss) on Investment	137,609	31,440	18,228,780	(1,295)	117,403

Net Increase (Decrease) in Net Assets Resulting from Operations	137,867	30,650	19,647,849	2,590	271,811

Increase (Decrease) in Net Assets from Contract Transactions	1,309,523	366,645	35,639,235	464,103	(809,480)

Total Increase (Decrease) in Net Assets	1,447,390	397,295	55,287,084	466,693	(537,669)

Net Assets as of December 31, 2020:	$1,447,390	$397,295	$285,376,467	$466,693	$19,478,568

Investment Income:
Reinvested Dividends	360,201	38,810	3,819,270	130,052	244,468
Investment Expense:
Mortality and Expense Risk and Administrative Charges	120,537	52,424	4,449,434	110,920	320,297

Net Investment Income (Loss)	239,664	(13,614)	(630,164)	19,132	(75,829)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	113,332	11,104,162	360,153	2,805,492
Realized Gain (Loss) on Investments	43,131	29,228	2,656,006	(100,478)	(79,349)

Net Realized Capital Gains (Losses) on Investments	43,131	142,560	13,760,168	259,675	2,726,143
Net Change in Unrealized Appreciation (Depreciation)	(959,623)	(188,373)	(18,648,501)	(316,891)	1,103,558

Net Gain (Loss) on Investment	(916,492)	(45,813)	(4,888,333)	(57,216)	3,829,701

Net Increase (Decrease) in Net Assets Resulting from Operations	(676,828)	(59,427)	(5,518,497)	(38,084)	3,753,872

Increase (Decrease) in Net Assets from Contract Transactions	15,147,824	7,205,257	(12,157,582)	12,013,880	(3,651,860)

Total Increase (Decrease) in Net Assets	14,470,996	7,145,830	(17,676,079)	11,975,796	102,012

Net Assets as of December 31, 2021:	$15,918,386	$7,543,125	$267,700,388	$12,442,489	$19,580,580

See Accompanying Notes.
(1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BlackRock Global Allocation V.I. Class I Shares	BlackRock High Yield V.I. Class I Shares	DFA VA Equity Allocation	DFA VA Global Bond	DFA VA Global Moderate Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$10,712,286	$3,651,853	$-	$-	$-

Investment Income:
Reinvested Dividends	135,636	171,276	6,722	34	215
Investment Expense:
Mortality and Expense Risk and Administrative Charges	163,057	47,682	143	142	40

Net Investment Income (Loss)	(27,421)	123,594	6,579	(108)	175

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	556,679	-	1,019	-	233
Realized Gain (Loss) on Investments	112,021	(67,348)	20	9	3

Net Realized Capital Gains (Losses) on Investments	668,700	(67,348)	1,039	9	236
Net Change in Unrealized Appreciation (Depreciation)	1,282,704	66,114	10,605	478	1,925

Net Gain (Loss) on Investment	1,951,404	(1,234)	11,644	487	2,161

Net Increase (Decrease) in Net Assets Resulting from Operations	1,923,983	122,360	18,223	379	2,336

Increase (Decrease) in Net Assets from Contract Transactions	(837,407)	(420,951)	423,021	126,824	18,426

Total Increase (Decrease) in Net Assets	1,086,576	(298,591)	441,244	127,203	20,762

Net Assets as of December 31, 2020:	$11,798,862	$3,353,262	$441,244	$127,203	$20,762

Investment Income:
Reinvested Dividends	102,688	150,392	15,034	9,455	356
Investment Expense:
Mortality and Expense Risk and Administrative Charges	178,002	49,064	2,464	7,549	262

Net Investment Income (Loss)	(75,314)	101,328	12,570	1,906	94

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,488,427	8,530	35,408	124	798
Realized Gain (Loss) on Investments	443,359	25,266	13,046	(24)	(2,371)

Net Realized Capital Gains (Losses) on Investments	1,931,786	33,796	48,454	100	(1,573)
Net Change in Unrealized Appreciation (Depreciation)	(1,273,975)	(9,071)	57,082	(22,252)	1,763

Net Gain (Loss) on Investment	657,811	24,725	105,536	(22,152)	190

Net Increase (Decrease) in Net Assets Resulting from Operations	582,497	126,053	118,106	(20,246)	284

Increase (Decrease) in Net Assets from Contract Transactions	(1,728,092)	(469,764)	301,243	1,192,975	64,119

Total Increase (Decrease) in Net Assets	(1,145,595)	(343,711)	419,349	1,172,729	64,403

Net Assets as of December 31, 2021:	$10,653,267	$3,009,551	$860,593	$1,299,932	$85,165

See Accompanying Notes.
(1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	DFA VA International Small Subaccount	DFA VA International Value Subaccount	DFA VA Short-Term Fixed Subaccount	DFA VA U.S. Large Value Subaccount	DFA VA U.S. Targeted Value Subaccount

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	4,566	1,023	337	4,699	1,707
Investment Expense:
Mortality and Expense Risk and Administrative Charges	139	56	179	282	57

Net Investment Income (Loss)	4,427	967	158	4,417	1,650

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,022	-	-	-	-
Realized Gain (Loss) on Investments	11	14	132	565	12

Net Realized Capital Gains (Losses) on Investments	4,033	14	132	565	12
Net Change in Unrealized Appreciation (Depreciation)	24,548	7,838	(331)	29,900	14,577

Net Gain (Loss) on Investment	28,581	7,852	(199)	30,465	14,589

Net Increase (Decrease) in Net Assets Resulting from Operations	33,008	8,819	(41)	34,882	16,239

Increase (Decrease) in Net Assets from Contract Transactions	238,336	38,610	92,630	200,079	127,574

Total Increase (Decrease) in Net Assets	271,344	47,429	92,589	234,961	143,813

Net Assets as of December 31, 2020:	$271,344	$47,429	$92,589	$234,961	$143,813

Investment Income:
Reinvested Dividends	9,267	12,860	50	9,842	6,552
Investment Expense:
Mortality and Expense Risk and Administrative Charges	958	596	1,331	1,433	937

Net Investment Income (Loss)	8,309	12,264	(1,281)	8,409	5,615

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,995	-	-	-	32,905
Realized Gain (Loss) on Investments	19,180	12,786	(242)	4,833	12,723

Net Realized Capital Gains (Losses) on Investments	44,175	12,786	(242)	4,833	45,628
Net Change in Unrealized Appreciation (Depreciation)	(10,436)	(14,268)	(1,306)	69,763	26,312

Net Gain (Loss) on Investment	33,739	(1,482)	(1,548)	74,596	71,940

Net Increase (Decrease) in Net Assets Resulting from Operations	42,048	10,782	(2,829)	83,005	77,555

Increase (Decrease) in Net Assets from Contract Transactions	60,255	298,149	688,357	335,141	296,060

Total Increase (Decrease) in Net Assets	102,303	308,931	685,528	418,146	373,615

Net Assets as of December 31, 2021:	$373,647	$356,360	$778,117	$653,107	$517,428

See Accompanying Notes.
(1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Fidelity® VIP Balanced Service Class 2 Subaccount	Fidelity® VIP Consumer Staples Initial Class Subaccount(1)	Fidelity® VIP Contrafund® Initial Class Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Energy Service Class 2 Subaccount(1)

Net Assets as of December 31, 2019:	$457,401,722	$-	$208,350	$671,378,964	$-

Investment Income:
Reinvested Dividends	5,911,532	-	680	556,792	735
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,341,605	3	1,978	10,260,996	183

Net Investment Income (Loss)	(430,073)	(3)	(1,298)	(9,704,204)	552

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,627,910	-	1,609	3,799,959	-
Realized Gain (Loss) on Investments	10,909,464	-	32,946	16,802,617	(11)

Net Realized Capital Gains (Losses) on Investments	17,537,374	-	34,555	20,602,576	(11)
Net Change in Unrealized Appreciation (Depreciation)	72,477,696	137	32,245	176,893,917	3,173

Net Gain (Loss) on Investment	90,015,070	137	66,800	197,496,493	3,162

Net Increase (Decrease) in Net Assets Resulting from Operations	89,584,997	134	65,502	187,792,289	3,714

Increase (Decrease) in Net Assets from Contract Transactions	(9,312,365)	7,350	(5,988)	(3,897,564)	35,676

Total Increase (Decrease) in Net Assets	80,272,632	7,484	59,514	183,894,725	39,390

Net Assets as of December 31, 2020:	$537,674,354	$7,484	$267,864	$855,273,689	$39,390

Investment Income:
Reinvested Dividends	4,145,965	19,073	118	254,750	55,215
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,784,274	10,908	1,457	13,019,238	24,033

Net Investment Income (Loss)	(3,638,309)	8,165	(1,339)	(12,764,488)	31,182

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	42,330,351	37,479	26,268	116,931,032	-
Realized Gain (Loss) on Investments	27,133,992	19,209	41,658	57,481,724	80,489

Net Realized Capital Gains (Losses) on Investments	69,464,343	56,688	67,926	174,412,756	80,489
Net Change in Unrealized Appreciation (Depreciation)	19,933,365	42,770	(12,512)	52,764,799	124,804

Net Gain (Loss) on Investment	89,397,708	99,458	55,414	227,177,555	205,293

Net Increase (Decrease) in Net Assets Resulting from Operations	85,759,399	107,623	54,075	214,413,067	236,475

Increase (Decrease) in Net Assets from Contract Transactions	(37,632,615)	1,577,321	(82,417)	(75,585,865)	3,484,342

Total Increase (Decrease) in Net Assets	48,126,784	1,684,944	(28,342)	138,827,202	3,720,817

Net Assets as of December 31, 2021:	$585,801,138	$1,692,428	$239,522	$994,100,891	$3,760,207

See Accompanying Notes.
(1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Fidelity® VIP Equity-Income Initial Class Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Growth Initial Class Subaccount	Fidelity® VIP Growth Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount

Net Assets as of December 31, 2019:	$46,431	$41,513,921	$22,321	$39,103,539	$3,004,319

Investment Income:
Reinvested Dividends	776	577,026	18	17,473	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	300	537,537	194	634,980	53,442

Net Investment Income (Loss)	476	39,489	(176)	(617,507)	(53,442)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,922	1,756,688	2,327	4,031,782	202,964
Realized Gain (Loss) on Investments	280	147,314	650	3,045,880	339,542

Net Realized Capital Gains (Losses) on Investments	2,202	1,904,002	2,977	7,077,662	542,506
Net Change in Unrealized Appreciation (Depreciation)	(87)	(522,417)	6,516	8,682,737	1,369,629

Net Gain (Loss) on Investment	2,115	1,381,585	9,493	15,760,399	1,912,135

Net Increase (Decrease) in Net Assets Resulting from Operations	2,591	1,421,074	9,317	15,142,892	1,858,693

Increase (Decrease) in Net Assets from Contract Transactions	(1,725)	(4,278,811)	(1,455)	(4,554,584)	(378,152)

Total Increase (Decrease) in Net Assets	866	(2,857,737)	7,862	10,588,308	1,480,541

Net Assets as of December 31, 2020:	$47,297	$38,656,184	$30,183	$49,691,847	$4,484,860

Investment Income:
Reinvested Dividends	1,011	622,083	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	377	602,413	253	740,239	68,139

Net Investment Income (Loss)	634	19,670	(253)	(740,239)	(68,139)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,904	4,328,432	6,786	10,229,189	396,695
Realized Gain (Loss) on Investments	689	1,829,553	956	8,521,939	847,300

Net Realized Capital Gains (Losses) on Investments	6,593	6,157,985	7,742	18,751,128	1,243,995
Net Change in Unrealized Appreciation (Depreciation)	3,948	1,993,251	(949)	(8,522,248)	(705,431)

Net Gain (Loss) on Investment	10,541	8,151,236	6,793	10,228,880	538,564

Net Increase (Decrease) in Net Assets Resulting from Operations	11,175	8,170,906	6,540	9,488,641	470,425

Increase (Decrease) in Net Assets from Contract Transactions	(2,026)	(8,591,549)	(1,775)	(13,072,946)	(1,134,968)

Total Increase (Decrease) in Net Assets	9,149	(420,643)	4,765	(3,584,305)	(664,543)

Net Assets as of December 31, 2021:	$56,446	$38,235,541	$34,948	$46,107,542	$3,820,317

See Accompanying Notes.
(1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Fidelity® VIP Health Care Service Class 2 Subaccount(1)	Fidelity® VIP Mid Cap Initial Class Subaccount	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Technology Initial Class Subaccount(1)	Fidelity® VIP Utilities Initial Class Subaccount(1)

Net Assets as of December 31, 2019:	$-	$55,425	$354,595,211	$-	$-

Investment Income:
Reinvested Dividends	762	337	1,311,749	-	260
Investment Expense:
Mortality and Expense Risk and Administrative Charges	740	334	4,641,381	840	29

Net Investment Income (Loss)	22	3	(3,329,632)	(840)	231

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,305	-	-	2,212	-
Realized Gain (Loss) on Investments	26	(432)	(9,089,197)	110	(1)

Net Realized Capital Gains (Losses) on Investments	2,331	(432)	(9,089,197)	2,322	(1)
Net Change in Unrealized Appreciation (Depreciation)	8,364	10,186	68,018,855	23,264	102

Net Gain (Loss) on Investment	10,695	9,754	58,929,658	25,586	101

Net Increase (Decrease) in Net Assets Resulting from Operations	10,717	9,757	55,600,026	24,746	332

Increase (Decrease) in Net Assets from Contract Transactions	248,759	(829)	(12,486,099)	644,708	24,509

Total Increase (Decrease) in Net Assets	259,476	8,928	43,113,927	669,454	24,841

Net Assets as of December 31, 2020:	$259,476	$64,353	$397,709,138	$669,454	$24,841

Investment Income:
Reinvested Dividends	700	437	1,482,556	-	15,289
Investment Expense:
Mortality and Expense Risk and Administrative Charges	56,098	462	6,180,507	139,286	7,789

Net Investment Income (Loss)	(55,398)	(25)	(4,697,951)	(139,286)	7,500

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	84,628	11,426	67,148,006	671,849	-
Realized Gain (Loss) on Investments	7,425	1,269	22,787,344	109,849	2,459

Net Realized Capital Gains (Losses) on Investments	92,053	12,695	89,935,350	781,698	2,459
Net Change in Unrealized Appreciation (Depreciation)	207,113	2,809	4,895,162	1,486,667	90,059

Net Gain (Loss) on Investment	299,166	15,504	94,830,512	2,268,365	92,518

Net Increase (Decrease) in Net Assets Resulting from Operations	243,768	15,479	90,132,561	2,129,079	100,018

Increase (Decrease) in Net Assets from Contract Transactions	6,877,897	(3,351)	(58,265,097)	13,656,932	1,005,258

Total Increase (Decrease) in Net Assets	7,121,665	12,128	31,867,464	15,786,011	1,105,276

Net Assets as of December 31, 2021:	$7,381,141	$76,481	$429,576,602	$16,455,465	$1,130,117

See Accompanying Notes.
(1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Fidelity® VIP Value Strategies Initial Class Subaccount	Fidelity® VIP Value Strategies Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount	Franklin Income Class 2 Shares Subaccount	Franklin Mutual Shares Class 2 Shares Subaccount

Net Assets as of December 31, 2019:	$341,053	$167,567,384	$73,995,819	$57,808,661	$13,710,436

Investment Income:
Reinvested Dividends	2,900	1,518,002	911,797	2,858,821	295,699
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,631	2,017,532	1,116,918	718,652	159,404

Net Investment Income (Loss)	1,269	(499,530)	(205,121)	2,140,169	136,295

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,152	7,933,253	17,569,447	40,494	411,102
Realized Gain (Loss) on Investments	(31,095)	(10,839,242)	(3,066,992)	(409,582)	(100,832)

Net Realized Capital Gains (Losses) on Investments	(14,943)	(2,905,989)	14,502,455	(369,088)	310,270
Net Change in Unrealized Appreciation (Depreciation)	14,336	13,101,318	(8,143,456)	(2,961,837)	(1,536,703)

Net Gain (Loss) on Investment	(607)	10,195,329	6,358,999	(3,330,925)	(1,226,433)

Net Increase (Decrease) in Net Assets Resulting from Operations	662	9,695,799	6,153,878	(1,190,756)	(1,090,138)

Increase (Decrease) in Net Assets from Contract Transactions	(101,724)	(1,052,466)	(10,575,215)	(8,091,837)	(1,434,988)

Total Increase (Decrease) in Net Assets	(101,062)	8,643,333	(4,421,337)	(9,282,593)	(2,525,126)

Net Assets as of December 31, 2020:	$239,991	$176,210,717	$69,574,482	$48,526,068	$11,185,310

Investment Income:
Reinvested Dividends	5,948	2,839,374	1,081,032	2,309,326	330,160
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,318	3,208,262	1,128,651	715,688	174,165

Net Investment Income (Loss)	3,630	(368,888)	(47,619)	1,593,638	155,995

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	34,203	19,064,171	-	-	-
Realized Gain (Loss) on Investments	9,935	12,883,862	(2,694,273)	756,177	195,220

Net Realized Capital Gains (Losses) on Investments	44,138	31,948,033	(2,694,273)	756,177	195,220
Net Change in Unrealized Appreciation (Depreciation)	41,037	25,873,922	9,070,673	4,448,559	1,524,221

Net Gain (Loss) on Investment	85,175	57,821,955	6,376,400	5,204,736	1,719,441

Net Increase (Decrease) in Net Assets Resulting from Operations	88,805	57,453,067	6,328,781	6,798,374	1,875,436

Increase (Decrease) in Net Assets from Contract Transactions	116,957	9,879,567	(10,267,507)	(8,685,416)	(2,166,124)

Total Increase (Decrease) in Net Assets	205,762	67,332,634	(3,938,726)	(1,887,042)	(290,688)

Net Assets as of December 31, 2021:	$445,753	$243,543,351	$65,635,756	$46,639,026	$10,894,622

See Accompanying Notes.
(1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Franklin Templeton Foreign Class 2 Shares Subaccount	Invesco V.I. American Franchise Series II Shares Subaccount	Janus Henderson - Enterprise Service Shares Subaccount	Janus Henderson - Global Research Service Shares Subaccount	Janus Henderson - Mid Cap Value Service Shares Subaccount

Net Assets as of December 31, 2019:	$22,067,192	$6,803,867	$22,867,967	$25,159,601	$3,137,143

Investment Income:
Reinvested Dividends	587,580	-	9,336	148,116	27,994
Investment Expense:
Mortality and Expense Risk and Administrative Charges	265,192	109,977	310,952	348,033	37,990

Net Investment Income (Loss)	322,388	(109,977)	(301,616)	(199,917)	(9,996)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	565,270	1,584,588	1,256,061	53,015
Realized Gain (Loss) on Investments	(513,728)	396,729	1,842,226	1,745,944	(22,486)

Net Realized Capital Gains (Losses) on Investments	(513,728)	961,999	3,426,814	3,002,005	30,529
Net Change in Unrealized Appreciation (Depreciation)	(810,806)	1,701,288	351,580	1,161,277	(120,338)

Net Gain (Loss) on Investment	(1,324,534)	2,663,287	3,778,394	4,163,282	(89,809)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,002,146)	2,553,310	3,476,778	3,963,365	(99,805)

Increase (Decrease) in Net Assets from Contract Transactions	(2,731,109)	(723,179)	(2,882,010)	(3,157,721)	(158,140)

Total Increase (Decrease) in Net Assets	(3,733,255)	1,830,131	594,768	805,644	(257,945)

Net Assets as of December 31, 2020:	$18,333,937	$8,633,998	$23,462,735	$25,965,245	$2,879,198

Investment Income:
Reinvested Dividends	332,552	-	56,662	90,208	8,471
Investment Expense:
Mortality and Expense Risk and Administrative Charges	269,814	128,874	347,763	384,137	43,692

Net Investment Income (Loss)	62,738	(128,874)	(291,101)	(293,929)	(35,221)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	962,484	2,137,420	1,264,001	-
Realized Gain (Loss) on Investments	119,586	1,082,150	3,094,224	3,913,004	38,895

Net Realized Capital Gains (Losses) on Investments	119,586	2,044,634	5,231,644	5,177,005	38,895
Net Change in Unrealized Appreciation (Depreciation)	418,499	(1,086,048)	(1,748,105)	(1,023,049)	481,402

Net Gain (Loss) on Investment	538,085	958,586	3,483,539	4,153,956	520,297

Net Increase (Decrease) in Net Assets Resulting from Operations	600,823	829,712	3,192,438	3,860,027	485,076

Increase (Decrease) in Net Assets from Contract Transactions	(3,886,922)	(1,716,731)	(5,175,391)	(6,204,658)	(480,351)

Total Increase (Decrease) in Net Assets	(3,286,099)	(887,019)	(1,982,953)	(2,344,631)	4,725

Net Assets as of December 31, 2021:	$15,047,838	$7,746,979	$21,479,782	$23,620,614	$2,883,923

See Accompanying Notes.
(1) See Footnote 1	17

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	MFS® New Discovery Service Class Subaccount	MFS® Total Return Service Class Subaccount	NVIT Emerging Markets Class D Shares Subaccount	State Street Total Return V.I.S. Class 3 Shares Subaccount	TA 60/40 Allocation Service Class Subaccount

Net Assets as of December 31, 2019:	$44,689,857	$41,580,126	$21,048	$52,200,791	$25,139,161

Investment Income:
Reinvested Dividends	-	786,877	314	783,949	196,155
Investment Expense:
Mortality and Expense Risk and Administrative Charges	656,447	564,880	93	738,000	376,606

Net Investment Income (Loss)	(656,447)	221,997	221	45,949	(180,451)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,645,211	1,024,705	-	-	106,525
Realized Gain (Loss) on Investments	1,079,263	1,209,663	59	(2,788,236)	530,834

Net Realized Capital Gains (Losses) on Investments	5,724,474	2,234,368	59	(2,788,236)	637,359
Net Change in Unrealized Appreciation (Depreciation)	11,667,612	312,614	2,262	4,535,993	3,622,120

Net Gain (Loss) on Investment	17,392,086	2,546,982	2,321	1,747,757	4,259,479

Net Increase (Decrease) in Net Assets Resulting from Operations	16,735,639	2,768,979	2,542	1,793,706	4,079,028

Increase (Decrease) in Net Assets from Contract Transactions	(7,073,854)	(4,544,168)	(260)	(3,841,876)	12,338,559

Total Increase (Decrease) in Net Assets	9,661,785	(1,775,189)	2,282	(2,048,170)	16,417,587

Net Assets as of December 31, 2020:	$54,351,642	$39,804,937	$23,330	$50,152,621	$41,556,748

Investment Income:
Reinvested Dividends	-	639,706	223	1,004,801	429,183
Investment Expense:
Mortality and Expense Risk and Administrative Charges	787,327	589,825	111	843,361	560,358

Net Investment Income (Loss)	(787,327)	49,881	112	161,440	(131,175)

Increase (Decrease) in Net Assets from Operations:

Capital Gain Distributions	9,218,003	1,940,284	-	7,106,335	1,323,839
Realized Gain (Loss) on Investments	3,913,096	2,915,585	788	(270,046)	1,469,038

Net Realized Capital Gains (Losses) on Investments	13,131,099	4,855,869	788	6,836,289	2,792,877
Net Change in Unrealized Appreciation (Depreciation)	(11,701,699)	(288,609)	(2,595)	(1,251,515)	2,727,038

Net Gain (Loss) on Investment	1,429,400	4,567,260	(1,807)	5,584,774	5,519,915

Net Increase (Decrease) in Net Assets Resulting from Operations	642,073	4,617,141	(1,695)	5,746,214	5,388,740

Increase (Decrease) in Net Assets from Contract Transactions	(11,034,608)	(7,672,569)	(2,424)	(1,021,216)	5,368,531

Total Increase (Decrease) in Net Assets	(10,392,535)	(3,055,428)	(4,119)	4,724,998	10,757,271

Net Assets as of December 31, 2021:	$43,959,107	$36,749,509	$19,211	$54,877,619	$52,314,019

See Accompanying Notes.
(1) See Footnote 1	18

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Aegon High Yield Bond Initial Class Subaccount	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Initial Class Subaccount

Net Assets as of December 31, 2019:	$72,383,047	$155,487,204	$323,795,182	$163,985,604	$63,019,860

Investment Income:
Reinvested Dividends	4,033,007	8,386,710	7,633,781	3,646,322	1,278,626
Investment Expense:
Mortality and Expense Risk and Administrative Charges	961,202	1,937,134	3,765,119	1,835,190	1,169,354

Net Investment Income (Loss)	3,071,805	6,449,576	3,868,662	1,811,132	109,272

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	30,847,109	16,265,801	93,574
Realized Gain (Loss) on Investments	(1,430,214)	(4,638,631)	7,637,375	(5,999,602)	(37,627)

Net Realized Capital Gains (Losses) on Investments	(1,430,214)	(4,638,631)	38,484,484	10,266,199	55,947
Net Change in Unrealized Appreciation (Depreciation)	22,967	1,249,404	(73,940,249)	(27,537,740)	4,590,861

Net Gain (Loss) on Investment	(1,407,247)	(3,389,227)	(35,455,765)	(17,271,541)	4,646,808

Net Increase (Decrease) in Net Assets Resulting from Operations	1,664,558	3,060,349	(31,587,103)	(15,460,409)	4,756,080

Increase (Decrease) in Net Assets from Contract Transactions	(5,075,763)	(8,476,960)	(33,819,654)	(9,469,542)	13,032,275

Total Increase (Decrease) in Net Assets	(3,411,205)	(5,416,611)	(65,406,757)	(24,929,951)	17,788,355

Net Assets as of December 31, 2020:	$68,971,842	$150,070,593	$258,388,425	$139,055,653	$80,808,215

Investment Income:
Reinvested Dividends	3,487,120	7,478,036	5,671,731	2,763,715	1,490,827
Investment Expense:
Mortality and Expense Risk and Administrative Charges	992,459	2,077,989	3,966,657	2,039,318	1,119,445

Net Investment Income (Loss)	2,494,661	5,400,047	1,705,074	724,397	371,382

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	4,785,228
Realized Gain (Loss) on Investments	225,453	(314,663)	17,575,088	(2,278,738)	(413,359)

Net Realized Capital Gains (Losses) on Investments	225,453	(314,663)	17,575,088	(2,278,738)	4,371,869
Net Change in Unrealized Appreciation (Depreciation)	453,007	2,013,911	30,763,061	28,761,532	(7,828,956)

Net Gain (Loss) on Investment	678,460	1,699,248	48,338,149	26,482,794	(3,457,087)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,173,121	7,099,295	50,043,223	27,207,191	(3,085,705)

Increase (Decrease) in Net Assets from Contract Transactions	(14,161,797)	(6,769,722)	(58,807,437)	(18,244,334)	(14,176,576)

Total Increase (Decrease) in Net Assets	(10,988,676)	329,573	(8,764,214)	8,962,857	(17,262,281)

Net Assets as of December 31, 2021:	$57,983,166	$150,400,166	$249,624,211	$148,018,510	$63,545,934

See Accompanying Notes.
(1) See Footnote 1	19

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Aegon U.S. Government Securities Service Class Subaccount	TA American Funds Managed Risk - Balanced Service Class Subaccount	TA BlackRock Global Real Estate Securities Initial Class Subaccount	TA BlackRock Global Real Estate Securities Service Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount

Net Assets as of December 31, 2019:	$191,285,315	$940,541,090	$42,084,933	$86,036,786	$88,719,890

Investment Income:
Reinvested Dividends	4,590,467	11,308,461	4,222,245	8,736,879	251,478
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,437,336	12,200,988	512,697	1,046,620	1,704,181

Net Investment Income (Loss)	153,131	(892,527)	3,709,548	7,690,259	(1,452,703)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	379,663	28,332,214	2,505,271	5,301,300	-
Realized Gain (Loss) on Investments	11,163,946	10,588,863	(427,847)	(2,614,285)	(1)

Net Realized Capital Gains (Losses) on Investments	11,543,609	38,921,077	2,077,424	2,687,015	(1)
Net Change in Unrealized Appreciation (Depreciation)	6,628,567	(8,246,467)	(6,936,654)	(12,745,741)	1

Net Gain (Loss) on Investment	18,172,176	30,674,610	(4,859,230)	(10,058,726)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	18,325,307	29,782,083	(1,149,682)	(2,368,467)	(1,452,703)

Increase (Decrease) in Net Assets from Contract Transactions	63,888,684	10,710,837	(4,403,030)	(1,901,445)	38,724,102

Total Increase (Decrease) in Net Assets	82,213,991	40,492,920	(5,552,712)	(4,269,912)	37,271,399

Net Assets as of December 31, 2020:	$273,499,306	$981,034,010	$36,532,221	$81,766,874	$125,991,289

Investment Income:
Reinvested Dividends	3,524,237	8,885,453	1,008,326	1,932,707	3,895
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,994,121	13,201,482	585,349	1,242,266	1,948,751

Net Investment Income (Loss)	530,116	(4,316,029)	422,977	690,441	(1,944,856)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,985,991	-	-	-	-
Realized Gain (Loss) on Investments	(1,721,976)	22,780,643	(277,791)	(297,738)	-

Net Realized Capital Gains (Losses) on Investments	12,264,015	22,780,643	(277,791)	(297,738)	-
Net Change in Unrealized Appreciation (Depreciation)	(22,472,975)	92,236,652	8,290,006	18,781,262	-

Net Gain (Loss) on Investment	(10,208,960)	115,017,295	8,012,215	18,483,524	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,678,844)	110,701,266	8,435,192	19,173,965	(1,944,856)

Increase (Decrease) in Net Assets from Contract Transactions	(70,284,030)	(64,774,913)	(7,385,756)	(4,894,913)	(22,648,258)

Total Increase (Decrease) in Net Assets	(79,962,874)	45,926,353	1,049,436	14,279,052	(24,593,114)

Net Assets as of December 31, 2021:	$193,536,432	$1,026,960,363	$37,581,657	$96,045,926	$101,398,175

See Accompanying Notes.
(1) See Footnote 1	20

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA BlackRock Government Money Market Service Class	TA BlackRock iShares Active Asset Allocation - Conservative Service Class	TA BlackRock iShares Active Asset Allocation - Moderate Service Class	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$348,881,228	$339,344,934	$1,331,045,066	$522,009,134

Investment Income:
Reinvested Dividends	914,430	6,183,462	22,973,150	8,144,040
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,050,792	4,035,146	15,837,706	6,024,506

Net Investment Income (Loss)	(6,136,362)	2,148,316	7,135,444	2,119,534

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,565,629	22,736,424	8,948,135
Realized Gain (Loss) on Investments	-	183,522	(4,394,738)	(6,047,735)

Net Realized Capital Gains (Losses) on Investments	-	4,749,151	18,341,686	2,900,400
Net Change in Unrealized Appreciation (Depreciation)	-	8,611,726	(6,695,177)	(25,427,833)

Net Gain (Loss) on Investment	-	13,360,877	11,646,509	(22,527,433)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,136,362)	15,509,193	18,781,953	(20,407,899)

Increase (Decrease) in Net Assets from Contract Transactions	270,997,333	(38,740,125)	(115,217,731)	(58,435,409)

Total Increase (Decrease) in Net Assets	264,860,971	(23,230,932)	(96,435,778)	(78,843,308)

Net Assets as of December 31, 2020:	$613,742,199	$316,114,002	$1,234,609,288	$443,165,826

Investment Income:
Reinvested Dividends	18,977	3,272,782	10,529,533	2,272,992
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,449,393	3,870,366	15,586,626	5,719,937

Net Investment Income (Loss)	(7,430,416)	(597,584)	(5,057,093)	(3,446,945)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,796,769	-	-
Realized Gain (Loss) on Investments	-	2,978,015	7,534,844	(1,711,690)

Net Realized Capital Gains (Losses) on Investments	-	7,774,784	7,534,844	(1,711,690)
Net Change in Unrealized Appreciation (Depreciation)	-	6,053,604	78,425,287	30,573,794

Net Gain (Loss) on Investment	-	13,828,388	85,960,131	28,862,104

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,430,416)	13,230,804	80,903,038	25,415,159

Increase (Decrease) in Net Assets from Contract Transactions	(103,215,225)	(34,198,769)	(145,459,216)	(53,513,607)

Total Increase (Decrease) in Net Assets	(110,645,641)	(20,967,965)	(64,556,178)	(28,098,448)

Net Assets as of December 31, 2021:	$503,096,558	$295,146,037	$1,170,053,110	$415,067,378

See Accompanying Notes.
(1) See Footnote 1	21

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA BlackRock iShares Dynamic Allocation - Balanced Service Class	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	TA BlackRock iShares Edge 100 Service Class	TA BlackRock iShares Edge 40 Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$1,048,148,666	$447,785,619	$49,637,017	$17,996,551

Investment Income:
Reinvested Dividends	16,083,619	6,475,530	837,810	459,536
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,542,376	5,443,302	593,869	278,073

Net Investment Income (Loss)	3,541,243	1,032,228	243,941	181,463

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,130,147	4,353,012	998,501	130,568
Realized Gain (Loss) on Investments	6,811,804	1,321,801	1,764,522	55,390

Net Realized Capital Gains (Losses) on Investments	18,941,951	5,674,813	2,763,023	185,958
Net Change in Unrealized Appreciation (Depreciation)	(42,906,483)	(22,720,448)	2,109,863	1,167,465

Net Gain (Loss) on Investment	(23,964,532)	(17,045,635)	4,872,886	1,353,423

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,423,289)	(16,013,407)	5,116,827	1,534,886

Increase (Decrease) in Net Assets from Contract Transactions	(63,319,757)	(30,653,842)	5,225,145	1,045,984

Total Increase (Decrease) in Net Assets	(83,743,046)	(46,667,249)	10,341,972	2,580,870

Net Assets as of December 31, 2020:	$964,405,620	$401,118,370	$59,978,989	$20,577,421

Investment Income:
Reinvested Dividends	5,315,999	1,151,111	622,171	357,744
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,262,817	5,429,843	781,182	303,891

Net Investment Income (Loss)	(6,946,818)	(4,278,732)	(159,011)	53,853

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	89,064,536	35,841,158	1,540,465	397,450
Realized Gain (Loss) on Investments	6,028,497	3,658,287	1,688,893	351,270

Net Realized Capital Gains (Losses) on Investments	95,093,033	39,499,445	3,229,358	748,720
Net Change in Unrealized Appreciation (Depreciation)	(17,211,512)	13,824,604	7,124,454	90,130

Net Gain (Loss) on Investment	77,881,521	53,324,049	10,353,812	838,850

Net Increase (Decrease) in Net Assets Resulting from Operations	70,934,703	49,045,317	10,194,801	892,703

Increase (Decrease) in Net Assets from Contract Transactions	(99,856,220)	(44,934,194)	1,068,686	(2,765,387)

Total Increase (Decrease) in Net Assets	(28,921,517)	4,111,123	11,263,487	(1,872,684)

Net Assets as of December 31, 2021:	$935,484,103	$405,229,493	$71,242,476	$18,704,737

See Accompanying Notes.
(1) See Footnote 1	22

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA BlackRock iShares Edge 40 Service Class	TA BlackRock iShares Edge 50 Service Class	TA BlackRock iShares Edge 75 Service Class	TA BlackRock Tactical Allocation Service Class	TA Goldman Sachs 70/30 Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)

Net Assets as of December 31, 2019:	$292,492,929	$301,321,199	$117,927,147	$1,256,854,629	$-

Investment Income:
Reinvested Dividends	6,293,950	4,633,950	1,943,502	20,593,638	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,857,833	4,278,597	1,748,789	16,432,314	12

Net Investment Income (Loss)	2,436,117	355,353	194,713	4,161,324	(12)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,991,340	1,281,981	776,096	65,505,524	-
Realized Gain (Loss) on Investments	1,804,197	3,655,756	2,120,980	6,723,992	-

Net Realized Capital Gains (Losses) on Investments	3,795,537	4,937,737	2,897,076	72,229,516	-
Net Change in Unrealized Appreciation (Depreciation)	15,279,966	29,660,642	11,366,928	53,469,861	323

Net Gain (Loss) on Investment	19,075,503	34,598,379	14,264,004	125,699,377	323

Net Increase (Decrease) in Net Assets Resulting from Operations	21,511,620	34,953,732	14,458,717	129,860,701	311

Increase (Decrease) in Net Assets from Contract Transactions	(19,545,677)	112,148,808	33,385,298	(144,616,780)	20,000

Total Increase (Decrease) in Net Assets	1,965,943	147,102,540	47,844,015	(14,756,079)	20,311

Net Assets as of December 31, 2020:	$294,458,872	$448,423,739	$165,771,162	$1,242,098,550	$20,311

Investment Income:
Reinvested Dividends	4,383,173	5,378,081	1,891,321	29,467,319	12,822
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,862,543	5,529,146	2,210,501	16,551,426	13,362

Net Investment Income (Loss)	520,630	(151,065)	(319,180)	12,915,893	(540)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,647,817	6,488,844	3,640,765	39,500,191	23,566
Realized Gain (Loss) on Investments	4,489,631	6,582,702	6,692,210	15,266,371	2,864

Net Realized Capital Gains (Losses) on Investments	10,137,448	13,071,546	10,332,975	54,766,562	26,430
Net Change in Unrealized Appreciation (Depreciation)	1,597,423	16,985,768	9,233,682	4,671,439	96,878

Net Gain (Loss) on Investment	11,734,871	30,057,314	19,566,657	59,438,001	123,308

Net Increase (Decrease) in Net Assets Resulting from Operations	12,255,501	29,906,249	19,247,477	72,353,894	122,768

Increase (Decrease) in Net Assets from Contract Transactions	(27,914,537)	16,748,296	(2,860,124)	(161,303,474)	1,679,600

Total Increase (Decrease) in Net Assets	(15,659,036)	46,654,545	16,387,353	(88,949,580)	1,802,368

Net Assets as of December 31, 2021:	$278,799,836	$495,078,284	$182,158,515	$1,153,148,970	$1,822,679

See Accompanying Notes.
(1) See Footnote 1	23

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA International Focus Initial Class	TA International Focus Service Class	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Initial Class	TA Janus Mid-Cap Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$82,908,303	$101,695,343	$998,779,258	$87,346,650	$146,913,356

Investment Income:
Reinvested Dividends	1,739,788	2,035,475	14,997,747	179,371	62,636
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,138,931	1,293,992	13,465,847	1,178,138	2,053,174

Net Investment Income (Loss)	600,857	741,483	1,531,900	(998,767)	(1,990,538)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	41,399,550	6,423,632	13,550,166
Realized Gain (Loss) on Investments	1,080,366	(1,407,611)	27,238,228	1,386,709	5,550,821

Net Realized Capital Gains (Losses) on Investments	1,080,366	(1,407,611)	68,637,778	7,810,341	19,100,987
Net Change in Unrealized Appreciation (Depreciation)	12,232,404	18,543,979	52,949,026	6,031,453	12,448,779

Net Gain (Loss) on Investment	13,312,770	17,136,368	121,586,804	13,841,794	31,549,766

Net Increase (Decrease) in Net Assets Resulting from Operations	13,913,627	17,877,851	123,118,704	12,843,027	29,559,228

Increase (Decrease) in Net Assets from Contract Transactions	(8,945,551)	(4,365,559)	(36,874,495)	(9,251,104)	18,808,403

Total Increase (Decrease) in Net Assets	4,968,076	13,512,292	86,244,209	3,591,923	48,367,631

Net Assets as of December 31, 2020:	$87,876,379	$115,207,635	$1,085,023,467	$90,938,573	$195,280,987

Investment Income:
Reinvested Dividends	1,086,968	1,238,668	12,400,846	248,816	207,124
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,303,768	1,583,334	14,984,758	1,372,494	2,770,747

Net Investment Income (Loss)	(216,800)	(344,666)	(2,583,912)	(1,123,678)	(2,563,623)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	46,966,099	11,239,465	27,229,440
Realized Gain (Loss) on Investments	4,640,077	3,896,291	47,013,056	9,460,216	10,359,748

Net Realized Capital Gains (Losses) on Investments	4,640,077	3,896,291	93,979,155	20,699,681	37,589,188
Net Change in Unrealized Appreciation (Depreciation)	3,291,950	6,828,632	52,951,201	(6,336,411)	(5,311,165)

Net Gain (Loss) on Investment	7,932,027	10,724,923	146,930,356	14,363,270	32,278,023

Net Increase (Decrease) in Net Assets Resulting from Operations	7,715,227	10,380,257	144,346,444	13,239,592	29,714,400

Increase (Decrease) in Net Assets from Contract Transactions	(16,845,179)	(1,735,556)	(97,020,497)	(21,574,802)	(7,135,649)

Total Increase (Decrease) in Net Assets	(9,129,952)	8,644,701	47,325,947	(8,335,210)	22,578,751

Net Assets as of December 31, 2021:	$78,746,427	$123,852,336	$1,132,349,414	$82,603,363	$217,859,738

See Accompanying Notes.
(1) See Footnote 1	24

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA JPMorgan Asset Allocation - Conservative Initial Class	TA JPMorgan Asset Allocation - Conservative Service Class	TA JPMorgan Asset Allocation - Growth Initial Class	TA JPMorgan Asset Allocation - Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$156,640,797	$995,998,146	$276,399,883	$223,490,179

Investment Income:
Reinvested Dividends	3,953,907	21,303,097	4,511,753	3,210,259
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,435,881	12,605,038	4,068,908	2,912,440

Net Investment Income (Loss)	1,518,026	8,698,059	442,845	297,819

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,904,428	23,357,666	21,174,574	17,464,987
Realized Gain (Loss) on Investments	(309,806)	(274,189)	8,771,611	3,837,721

Net Realized Capital Gains (Losses) on Investments	3,594,622	23,083,477	29,946,185	21,302,708
Net Change in Unrealized Appreciation (Depreciation)	10,515,449	55,717,868	28,057,173	26,294,401

Net Gain (Loss) on Investment	14,110,071	78,801,345	58,003,358	47,597,109

Net Increase (Decrease) in Net Assets Resulting from Operations	15,628,097	87,499,404	58,446,203	47,894,928

Increase (Decrease) in Net Assets from Contract Transactions	(4,716,711)	(97,446,659)	(18,899,856)	(15,204,123)

Total Increase (Decrease) in Net Assets	10,911,386	(9,947,255)	39,546,347	32,690,805

Net Assets as of December 31, 2020:	$167,552,183	$986,050,891	$315,946,230	$256,180,984

Investment Income:
Reinvested Dividends	4,105,157	21,132,167	5,503,429	4,094,067
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,580,901	12,977,842	5,047,027	3,717,092

Net Investment Income (Loss)	1,524,256	8,154,325	456,402	376,975

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,627,704	15,036,667	20,104,572	16,913,962
Realized Gain (Loss) on Investments	4,866,052	13,476,720	37,767,967	11,932,706

Net Realized Capital Gains (Losses) on Investments	7,493,756	28,513,387	57,872,539	28,846,668
Net Change in Unrealized Appreciation (Depreciation)	(1,924,960)	4,019,732	(4,822,118)	15,286,089

Net Gain (Loss) on Investment	5,568,796	32,533,119	53,050,421	44,132,757

Net Increase (Decrease) in Net Assets Resulting from Operations	7,093,052	40,687,444	53,506,823	44,509,732

Increase (Decrease) in Net Assets from Contract Transactions	(26,498,112)	(98,889,364)	(77,693,679)	(23,352,042)

Total Increase (Decrease) in Net Assets	(19,405,060)	(58,201,920)	(24,186,856)	21,157,690

Net Assets as of December 31, 2021:	$148,147,123	$927,848,971	$291,759,374	$277,338,674

See Accompanying Notes.
(1) See Footnote 1	25

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA JPMorgan Asset Allocation - Moderate Initial Class	TA JPMorgan Asset Allocation - Moderate Service Class	TA JPMorgan Asset Allocation - Moderate Growth Initial Class	TA JPMorgan Asset Allocation - Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$374,973,973	$5,681,558,353	$494,980,786	$3,277,444,014

Investment Income:
Reinvested Dividends	7,800,885	112,096,787	9,547,619	55,077,875
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,451,820	71,570,847	7,172,173	43,185,837

Net Investment Income (Loss)	2,349,065	40,525,940	2,375,446	11,892,038

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,756,700	172,794,247	24,082,801	159,257,142
Realized Gain (Loss) on Investments	5,657,108	24,679,988	5,389,502	16,559,455

Net Realized Capital Gains (Losses) on Investments	16,413,808	197,474,235	29,472,303	175,816,597
Net Change in Unrealized Appreciation (Depreciation)	18,560,769	367,396,053	28,437,579	190,092,382

Net Gain (Loss) on Investment	34,974,577	564,870,288	57,909,882	365,908,979

Net Increase (Decrease) in Net Assets Resulting from Operations	37,323,642	605,396,228	60,285,328	377,801,017

Increase (Decrease) in Net Assets from Contract Transactions	(26,100,100)	(137,417,836)	(28,923,362)	(318,448,359)

Total Increase (Decrease) in Net Assets	11,223,542	467,978,392	31,361,966	59,352,658

Net Assets as of December 31, 2020:	$386,197,515	$6,149,536,745	$526,342,752	$3,336,796,672

Investment Income:
Reinvested Dividends	7,234,191	105,688,632	11,529,339	65,699,941
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,863,212	79,392,235	8,152,369	47,979,324

Net Investment Income (Loss)	1,370,979	26,296,397	3,376,970	17,720,617

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,419,780	40,020,269	13,233,708	84,143,672
Realized Gain (Loss) on Investments	22,524,567	101,611,335	30,241,338	96,764,040

Net Realized Capital Gains (Losses) on Investments	24,944,347	141,631,604	43,475,046	180,907,712
Net Change in Unrealized Appreciation (Depreciation)	1,703,944	286,542,696	14,586,774	188,508,263

Net Gain (Loss) on Investment	26,648,291	428,174,300	58,061,820	369,415,975

Net Increase (Decrease) in Net Assets Resulting from Operations	28,019,270	454,470,697	61,438,790	387,136,592

Increase (Decrease) in Net Assets from Contract Transactions	(75,495,701)	(503,130,194)	(100,340,760)	(410,683,575)

Total Increase (Decrease) in Net Assets	(47,476,431)	(48,659,497)	(38,901,970)	(23,546,983)

Net Assets as of December 31, 2021:	$338,721,084	$6,100,877,248	$487,440,782	$3,313,249,689

See Accompanying Notes.
(1) See Footnote 1	26

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA JPMorgan Core Bond Service Class	TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Enhanced Index Service Class	TA JPMorgan International Moderate Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$267,800,611	$135,407,620	$79,574,306	$100,195

Investment Income:
Reinvested Dividends	9,991,303	1,872,973	1,066,901	2,695
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,732,932	1,962,728	1,118,914	437

Net Investment Income (Loss)	6,258,371	(89,755)	(52,013)	2,258

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	746,919	10,343,959	6,847,779	9
Realized Gain (Loss) on Investments	2,077,773	4,660,248	1,906,189	95

Net Realized Capital Gains (Losses) on Investments	2,824,692	15,004,207	8,753,968	104
Net Change in Unrealized Appreciation (Depreciation)	6,990,321	7,144,775	5,937,364	12,006

Net Gain (Loss) on Investment	9,815,013	22,148,982	14,691,332	12,110

Net Increase (Decrease) in Net Assets Resulting from Operations	16,073,384	22,059,227	14,639,319	14,368

Increase (Decrease) in Net Assets from Contract Transactions	36,621,243	(14,371,901)	4,322,983	(452)

Total Increase (Decrease) in Net Assets	52,694,627	7,687,326	18,962,302	13,916

Net Assets as of December 31, 2020:	$320,495,238	$143,094,946	$98,536,608	$114,111

Investment Income:
Reinvested Dividends	7,398,074	1,190,207	641,549	1,839
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,924,687	2,311,919	1,456,834	543

Net Investment Income (Loss)	3,473,387	(1,121,712)	(815,285)	1,296

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,917,588	17,360,452	12,454,098	-
Realized Gain (Loss) on Investments	965,694	13,632,743	4,892,306	532

Net Realized Capital Gains (Losses) on Investments	11,883,282	30,993,195	17,346,404	532
Net Change in Unrealized Appreciation (Depreciation)	(23,366,178)	7,632,886	10,204,726	8,165

Net Gain (Loss) on Investment	(11,482,896)	38,626,081	27,551,130	8,697

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,009,509)	37,504,369	26,735,845	9,993

Increase (Decrease) in Net Assets from Contract Transactions	(6,821,082)	(27,878,575)	(4,876,817)	(1,594)

Total Increase (Decrease) in Net Assets	(14,830,591)	9,625,794	21,859,028	8,399

Net Assets as of December 31, 2021:	$305,664,647	$152,720,740	$120,395,636	$122,510

See Accompanying Notes.
(1) See Footnote 1	27

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA JPMorgan International Moderate Growth Service Class	TA JPMorgan Mid Cap Value Service Class	TA JPMorgan Tactical Allocation Service Class	TA Madison Diversified Income Service Class	TA Managed Risk - Balanced ETF Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$556,497,257	$237,476,565	$1,220,599,661	$179,387,536	$5,570,038,106

Investment Income:
Reinvested Dividends	12,538,703	2,105,932	25,355,507	2,790,387	107,737,420
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,140,652	2,759,099	14,967,267	2,267,168	64,767,373

Net Investment Income (Loss)	5,398,051	(653,167)	10,388,240	523,219	42,970,047

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	46,651	7,962,414	29,005,275	4,095,860	66,255,851
Realized Gain (Loss) on Investments	2,840,405	(20,447,987)	15,579,374	4,039,729	38,305,337

Net Realized Capital Gains (Losses) on Investments	2,887,056	(12,485,573)	44,584,649	8,135,589	104,561,188
Net Change in Unrealized Appreciation (Depreciation)	53,371,897	11,536,195	71,143,140	2,010,765	(12,291,670)

Net Gain (Loss) on Investment	56,258,953	(949,378)	115,727,789	10,146,354	92,269,518

Net Increase (Decrease) in Net Assets Resulting from Operations	61,657,004	(1,602,545)	126,116,029	10,669,573	135,239,565

Increase (Decrease) in Net Assets from Contract Transactions	(61,330,397)	(4,866,829)	(46,148,910)	13,325,271	(428,250,515)

Total Increase (Decrease) in Net Assets	326,607	(6,469,374)	79,967,119	23,994,844	(293,010,950)

Net Assets as of December 31, 2020:	$556,823,864	$231,007,191	$1,300,566,780	$203,382,380	$5,277,027,156

Investment Income:
Reinvested Dividends	7,123,596	1,647,446	19,238,314	2,851,187	58,990,431
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,815,059	3,677,781	15,530,309	2,471,720	65,010,238

Net Investment Income (Loss)	(691,463)	(2,030,335)	3,708,005	379,467	(6,019,807)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,467,371	73,066,362	2,227,122	238,339,457
Realized Gain (Loss) on Investments	19,129,481	1,245,140	20,534,324	9,052,694	88,767,692

Net Realized Capital Gains (Losses) on Investments	19,129,481	5,712,511	93,600,686	11,279,816	327,107,149
Net Change in Unrealized Appreciation (Depreciation)	22,237,798	58,621,547	(55,049,138)	589,406	81,619,695

Net Gain (Loss) on Investment	41,367,279	64,334,058	38,551,548	11,869,222	408,726,844

Net Increase (Decrease) in Net Assets Resulting from Operations	40,675,816	62,303,723	42,259,553	12,248,689	402,707,037

Increase (Decrease) in Net Assets from Contract Transactions	(70,703,565)	(17,353,233)	(94,111,222)	(46,525,662)	(593,334,110)

Total Increase (Decrease) in Net Assets	(30,027,749)	44,950,490	(51,851,669)	(34,276,973)	(190,627,073)

Net Assets as of December 31, 2021:	$526,796,115	$275,957,681	$1,248,715,111	$169,105,407	$5,086,400,083

See Accompanying Notes.
(1) See Footnote 1	28

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Managed Risk - Conservative ETF Service Class	TA Managed Risk - Growth ETF Service Class	TA Market Participation Strategy Service Class	TA Morgan Stanley Capital Growth Initial Class	TA Morgan Stanley Capital Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$666,135,464	$2,476,677,187	$393,660,137	$372,441,653	$362,045,816

Investment Income:
Reinvested Dividends	13,982,868	45,616,051	4,013,688	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,016,326	29,100,913	5,464,772	7,960,726	7,644,774

Net Investment Income (Loss)	5,966,542	16,515,138	(1,451,084)	(7,960,726)	(7,644,774)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,179,084	61,333,390	4,889,286	20,977,154	23,690,107
Realized Gain (Loss) on Investments	3,352,069	(6,081,539)	4,612,192	45,000,957	39,334,242

Net Realized Capital Gains (Losses) on Investments	5,531,153	55,251,851	9,501,478	65,978,111	63,024,349
Net Change in Unrealized Appreciation (Depreciation)	9,851,751	(22,099,510)	61,265,275	345,062,731	377,310,162

Net Gain (Loss) on Investment	15,382,904	33,152,341	70,766,753	411,040,842	440,334,511

Net Increase (Decrease) in Net Assets Resulting from Operations	21,349,446	49,667,479	69,315,669	403,080,116	432,689,737

Increase (Decrease) in Net Assets from Contract Transactions	(54,633,851)	(260,313,552)	(31,472,366)	(64,427,405)	73,403,920

Total Increase (Decrease) in Net Assets	(33,284,405)	(210,646,073)	37,843,303	338,652,711	506,093,657

Net Assets as of December 31, 2020:	$632,851,059	$2,266,031,114	$431,503,440	$711,094,364	$868,139,473

Investment Income:
Reinvested Dividends	9,451,145	19,967,981	2,105,983	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,614,265	29,726,260	5,863,286	10,261,225	12,048,852

Net Investment Income (Loss)	1,836,880	(9,758,279)	(3,757,303)	(10,261,225)	(12,048,852)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,209,760	106,820,114	43,683,462	175,976,370	247,526,349
Realized Gain (Loss) on Investments	5,871,013	26,484,698	13,015,125	102,122,559	82,235,172

Net Realized Capital Gains (Losses) on Investments	14,080,773	133,304,812	56,698,587	278,098,929	329,761,521
Net Change in Unrealized Appreciation (Depreciation)	(7,220,491)	144,776,798	(726,743)	(265,078,100)	(336,472,202)

Net Gain (Loss) on Investment	6,860,282	278,081,610	55,971,844	13,020,829	(6,710,681)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,697,162	268,323,331	52,214,541	2,759,604	(18,759,533)

Increase (Decrease) in Net Assets from Contract Transactions	(65,123,641)	(315,820,024)	(57,471,573)	(176,155,622)	(14,746,528)

Total Increase (Decrease) in Net Assets	(56,426,479)	(47,496,693)	(5,257,032)	(173,396,018)	(33,506,061)

Net Assets as of December 31, 2021:	$576,424,580	$2,218,534,421	$426,246,408	$537,698,346	$834,633,412

See Accompanying Notes.
(1) See Footnote 1	29

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Morgan Stanley Global Allocation Service Class	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	TA MSCI EAFE Index Service Class	TA Multi-Managed Balanced Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$1,137,383,093	$271,457,068	$38,023,654	$97,122,745

Investment Income:
Reinvested Dividends	10,055,767	3,419,632	697,970	1,568,587
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,846,463	3,438,828	549,934	1,458,110

Net Investment Income (Loss)	(4,790,696)	(19,196)	148,036	110,477

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	40,666,907	6,771,253	55,755	4,024,250
Realized Gain (Loss) on Investments	20,497,180	(131,981)	(298,316)	1,651,237

Net Realized Capital Gains (Losses) on Investments	61,164,087	6,639,272	(242,561)	5,675,487
Net Change in Unrealized Appreciation (Depreciation)	112,331,355	7,209,782	4,555,874	7,233,097

Net Gain (Loss) on Investment	173,495,442	13,849,054	4,313,313	12,908,584

Net Increase (Decrease) in Net Assets Resulting from Operations	168,704,746	13,829,858	4,461,349	13,019,061

Increase (Decrease) in Net Assets from Contract Transactions	(122,974,679)	(2,852,876)	10,901,656	472,865

Total Increase (Decrease) in Net Assets	45,730,067	10,976,982	15,363,005	13,491,926

Net Assets as of December 31, 2020:	$1,183,113,160	$282,434,050	$53,386,659	$110,614,671

Investment Income:
Reinvested Dividends	5,580,291	14,847,178	879,362	1,274,957
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,020,584	3,703,906	797,929	1,665,285

Net Investment Income (Loss)	(10,440,293)	11,143,272	81,433	(390,328)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	92,808,047	-	-	5,988,288
Realized Gain (Loss) on Investments	46,215,485	3,212,084	1,224,761	8,903,046

Net Realized Capital Gains (Losses) on Investments	139,023,532	3,212,084	1,224,761	14,891,334
Net Change in Unrealized Appreciation (Depreciation)	(51,407,427)	1,892,165	3,820,266	1,259,097

Net Gain (Loss) on Investment	87,616,105	5,104,249	5,045,027	16,150,431

Net Increase (Decrease) in Net Assets Resulting from Operations	77,175,812	16,247,521	5,126,460	15,760,103

Increase (Decrease) in Net Assets from Contract Transactions	(145,339,005)	(15,338,639)	4,921,460	(22,592,063)

Total Increase (Decrease) in Net Assets	(68,163,193)	908,882	10,047,920	(6,831,960)

Net Assets as of December 31, 2021:	$1,114,949,967	$283,342,932	$63,434,579	$103,782,711

See Accompanying Notes.
(1) See Footnote 1	30

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Multi-Managed Balanced Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class	TA PIMCO Tactical - Growth Service Class	TA PIMCO Total Return Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$1,261,699,037	$545,140,658	$257,753,596	$344,227,526	$162,583,767

Investment Income:
Reinvested Dividends	16,963,716	17,094,914	3,640,236	12,932,628	6,778,208

Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,053,790	7,114,185	3,457,074	4,526,228	2,498,740

Net Investment Income (Loss)	909,926	9,980,729	183,162	8,406,400	4,279,468

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	51,268,643	33,338,578	16,888,468	27,386,122	700,078
Realized Gain (Loss) on Investments	20,576,042	3,321,398	3,804,266	937,907	1,681,329

Net Realized Capital Gains (Losses) on Investments	71,844,685	36,659,976	20,692,734	28,324,029	2,381,407
Net Change in Unrealized Appreciation (Depreciation)	93,449,445	(9,684,567)	518,696	(12,738,914)	2,561,682

Net Gain (Loss) on Investment	165,294,130	26,975,409	21,211,430	15,585,115	4,943,089

Net Increase (Decrease) in Net Assets Resulting from Operations	166,204,056	36,956,138	21,394,592	23,991,515	9,222,557

Increase (Decrease) in Net Assets from Contract Transactions	(83,049,342)	(48,084,945)	395,841	(27,566,132)	(8,437,662)

Total Increase (Decrease) in Net Assets	83,154,714	(11,128,807)	21,790,433	(3,574,617)	784,895

Net Assets as of December 31, 2020:	$1,344,853,751	$534,011,851	$279,544,029	$340,652,909	$163,368,662

Investment Income:
Reinvested Dividends	13,266,067	-	2,526,652	-	2,407,099
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,057,223	6,916,662	3,344,885	4,448,415	2,430,220

Net Investment Income (Loss)	(4,791,156)	(6,916,662)	(818,233)	(4,448,415)	(23,121)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	76,973,952	38,691,901	19,664,867	24,606,646	9,513,079
Realized Gain (Loss) on Investments	43,474,522	3,429,917	2,848,960	2,846,297	489,591

Net Realized Capital Gains (Losses) on Investments	120,448,474	42,121,818	22,513,827	27,452,943	10,002,670
Net Change in Unrealized Appreciation (Depreciation)	83,078,443	(10,249,177)	(15,533,618)	1,401,588	(13,816,351)

Net Gain (Loss) on Investment	203,526,917	31,872,641	6,980,209	28,854,531	(3,813,681)

Net Increase (Decrease) in Net Assets Resulting from Operations	198,735,761	24,955,979	6,161,976	24,406,116	(3,836,802)

Increase (Decrease) in Net Assets from Contract Transactions	(120,015,921)	(69,595,254)	(47,096,043)	(48,247,936)	(15,661,512)

Total Increase (Decrease) in Net Assets	78,719,840	(44,639,275)	(40,934,067)	(23,841,820)	(19,498,314)

Net Assets as of December 31, 2021:	$1,423,573,591	$489,372,576	$238,609,962	$316,811,089	$143,870,348

See Accompanying Notes.
(1) See Footnote 1	31

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA PIMCO Total Return Service Class	TA PineBridge Inflation Opportunities Service Class	TA ProFunds UltraBear Service Class (OAM)	TA Rothschild & Co Large Cap Value Service Class	TA S&P 500 Index Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$721,416,264	$148,339,095	$12,630,584	$10,944,450	$178,742,034

Investment Income:
Reinvested Dividends	29,355,332	2,207,170	44,817	104,166	1,627,758
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,780,140	1,977,060	244,404	187,522	2,978,243

Net Investment Income (Loss)	19,575,192	230,110	(199,587)	(83,356)	(1,350,485)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,218,082	-	-	331,715	754,568
Realized Gain (Loss) on Investments	3,065,908	637,130	(16,072,621)	(865,457)	5,930,164

Net Realized Capital Gains (Losses) on Investments	6,283,990	637,130	(16,072,621)	(533,742)	6,684,732
Net Change in Unrealized Appreciation (Depreciation)	15,819,786	9,115,711	(2,650,596)	2,975,482	37,762,828

Net Gain (Loss) on Investment	22,103,776	9,752,841	(18,723,217)	2,441,740	44,447,560

Net Increase (Decrease) in Net Assets Resulting from Operations	41,678,968	9,982,951	(18,922,804)	2,358,384	43,097,075

Increase (Decrease) in Net Assets from Contract Transactions	(39,659,220)	(12,147,469)	15,146,006	10,336,915	72,829,102

Total Increase (Decrease) in Net Assets	2,019,748	(2,164,518)	(3,776,798)	12,695,299	115,926,177

Net Assets as of December 31, 2020:	$723,436,012	$146,174,577	$8,853,786	$23,639,749	$294,668,211

Investment Income:
Reinvested Dividends	8,680,054	1,713,423	-	275,485	3,038,736
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,207,764	2,005,356	114,456	444,756	5,013,686

Net Investment Income (Loss)	(527,710)	(291,933)	(114,456)	(169,271)	(1,974,950)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,503,496	-	-	1,027,009	6,624,848
Realized Gain (Loss) on Investments	(1,140,964)	1,715,408	(10,065,843)	1,971,087	11,434,994

Net Realized Capital Gains (Losses) on Investments	40,362,532	1,715,408	(10,065,843)	2,998,096	18,059,842
Net Change in Unrealized Appreciation (Depreciation)	(56,927,016)	2,165,778	5,643,574	5,179,668	69,000,107

Net Gain (Loss) on Investment	(16,564,484)	3,881,186	(4,422,269)	8,177,764	87,059,949

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,092,194)	3,589,253	(4,536,725)	8,008,493	85,084,999

Increase (Decrease) in Net Assets from Contract Transactions	(42,545,794)	883,651	2,559,062	12,123,813	62,355,453

Total Increase (Decrease) in Net Assets	(59,637,988)	4,472,904	(1,977,663)	20,132,306	147,440,452

Net Assets as of December 31, 2021:	$663,798,024	$150,647,481	$6,876,123	$43,772,055	$442,108,663

See Accompanying Notes. (1) See Footnote 1	32

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Small/Mid Cap Value Initial Class	TA Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class	TA TS&W International Equity Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$114,726,591	$149,629,508	$136,379,747	$313,681,024	$83,257,900

Investment Income:
Reinvested Dividends	1,095,171	1,367,467	-	-	2,233,573
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,345,013	1,820,654	1,875,898	4,197,366	1,066,002

Net Investment Income (Loss)	(249,842)	(453,187)	(1,875,898)	(4,197,366)	1,167,571

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,816,044	5,953,843	8,740,251	23,584,756	-
Realized Gain (Loss) on Investments	(1,698,784)	(7,945,570)	5,040,994	721,605	327,041

Net Realized Capital Gains (Losses) on Investments	2,117,260	(1,991,727)	13,781,245	24,306,361	327,041
Net Change in Unrealized Appreciation (Depreciation)	(1,269,950)	8,696,814	13,883,824	48,840,522	1,548,290

Net Gain (Loss) on Investment	847,310	6,705,087	27,665,069	73,146,883	1,875,331

Net Increase (Decrease) in Net Assets Resulting from Operations	597,468	6,251,900	25,789,171	68,949,517	3,042,902

Increase (Decrease) in Net Assets from Contract Transactions	(10,063,488)	9,890,935	(13,273,338)	10,385,285	(4,866,621)

Total Increase (Decrease) in Net Assets	(9,466,020)	16,142,835	12,515,833	79,334,802	(1,823,719)

Net Assets as of December 31, 2020:	$105,260,571	$165,772,343	$148,895,580	$393,015,826	$81,434,181

Investment Income:
Reinvested Dividends	752,630	984,333	-	-	1,546,452
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,679,280	2,637,163	2,256,291	5,502,809	1,278,835

Net Investment Income (Loss)	(926,650)	(1,652,830)	(2,256,291)	(5,502,809)	267,617

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	14,786,193	44,047,673	-
Realized Gain (Loss) on Investments	3,231,215	5,092,373	12,223,911	16,766,237	3,991,270

Net Realized Capital Gains (Losses) on Investments	3,231,215	5,092,373	27,010,104	60,813,910	3,991,270
Net Change in Unrealized Appreciation (Depreciation)	24,054,166	39,834,143	(10,933,149)	(17,947,137)	5,118,781

Net Gain (Loss) on Investment	27,285,381	44,926,516	16,076,955	42,866,773	9,110,051

Net Increase (Decrease) in Net Assets Resulting from Operations	26,358,731	43,273,686	13,820,664	37,363,964	9,377,668

Increase (Decrease) in Net Assets from Contract Transactions	(22,242,485)	(2,668,078)	(28,611,068)	(13,420,138)	(11,361,004)

Total Increase (Decrease) in Net Assets	4,116,246	40,605,608	(14,790,404)	23,943,826	(1,983,336)

Net Assets as of December 31, 2021:	$109,376,817	$206,377,951	$134,105,176	$416,959,652	$79,450,845

See Accompanying Notes. (1) See Footnote 1	33

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA TS&W International Equity Service Class Subaccount	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount	Vanguard® Balanced Subaccount	Vanguard® Capital Growth Subaccount

Net Assets as of December 31, 2019:	$46,304,060	$460,449,558	$222,359,352	$-	$-

Investment Income:
Reinvested Dividends	1,314,406	516,976	-	204	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	593,049	7,370,767	3,463,532	741	290

Net Investment Income (Loss)	721,357	(6,853,791)	(3,463,532)	(537)	(290)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	37,636,576	20,807,267	248	-
Realized Gain (Loss) on Investments	(108,217)	23,018,664	17,926,994	7,032	828

Net Realized Capital Gains (Losses) on Investments	(108,217)	60,655,240	38,734,261	7,280	828
Net Change in Unrealized Appreciation (Depreciation)	2,373,604	97,826,590	45,871,435	55,072	26,979

Net Gain (Loss) on Investment	2,265,387	158,481,830	84,605,696	62,352	27,807

Net Increase (Decrease) in Net Assets Resulting from Operations	2,986,744	151,628,039	81,142,164	61,815	27,517

Increase (Decrease) in Net Assets from Contract Transactions	5,232,679	(44,219,854)	10,978,597	798,760	225,789

Total Increase (Decrease) in Net Assets	8,219,423	107,408,185	92,120,761	860,575	253,306

Net Assets as of December 31, 2020:	$54,523,483	$567,857,743	$314,480,113	$860,575	$253,306

Investment Income:
Reinvested Dividends	991,631	452,297	-	83,994	4,153
Investment Expense:
Mortality and Expense Risk and Administrative Charges	798,695	8,808,709	4,576,980	115,238	2,631

Net Investment Income (Loss)	192,936	(8,356,412)	(4,576,980)	(31,244)	1,522

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	83,599,992	50,538,426	233,093	29,023
Realized Gain (Loss) on Investments	1,868,024	66,641,916	18,317,140	53,706	6,238

Net Realized Capital Gains (Losses) on Investments	1,868,024	150,241,908	68,855,566	286,799	35,261
Net Change in Unrealized Appreciation (Depreciation)	4,208,418	(42,464,395)	(6,268,401)	1,008,107	80,223

Net Gain (Loss) on Investment	6,076,442	107,777,513	62,587,165	1,294,906	115,484

Net Increase (Decrease) in Net Assets Resulting from Operations	6,269,378	99,421,101	58,010,185	1,263,662	117,006

Increase (Decrease) in Net Assets from Contract Transactions	998,039	(111,352,645)	(16,300,796)	14,165,701	1,295,518

Total Increase (Decrease) in Net Assets	7,267,417	(11,931,544)	41,709,389	15,429,363	1,412,524

Net Assets as of December 31, 2021:	$61,790,900	$555,926,199	$356,189,502	$16,289,938	$1,665,830

See Accompanying Notes.
(1) See Footnote 1	34

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Vanguard® Conservative Allocation Subaccount	Vanguard® Diversified Value Subaccount	Vanguard® Equity Income Subaccount	Vanguard® Equity Index Subaccount	Vanguard® Global Bond Index Subaccount

Net Assets as of December 31, 2019:	$-	$-	$-	$5,072,380	$-

Investment Income:
Reinvested Dividends	168	-	220	77,626	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	774	59	107	34,965	19

Net Investment Income (Loss)	(606)	(59)	113	42,661	(19)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	103	-	275	91,064	-
Realized Gain (Loss) on Investments	369	7	31	129,690	-

Net Realized Capital Gains (Losses) on Investments	472	7	306	220,754	-
Net Change in Unrealized Appreciation (Depreciation)	32,649	8,469	13,962	455,516	321

Net Gain (Loss) on Investment	33,121	8,476	14,268	676,270	321

Net Increase (Decrease) in Net Assets Resulting from Operations	32,515	8,417	14,381	718,931	302

Increase (Decrease) in Net Assets from Contract Transactions	430,968	52,065	135,845	(150,506)	41,140

Total Increase (Decrease) in Net Assets	463,483	60,482	150,226	568,425	41,442

Net Assets as of December 31, 2020:	$463,483	$60,482	$150,226	$5,640,805	$41,442

Investment Income:
Reinvested Dividends	40,804	2,016	4,164	72,953	1,602
Investment Expense:
Mortality and Expense Risk and Administrative Charges	53,328	1,658	1,204	45,540	434

Net Investment Income (Loss)	(12,524)	358	2,960	27,413	1,168

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	91,038	2,772	3,845	217,958	1,194
Realized Gain (Loss) on Investments	12,978	4,118	25,011	893,073	(1,918)

Net Realized Capital Gains (Losses) on Investments	104,016	6,890	28,856	1,111,031	(724)
Net Change in Unrealized Appreciation (Depreciation)	28,906	83,734	51,449	629,423	97

Net Gain (Loss) on Investment	132,922	90,624	80,305	1,740,454	(627)

Net Increase (Decrease) in Net Assets Resulting from Operations	120,398	90,982	83,265	1,767,867	541

Increase (Decrease) in Net Assets from Contract Transactions	7,149,510	1,252,748	675,323	2,525,672	273,958

Total Increase (Decrease) in Net Assets	7,269,908	1,343,730	758,588	4,293,539	274,499

Net Assets as of December 31, 2021:	$7,733,391	$1,404,212	$908,814	$9,934,344	$315,941

See Accompanying Notes.
(1) SeeFootnote 1	35

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Vanguard® Growth Subaccount	Vanguard® High Yield Bond Subaccount	Vanguard® International Subaccount	Vanguard® Mid-Cap Index Subaccount	Vanguard® Moderate Allocation Subaccount

Net Assets as of December 31, 2019:	$-	$-	$2,830,970	$2,287,080	$-

Investment Income:
Reinvested Dividends	-	-	36,094	30,822	179
Investment Expense:
Mortality and Expense Risk and Administrative Charges	621	40	24,158	18,356	1,305

Net Investment Income (Loss)	(621)	(40)	11,936	12,466	(1,126)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	65,969	115,404	165
Realized Gain (Loss) on Investments	3,319	29	260,769	(77,102)	2,013

Net Realized Capital Gains (Losses) on Investments	3,319	29	326,738	38,302	2,178
Net Change in Unrealized Appreciation (Depreciation)	86,635	1,390	1,109,227	306,388	123,790

Net Gain (Loss) on Investment	89,954	1,419	1,435,965	344,690	125,968

Net Increase (Decrease) in Net Assets Resulting from Operations	89,333	1,379	1,447,901	357,156	124,842

Increase (Decrease) in Net Assets from Contract Transactions	499,152	42,762	203,800	683,748	3,063,897

Total Increase (Decrease) in Net Assets	588,485	44,141	1,651,701	1,040,904	3,188,739

Net Assets as of December 31, 2020:	$588,485	$44,141	$4,482,671	$3,327,984	$3,188,739

Investment Income:
Reinvested Dividends	269	2,919	12,332	51,541	80,800
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,371	756	41,866	83,178	71,978

Net Investment Income (Loss)	(5,102)	2,163	(29,534)	(31,637)	8,822

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	70,676	-	310,072	307,595	195,778
Realized Gain (Loss) on Investments	95,726	3,050	706,685	224,754	130,915

Net Realized Capital Gains (Losses) on Investments	166,402	3,050	1,016,757	532,349	326,693
Net Change in Unrealized Appreciation (Depreciation)	69,349	4,924	(1,282,506)	853,556	332,287

Net Gain (Loss) on Investment	235,751	7,974	(265,749)	1,385,905	658,980

Net Increase (Decrease) in Net Assets Resulting from Operations	230,649	10,137	(295,283)	1,354,268	667,802

Increase (Decrease) in Net Assets from Contract Transactions	2,670,793	498,985	2,922,534	8,129,743	11,394,219

Total Increase (Decrease) in Net Assets	2,901,442	509,122	2,627,251	9,484,011	12,062,021

Net Assets as of December 31, 2021:	$3,489,927	$553,263	$7,109,922	$12,811,995	$15,250,760

See Accompanying Notes.
(1) SeeFootnote 1	36

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Vanguard® Money Market Subaccount	Vanguard® Real Estate Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount	Vanguard® Total Bond Market Index Subaccount	Vanguard® Total International Stock Market Index Subaccount

Net Assets as of December 31, 2019:	$-	$724,052	$4,238,215	$3,671,401	$-

Investment Income:
Reinvested Dividends	288	17,577	123,648	95,673	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,005	6,092	38,601	36,021	182

Net Investment Income (Loss)	(717)	11,485	85,047	59,652	(182)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	11,053	-	-	-
Realized Gain (Loss) on Investments	-	(43,852)	64,791	37,367	1,660

Net Realized Capital Gains (Losses) on Investments	-	(32,799)	64,791	37,367	1,660
Net Change in Unrealized Appreciation (Depreciation)	-	(6,588)	79,792	172,949	46,322

Net Gain (Loss) on Investment	-	(39,387)	144,583	210,316	47,982

Net Increase (Decrease) in Net Assets Resulting from Operations	(717)	(27,902)	229,630	269,968	47,800

Increase (Decrease) in Net Assets from Contract Transactions	871,824	471,128	1,481,049	2,767,928	414,742

Total Increase (Decrease) in Net Assets	871,107	443,226	1,710,679	3,037,896	462,542

Net Assets as of December 31, 2020:	$871,107	$1,167,278	$5,948,894	$6,709,297	$462,542

Investment Income:
Reinvested Dividends	303	27,728	117,214	158,872	20,690
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,415	10,080	41,127	54,661	4,538

Net Investment Income (Loss)	(8,112)	17,648	76,087	104,211	16,152

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	265	36,690	28,787	63,708	9,853
Realized Gain (Loss) on Investments	-	62,303	27,106	(3,076)	70,339

Net Realized Capital Gains (Losses) on Investments	265	98,993	55,893	60,632	80,192
Net Change in Unrealized Appreciation (Depreciation)	-	439,938	(216,719)	(300,221)	(30,897)

Net Gain (Loss) on Investment	265	538,931	(160,826)	(239,589)	49,295

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,847)	556,579	(84,739)	(135,378)	65,447

Increase (Decrease) in Net Assets from Contract Transactions	3,745,273	1,127,713	1,768,052	4,718,603	2,380,514

Total Increase (Decrease) in Net Assets	3,737,426	1,684,292	1,683,313	4,583,225	2,445,961

Net Assets as of December 31, 2021:	$4,608,533	$2,851,570	$7,632,207	$11,292,522	$2,908,503

See Accompanying Notes.
(1) See Footnote 1	37

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Vanguard® Total Stock Market Index Subaccount	Voya Global Perspectives Class S Shares Subaccount	Voya Large Cap Value Class S Shares Subaccount	Voya Strategic Allocation Conservative Class S Shares Subaccount	Voya Strategic Allocation Moderate Class S Shares Subaccount

Net Assets as of December 31, 2019:	$-	$22,324	$1,216	$-	$-

Investment Income:
Reinvested Dividends	132	674	24	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	708	289	14	-	-

Net Investment Income (Loss)	(576)	385	10	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	255	691	107	-	-
Realized Gain (Loss) on Investments	10,903	(26)	2	-	-

Net Realized Capital Gains (Losses) on Investments	11,158	665	109	-	-
Net Change in Unrealized Appreciation (Depreciation)	113,428	1,848	(51)	-	-

Net Gain (Loss) on Investment	124,586	2,513	58	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	124,010	2,898	68	-	-

Increase (Decrease) in Net Assets from Contract Transactions	911,699	2,836	35	-	-

Total Increase (Decrease) in Net Assets	1,035,709	5,734	103	-	-

Net Assets as of December 31, 2020:	$1,035,709	$28,058	$1,319	$-	$-

Investment Income:
Reinvested Dividends	21,340	1,015	33	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,193	390	18	-	-

Net Investment Income (Loss)	6,147	625	15	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	91,573	787	16	-	-
Realized Gain (Loss) on Investments	156,412	75	33	-	-

Net Realized Capital Gains (Losses) on Investments	247,985	862	49	-	-
Net Change in Unrealized Appreciation (Depreciation)	874,798	(110)	258	-	-

Net Gain (Loss) on Investment	1,122,783	752	307	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	1,128,930	1,377	322	-	-

Increase (Decrease) in Net Assets from Contract Transactions	7,619,926	3,734	(123)	-	-

Total Increase (Decrease) in Net Assets	8,748,856	5,111	199	-	-

Net Assets as of December 31, 2021:	$9,784,565	$33,169	$1,518	$-	$-

See Accompanying Notes.
(1) See Footnote 1	38

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Wanger International Subaccount	Wanger USA Subaccount

Net Assets as of December 31, 2019:	$369,851	$-

Investment Income:
Reinvested Dividends	7,108	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,483	-

Net Investment Income (Loss)	5,625	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,686	-
Realized Gain (Loss) on Investments	(20,137)	-

Net Realized Capital Gains (Losses) on Investments	(7,451)	-
Net Change in Unrealized Appreciation (Depreciation)	35,226	-

Net Gain (Loss) on Investment	27,775	-

Net Increase (Decrease) in Net Assets Resulting from Operations	33,400	-

Increase (Decrease) in Net Assets from Contract Transactions	(145,357)	-

Total Increase (Decrease) in Net Assets	(111,957)	-

Net Assets as of December 31, 2020:	$257,894	$-

Investment Income:
Reinvested Dividends	1,581	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,413	-

Net Investment Income (Loss)	168	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,362	-
Realized Gain (Loss) on Investments	23,029	-

Net Realized Capital Gains (Losses) on Investments	27,391	-
Net Change in Unrealized Appreciation (Depreciation)	20,917	-

Net Gain (Loss) on Investment	48,308	-

Net Increase (Decrease) in Net Assets Resulting from Operations	48,476	-

Increase (Decrease) in Net Assets from Contract Transactions	(18,467)	-

Total Increase (Decrease) in Net Assets	30,009	-

Net Assets as of December 31, 2021:	$287,903	$-

See Accompanying Notes.
(1) See Footnote 1	39

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

1. Organization

Separate Account VA B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, MEMBERS® Variable Annuity Series, Partners Variable Annuity Series, Transamerica Landmark℠ Variable Annuity, MEMBERS® Landmark℠ Variable Annuity, Transamerica Freedom℠ Variable Annuity, MEMBERS® Freedom℠ Variable Annuity, Transamerica Advisor Elite II, Transamerica Income Elite℠ II, Transamerica Axiom℠ II, Transamerica Principium℠ III, Transamerica Retirement Income Plus, Transamerica Variable Annuity O-Share, Transamerica ABC Variable Annuity Series, Transamerica 123 Variable Annuity, Transamerica Extra℠ Variable Annuity, MEMBERS® Extra℠ Variable Annuity, Transamerica Liberty℠ Variable Annuity, MEMBERS® Liberty℠ Variable Annuity, Transamerica Advisor Elite℠ Variable Annuity, Income Elite℠ Variable Annuity, Transamerica Axiom℠ Variable Annuity, Transamerica Principium℠ II Variable Annuity, Transamerica I-Share Variable Annuity, Transamerica Inspire℠ Variable Annuity, Transamerica Advisory Annuity, Transamerica Axiom℠ III Variable Annuity, Transamerica I-Share II Variable Annuity, and Transamerica Principium IV℠ Variable Annuity.

The TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Asset Allocation Class 4 Shares	American Funds - Asset Allocation Fund Class 4 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth Class 4 Shares	American Funds - Growth Fund Class 4 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - Growth-Income Class 4 Shares	American Funds - Growth-Income Fund Class 4 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Funds - International Class 4 Shares	American Funds - International Fund Class 4 Shares
American Funds - New World Class 4 Shares	American Funds - New World Fund Class 4 Shares
American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares
American Funds - The Bond Fund of America Class 4 Shares	American Funds - The Bond Fund of America Class 4 Shares
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares

40

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
DFA Investment Dimensions Group Inc.	DFA Investment Dimensions Group Inc.
DFA VA Equity Allocation	DFA VA Equity Allocation Portfolio
DFA VA Global Bond	DFA VA Global Bond Portfolio
DFA VA Global Moderate Allocation	DFA VA Global Moderate Allocation Portfolio
DFA VA International Small	DFA VA International Small Portfolio
DFA VA International Value	DFA VA International Value Portfolio
DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Consumer Staples Initial Class	Fidelity® VIP Consumer Staples Portfolio Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Energy Service Class 2	Fidelity® VIP Energy Portfolio Service Class 2
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Health Care Service Class 2	Fidelity® VIP Health Care Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Technology Initial Class	Fidelity® VIP Technology Portfolio Initial Class
Fidelity® VIP Utilities Initial Class	Fidelity® VIP Utilities Portfolio Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Class Fund 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Fund Class D Shares

41

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA 60/40 Allocation Service Class	Transamerica 60/40 Allocation VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 100 Service Class	Transamerica BlackRock iShares Edge 100 VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock iShares Edge 50 Service Class	Transamerica BlackRock iShares Edge 50 VP Service Class
TA BlackRock iShares Edge 75 Service Class	Transamerica BlackRock iShares Edge 75 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs 70/30 Service Class	Transamerica Goldman Sachs 70/30 VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class

42

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Service Class
TA MSCI EAFE Index Service Class	Transamerica MSCI EAFE Index VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA Rothschild & Co Large Cap Value Service Class	Transamerica Rothschild & Co Large Cap Value VP Service Class
TA S&P 500 Index Service Class	Transamerica S&P 500 Index VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class

43

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Balanced	Vanguard® Balanced Portfolio
Vanguard® Capital Growth	Vanguard® Capital Growth Portfolio
Vanguard® Conservative Allocation	Vanguard® Conservative Allocation Portfolio
Vanguard® Diversified Value	Vanguard® Diversified Value Portfolio
Vanguard® Equity Income	Vanguard® Equity Income Portfolio
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio
Vanguard® Growth	Vanguard® Growth Portfolio
Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio
Vanguard® Money Market	Vanguard® Money Market Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio
Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.
Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares
Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA
Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
American Funds - Asset Allocation Class 4 Shares	May 1, 2020
American Funds - Growth Class 4 Shares	May 1, 2020
American Funds - Growth-Income Class 4 Shares	May 1, 2020
American Funds - International Class 4 Shares	May 1, 2020

44

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
American Funds - New World Class 4 Shares	May 1, 2020
American Funds - The Bond Fund of America Class 4 Shares	May 1, 2020
Fidelity® VIP Consumer Staples Initial Class	May 1, 2020
Fidelity® VIP Energy Service Class 2	May 1, 2020
Fidelity® VIP Health Care Service Class 2	May 1, 2020
Fidelity® VIP Technology Initial Class	May 1, 2020
Fidelity® VIP Utilities Initial Class	May 1, 2020
TA Goldman Sachs 70/30 Service Class	May 1, 2020
DFA VA Equity Allocation	December 23, 2019
DFA VA Global Bond	December 23, 2019
DFA VA Global Moderate Allocation	December 23, 2019
DFA VA International Small	December 23, 2019
DFA VA International Value	December 23, 2019
DFA VA Short-Term Fixed	December 23, 2019
DFA VA U.S. Large Value	December 23, 2019
DFA VA U.S. Targeted Value	December 23, 2019
Vanguard® Balanced	December 23, 2019
Vanguard® Capital Growth	December 23, 2019
Vanguard® Conservative Allocation	December 23, 2019
Vanguard® Diversified Value	December 23, 2019
Vanguard® Equity Income	December 23, 2019
Vanguard® Global Bond Index	December 23, 2019
Vanguard® Growth	December 23, 2019
Vanguard® High Yield Bond	December 23, 2019
Vanguard® Moderate Allocation	December 23, 2019
Vanguard® Money Market	December 23, 2019
Vanguard® Total International Stock Market Index	December 23, 2019
Vanguard® Total Stock Market Index	December 23, 2019
TA 60/40 Allocation Service Class	May 1, 2018
TA Rothschild & Co Large Cap Value Service Class	May 1, 2018
TA MSCI EAFE Index Service Class	May 1, 2017
TA S&P 500 Index Service Class	May 1, 2017

45

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2021:
Subaccount	Formerly
American Funds - The Bond Fund of America Class 2 Shares	American Funds - Bond Class 2 Shares
American Funds - The Bond Fund of America Class 4 Shares	American Funds - Bond Class 4 Shares
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	TA QS Investors Active Asset Allocation - Conservative Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	TA QS Investors Active Asset Allocation - Moderate Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA QS Investors Active Asset Allocation - Moderate Growth Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	TA Legg Mason Dynamic Allocation - Balanced Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	TA Legg Mason Dynamic Allocation - Growth Service Class
TA International Focus Initial Class	TA International Growth Initial Class
TA International Focus Service Class	TA International Growth Service Class

46

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

47

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales

AB Balanced Wealth Strategy Class B Shares	$13,306,908	$19,050,173

AB Growth and Income Class B Shares	43,604,288	66,188,735

AB Large Cap Growth Class B Shares	3,148,590	9,124,292

American Funds - Asset Allocation Class 2 Shares	69,741,455	136,485,981

American Funds - Asset Allocation Class 4 Shares	22,914,937	1,099,441

American Funds - Growth Class 2 Shares	196,878,446	179,087,110

American Funds - Growth Class 4 Shares	67,497,709	2,518,094

American Funds - Growth-Income Class 2 Shares	49,145,143	111,861,437

American Funds - Growth-Income Class 4 Shares	30,724,301	1,274,398

American Funds - International Class 2 Shares	32,087,800	41,675,350

American Funds - International Class 4 Shares	15,967,435	579,944

American Funds - New World Class 4 Shares	7,609,615	304,638

American Funds - The Bond Fund of America Class 2 Shares	46,925,434	48,609,019

American Funds - The Bond Fund of America Class 4 Shares	14,945,172	2,552,006

BlackRock Basic Value V.I. Class I Shares	3,770,513	4,692,708

BlackRock Global Allocation V.I. Class I Shares	1,748,156	2,063,141

BlackRock High Yield V.I. Class I Shares	661,378	1,018,698

DFA VA Equity Allocation	420,034	70,812

DFA VA Global Bond	1,214,996	19,990

DFA VA Global Moderate Allocation	501,361	436,349

DFA VA International Small	201,681	108,121

DFA VA International Value	380,481	70,068

DFA VA Short-Term Fixed	760,181	73,105

DFA VA U.S. Large Value	359,822	16,273

DFA VA U.S. Targeted Value	383,337	48,759

Fidelity® VIP Balanced Service Class 2	92,276,136	91,216,713

Fidelity® VIP Consumer Staples Initial Class	1,852,156	229,191

Fidelity® VIP Contrafund® Initial Class	106,141	163,634

Fidelity® VIP Contrafund® Service Class 2	183,416,911	154,836,099

Fidelity® VIP Energy Service Class 2	4,636,216	1,120,692

Fidelity® VIP Equity-Income Initial Class	6,915	2,402

Fidelity® VIP Equity-Income Service Class 2	5,263,982	9,507,508

Fidelity® VIP Growth Initial Class	6,786	2,041

Fidelity® VIP Growth Service Class 2	10,663,262	14,247,298

Fidelity® VIP Growth Opportunities Service Class 2	458,241	1,264,663

Fidelity® VIP Health Care Service Class 2	7,174,769	267,643

48

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales

Fidelity® VIP Mid Cap Initial Class	$13,596	$5,546

Fidelity® VIP Mid Cap Service Class 2	104,776,467	100,591,394

Fidelity® VIP Technology Initial Class	15,101,949	912,455

Fidelity® VIP Utilities Initial Class	1,058,055	45,297

Fidelity® VIP Value Strategies Initial Class	210,625	55,833

Fidelity® VIP Value Strategies Service Class 2	94,302,386	65,727,529

Franklin Allocation Class 4 Shares	1,212,374	11,527,403

Franklin Income Class 2 Shares	2,619,034	9,711,291

Franklin Mutual Shares Class 2 Shares	368,684	2,378,821

Franklin Templeton Foreign Class 2 Shares	438,318	4,262,521

Invesco V.I. American Franchise Series II Shares	1,061,093	1,944,213

Janus Henderson - Enterprise Service Shares	2,669,372	5,998,398

Janus Henderson - Global Research Service Shares	1,617,349	6,851,605

Janus Henderson - Mid Cap Value Service Shares	13,147	528,715

MFS® New Discovery Service Class	10,568,848	13,172,800

MFS® Total Return Service Class	3,840,722	9,523,144

NVIT Emerging Markets Class D Shares	223	2,535

State Street Total Return V.I.S. Class 3 Shares	17,413,089	11,166,510

TA 60/40 Allocation Service Class	12,766,012	6,204,805

TA Aegon High Yield Bond Initial Class	10,731,553	22,398,763

TA Aegon High Yield Bond Service Class	24,755,579	26,125,211

TA Aegon Sustainable Equity Income Initial Class	8,072,475	65,174,812

TA Aegon Sustainable Equity Income Service Class	9,792,937	27,312,859

TA Aegon U.S. Government Securities Initial Class	23,088,746	32,108,580

TA Aegon U.S. Government Securities Service Class	69,083,135	124,851,093

TA American Funds Managed Risk - Balanced Service Class	40,412,254	109,507,295

TA BlackRock Global Real Estate Securities Initial Class	5,399,709	12,362,503

TA BlackRock Global Real Estate Securities Service Class	15,661,036	19,865,438

TA BlackRock Government Money Market Initial Class	123,542,260	148,135,549

TA BlackRock Government Money Market Service Class	311,876,144	422,522,115

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	15,904,164	45,903,585

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	23,943,201	174,459,281

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	10,618,348	67,578,764

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	104,822,164	122,560,894

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	45,311,434	58,683,150

TA BlackRock iShares Edge 100 Service Class	9,770,655	7,320,526

49

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales

TA BlackRock iShares Edge 40 Initial Class	$2,514,411	$4,828,500

TA BlackRock iShares Edge 40 Service Class	17,664,145	39,410,099

TA BlackRock iShares Edge 50 Service Class	53,638,485	30,552,487

TA BlackRock iShares Edge 75 Service Class	32,573,266	32,111,844

TA BlackRock Tactical Allocation Service Class	82,955,894	191,843,142

TA Goldman Sachs 70/30 Service Class	1,744,988	42,361

TA International Focus Initial Class	7,220,540	24,282,494

TA International Focus Service Class	18,338,794	20,418,960

TA Janus Balanced Service Class	102,873,061	155,511,646

TA Janus Mid-Cap Growth Initial Class	16,204,253	27,663,299

TA Janus Mid-Cap Growth Service Class	50,052,335	32,522,174

TA JPMorgan Asset Allocation - Conservative Initial Class	26,006,784	48,351,666

TA JPMorgan Asset Allocation - Conservative Service Class	76,064,751	151,763,086

TA JPMorgan Asset Allocation - Growth Initial Class	39,669,539	96,802,143

TA JPMorgan Asset Allocation - Growth Service Class	37,343,881	43,405,023

TA JPMorgan Asset Allocation - Moderate Initial Class	25,209,972	96,915,164

TA JPMorgan Asset Allocation - Moderate Service Class	250,171,930	686,984,250

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	42,310,453	126,040,293

TA JPMorgan Asset Allocation - Moderate Growth Service Class	200,250,314	509,069,978

TA JPMorgan Core Bond Service Class	59,612,558	52,042,673

TA JPMorgan Enhanced Index Initial Class	30,800,212	42,440,025

TA JPMorgan Enhanced Index Service Class	27,108,597	20,346,599

TA JPMorgan International Moderate Growth Initial Class	1,839	2,138

TA JPMorgan International Moderate Growth Service Class	18,726,168	90,120,870

TA JPMorgan Mid Cap Value Service Class	45,469,711	60,386,041

TA JPMorgan Tactical Allocation Service Class	115,721,296	133,058,556

TA Madison Diversified Income Service Class	17,415,078	61,334,239

TA Managed Risk - Balanced ETF Service Class	323,301,964	684,316,624

TA Managed Risk - Conservative ETF Service Class	41,889,072	96,966,242

TA Managed Risk - Growth ETF Service Class	147,625,889	366,383,818

TA Market Participation Strategy Service Class	57,688,000	75,233,471

TA Morgan Stanley Capital Growth Initial Class	191,685,963	202,126,263

TA Morgan Stanley Capital Growth Service Class	397,897,384	177,166,451

TA Morgan Stanley Global Allocation Service Class	117,405,824	180,377,864

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	25,674,594	29,869,926

TA MSCI EAFE Index Service Class	12,522,530	7,519,639

50

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales

TA Multi-Managed Balanced Initial Class	$20,938,162	$37,932,125

TA Multi-Managed Balanced Service Class	132,433,244	180,266,338

TA PIMCO Tactical - Balanced Service Class	43,100,529	80,920,580

TA PIMCO Tactical - Conservative Service Class	31,600,220	59,849,661

TA PIMCO Tactical - Growth Service Class	30,623,090	58,712,803

TA PIMCO Total Return Initial Class	34,748,015	40,920,956

TA PIMCO Total Return Service Class	94,730,832	96,300,573

TA PineBridge Inflation Opportunities Service Class	22,395,996	21,804,354

TA ProFunds UltraBear Service Class (OAM)	6,958,714	4,266,729

TA Rothschild & Co Large Cap Value Service Class	22,086,651	9,105,109

TA S&P 500 Index Service Class	103,121,706	36,116,438

TA Small/Mid Cap Value Initial Class	3,241,098	26,410,255

TA Small/Mid Cap Value Service Class	43,932,621	48,253,484

TA T. Rowe Price Small Cap Initial Class	28,280,770	44,361,925

TA T. Rowe Price Small Cap Service Class	91,402,590	66,277,931

TA TS&W International Equity Initial Class	10,326,353	21,419,747

TA TS&W International Equity Service Class	12,412,762	11,221,777

TA WMC US Growth Initial Class	104,420,406	140,529,422

TA WMC US Growth Service Class	78,101,810	48,441,223

Vanguard® Balanced	15,092,391	724,837

Vanguard® Capital Growth	1,356,091	30,027

Vanguard® Conservative Allocation	7,414,599	186,573

Vanguard® Diversified Value	1,268,378	12,502

Vanguard® Equity Income	800,323	118,195

Vanguard® Equity Index	6,126,573	3,355,535

Vanguard® Global Bond Index	388,210	111,889

Vanguard® Growth	3,104,359	367,992

Vanguard® High Yield Bond	619,195	118,048

Vanguard® International	5,068,871	1,865,797

Vanguard® Mid-Cap Index	9,514,428	1,108,724

Vanguard® Moderate Allocation	12,845,507	1,246,687

Vanguard® Money Market	8,103,709	4,366,297

Vanguard® Real Estate Index	1,737,309	555,261

Vanguard® Short-Term Investment Grade	4,606,553	2,733,624

Vanguard® Total Bond Market Index	8,302,976	3,416,456

Vanguard® Total International Stock Market Index	2,796,415	389,896

51

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales

Vanguard® Total Stock Market Index	$8,454,408	$736,766

Voya Global Perspectives Class S Shares	5,550	405

Voya Large Cap Value Class S Shares	49	141

Voya Strategic Allocation Conservative Class S Shares	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-

Wanger International	128,208	142,146

Wanger USA	-	-

52

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Wealth Strategy Class B Shares	1,309,129	(4,308,306)	(2,999,177)	1,457,753	(5,512,935)	(4,055,182)

AB Growth and Income Class B Shares	7,300,564	(14,571,879)	(7,271,315)	7,008,395	(12,781,282)	(5,772,887)

AB Large Cap Growth Class B Shares	119,815	(2,064,632)	(1,944,817)	67,568	(1,819,148)	(1,751,580)

American Funds - Asset Allocation Class 2 Shares	4,535,666	(26,712,353)	(22,176,687)	11,269,856	(30,972,176)	(19,702,320)

American Funds - Asset Allocation Class 4 Shares	1,753,088	(75,953)	1,677,135	50,619	(36)	50,583

American Funds - Growth Class 2 Shares	2,493,069	(10,439,390)	(7,946,321)	10,586,642	(13,735,578)	(3,148,936)

American Funds - Growth Class 4 Shares	3,828,959	(135,659)	3,693,300	237,161	(1,455)	235,706

American Funds - Growth-Income Class 2 Shares	2,249,497	(8,672,054)	(6,422,557)	9,022,104	(11,645,409)	(2,623,305)

American Funds - Growth-Income Class 4 Shares	2,187,598	(80,210)	2,107,388	132,018	(231)	131,787

American Funds - International Class 2 Shares	3,214,556	(7,470,432)	(4,255,876)	5,475,236	(10,724,179)	(5,248,943)

American Funds - International Class 4 Shares	1,111,452	(36,787)	1,074,665	103,982	(59)	103,923

American Funds - New World Class 4 Shares	501,047	(17,612)	483,435	27,853	(54)	27,799

American Funds - The Bond Fund of America Class 2 Shares	8,764,156	(13,659,808)	(4,895,652)	21,135,557	(17,777,048)	3,358,509

American Funds - The Bond Fund of America Class 4 Shares	1,418,488	(243,045)	1,175,443	50,481	(5,551)	44,930

BlackRock Basic Value V.I. Class I Shares	194,870	(1,131,770)	(936,900)	371,295	(663,911)	(292,616)

BlackRock Global Allocation V.I. Class I Shares	64,483	(670,750)	(606,267)	113,902	(457,983)	(344,081)

BlackRock High Yield V.I. Class I Shares	172,538	(330,037)	(157,499)	84,307	(257,804)	(173,497)

DFA VA Equity Allocation	27,477	(4,926)	22,551	39,359	(7)	39,352

DFA VA Global Bond	121,014	(1,293)	119,721	13,203	(643)	12,560

DFA VA Global Moderate Allocation	40,587	(35,731)	4,856	1,876	(7)	1,869

DFA VA International Small	13,713	(8,683)	5,030	24,523	(7)	24,516

DFA VA International Value	31,926	(5,965)	25,961	4,842	(13)	4,829

DFA VA Short-Term Fixed	75,942	(7,177)	68,765	22,707	(13,470)	9,237

DFA VA U.S. Large Value	29,783	(1,307)	28,476	24,194	(351)	23,843

DFA VA U.S. Targeted Value	25,633	(3,662)	21,971	13,882	-	13,882

Fidelity® VIP Balanced Service Class 2	6,607,215	(17,931,941)	(11,324,726)	9,967,267	(21,290,656)	(11,323,389)

Fidelity® VIP Consumer Staples Initial Class	139,829	(16,986)	122,843	613	-	613

53

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Fidelity® VIP Contrafund® Initial Class	2,679	(19,465)	(16,786)	12,076	(12,882)	(806)

Fidelity® VIP Contrafund® Service Class 2	6,060,763	(20,140,575)	(14,079,812)	13,757,144	(22,157,211)	(8,400,067)

Fidelity® VIP Energy Service Class 2	299,147	(76,056)	223,091	3,633	(13)	3,620

Fidelity® VIP Equity-Income Initial Class	-	(810)	(810)	-	(862)	(862)

Fidelity® VIP Equity-Income Service Class 2	112,026	(3,241,835)	(3,129,809)	108,462	(2,160,555)	(2,052,093)

Fidelity® VIP Growth Initial Class	-	(390)	(390)	-	(412)	(412)

Fidelity® VIP Growth Service Class 2	97,333	(3,245,905)	(3,148,572)	89,747	(1,546,371)	(1,456,624)

Fidelity® VIP Growth Opportunities Service Class 2	9,701	(191,946)	(182,245)	20,738	(103,448)	(82,710)

Fidelity® VIP Health Care Service Class 2	560,517	(18,592)	541,925	21,766	(29)	21,737

Fidelity® VIP Mid Cap Initial Class	70	(1,502)	(1,432)	160	(1,028)	(868)

Fidelity® VIP Mid Cap Service Class 2	3,832,595	(13,842,138)	(10,009,543)	6,574,647	(13,461,345)	(6,886,698)

Fidelity® VIP Technology Initial Class	820,205	(44,376)	775,829	41,937	(24)	41,913

Fidelity® VIP Utilities Initial Class	86,136	(3,223)	82,913	2,167	(6)	2,161

Fidelity® VIP Value Strategies Initial Class	7,586	(13,078)	(5,492)	473	(16,457)	(15,984)

Fidelity® VIP Value Strategies Service Class 2	10,458,652	(11,676,784)	(1,218,132)	6,448,293	(9,118,117)	(2,669,824)

Franklin Allocation Class 4 Shares	52,277	(4,116,339)	(4,064,062)	91,327	(4,985,264)	(4,893,937)

Franklin Income Class 2 Shares	187,005	(5,311,367)	(5,124,362)	304,812	(5,890,194)	(5,585,382)

Franklin Mutual Shares Class 2 Shares	25,174	(1,369,011)	(1,343,837)	61,716	(1,215,035)	(1,153,319)

Franklin Templeton Foreign Class 2 Shares	99,371	(3,762,766)	(3,663,395)	70,220	(3,213,041)	(3,142,821)

Invesco V.I. American Franchise Series II Shares	27,211	(516,671)	(489,460)	1,087	(272,529)	(271,442)

Janus Henderson - Enterprise Service Shares	117,716	(1,387,379)	(1,269,663)	182,354	(1,154,106)	(971,752)

Janus Henderson - Global Research Service Shares	133,556	(3,178,548)	(3,044,992)	143,035	(2,106,569)	(1,963,534)

Janus Henderson - Mid Cap Value Service Shares	1,530	(159,492)	(157,962)	1,638	(67,833)	(66,195)

MFS® New Discovery Service Class	273,954	(2,411,748)	(2,137,794)	32,174	(1,998,785)	(1,966,611)

MFS® Total Return Service Class	519,611	(3,615,160)	(3,095,549)	76,626	(2,347,039)	(2,270,413)

NVIT Emerging Markets Class D Shares	-	(157)	(157)	-	(21)	(21)

State Street Total Return V.I.S. Class 3 Shares	1,460,182	(3,395,703)	(1,935,521)	1,282,229	(4,576,901)	(3,294,672)

54

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA 60/40 Allocation Service Class	2,784,327	(1,266,087)	1,518,240	3,503,847	(1,576,584)	1,927,263

TA Aegon High Yield Bond Initial Class	2,892,361	(8,121,432)	(5,229,071)	4,127,786	(6,485,834)	(2,358,048)

TA Aegon High Yield Bond Service Class	2,202,540	(4,906,355)	(2,703,815)	6,989,417	(10,204,820)	(3,215,403)

TA Aegon Sustainable Equity Income Initial Class	887,892	(21,412,505)	(20,524,613)	761,405	(15,546,958)	(14,785,553)

TA Aegon Sustainable Equity Income Service Class	1,008,478	(6,138,688)	(5,130,210)	4,109,860	(9,497,367)	(5,387,507)

TA Aegon U.S. Government Securities Initial Class	10,652,783	(18,053,098)	(7,400,315)	23,136,880	(15,653,668)	7,483,212

TA Aegon U.S. Government Securities Service Class	9,117,649	(28,186,904)	(19,069,255)	96,063,763	(86,858,291)	9,205,472

TA American Funds Managed Risk - Balanced Service Class	2,470,771	(7,315,028)	(4,844,257)	7,767,718	(6,773,830)	993,888

TA BlackRock Global Real Estate Securities Initial Class	1,493,097	(3,775,353)	(2,282,256)	893,541	(2,652,790)	(1,759,249)

TA BlackRock Global Real Estate Securities Service Class	1,792,506	(4,495,374)	(2,702,868)	3,283,917	(5,829,518)	(2,545,601)

TA BlackRock Government Money Market Initial Class	119,983,973	(141,048,949)	(21,064,976)	99,558,923	(62,593,412)	36,965,511

TA BlackRock Government Money Market Service Class	113,003,795	(149,282,935)	(36,279,140)	225,467,459	(172,312,349)	53,155,110

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	2,558,565	(14,528,248)	(11,969,683)	2,749,911	(21,081,788)	(18,331,877)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	2,157,188	(38,613,761)	(36,456,573)	4,750,566	(43,022,430)	(38,271,864)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	1,994,394	(21,145,456)	(19,151,062)	3,674,991	(27,980,828)	(24,305,837)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	2,362,419	(21,293,935)	(18,931,516)	6,716,406	(23,946,598)	(17,230,192)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	2,079,832	(11,753,732)	(9,673,900)	4,292,167	(12,750,664)	(8,458,497)

TA BlackRock iShares Edge 100 Service Class	442,575	(384,851)	57,724	1,260,606	(878,884)	381,722

TA BlackRock iShares Edge 40 Initial Class	888,626	(2,235,096)	(1,346,470)	2,307,624	(1,867,409)	440,215

TA BlackRock iShares Edge 40 Service Class	1,595,334	(13,474,613)	(11,879,279)	3,814,445	(16,990,328)	(13,175,883)

TA BlackRock iShares Edge 50 Service Class	3,109,395	(1,909,815)	1,199,580	10,701,936	(1,752,655)	8,949,281

TA BlackRock iShares Edge 75 Service Class	1,771,244	(1,941,557)	(170,313)	4,213,709	(1,656,457)	2,557,252

TA BlackRock Tactical Allocation Service Class	3,726,351	(45,645,998)	(41,919,647)	6,538,999	(56,223,717)	(49,684,718)

TA Goldman Sachs 70/30 Service Class	129,996	(2,188)	127,808	1,613	-	1,613

TA International Focus Initial Class	2,839,381	(10,483,022)	(7,643,641)	3,590,616	(8,710,871)	(5,120,255)

TA International Focus Service Class	1,583,286	(2,873,884)	(1,290,598)	2,291,475	(4,187,636)	(1,896,161)

55

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Janus Balanced Service Class	6,718,257	(24,746,642)	(18,028,385)	17,201,080	(30,536,014)	(13,334,934)

TA Janus Mid-Cap Growth Initial Class	1,653,203	(9,042,692)	(7,389,489)	1,909,436	(6,306,226)	(4,396,790)

TA Janus Mid-Cap Growth Service Class	1,441,425	(3,312,794)	(1,871,369)	4,122,341	(4,819,543)	(697,202)

TA JPMorgan Asset Allocation - Conservative Initial Class	9,196,569	(21,495,725)	(12,299,156)	11,756,297	(13,887,738)	(2,131,441)

TA JPMorgan Asset Allocation - Conservative Service Class	9,043,803	(44,438,694)	(35,394,891)	11,464,054	(53,061,660)	(41,597,606)

TA JPMorgan Asset Allocation - Growth Initial Class	4,560,572	(28,040,674)	(23,480,102)	4,515,482	(13,100,943)	(8,585,461)

TA JPMorgan Asset Allocation - Growth Service Class	1,521,100	(7,697,181)	(6,176,081)	6,274,990	(12,555,362)	(6,280,372)

TA JPMorgan Asset Allocation - Moderate Initial Class	6,710,377	(37,480,895)	(30,770,518)	9,533,691	(22,088,504)	(12,554,813)

TA JPMorgan Asset Allocation - Moderate Service Class	13,655,847	(150,587,346)	(136,931,499)	31,252,533	(161,446,300)	(130,193,767)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	6,494,183	(42,844,304)	(36,350,121)	8,196,400	(21,685,641)	(13,489,241)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	8,000,897	(131,208,397)	(123,207,500)	11,134,808	(137,111,723)	(125,976,915)

TA JPMorgan Core Bond Service Class	6,323,409	(13,202,167)	(6,878,758)	17,120,323	(15,018,027)	2,102,296

TA JPMorgan Enhanced Index Initial Class	3,034,412	(9,431,144)	(6,396,732)	3,872,371	(8,341,108)	(4,468,737)

TA JPMorgan Enhanced Index Service Class	812,553	(1,681,883)	(869,330)	2,108,404	(2,743,222)	(634,818)

TA JPMorgan International Moderate Growth Initial Class	-	(889)	(889)	223	(524)	(301)

TA JPMorgan International Moderate Growth Service Class	3,428,233	(35,034,111)	(31,605,878)	4,566,644	(39,297,262)	(34,730,618)

TA JPMorgan Mid Cap Value Service Class	5,574,930	(9,662,100)	(4,087,170)	5,509,486	(10,104,384)	(4,594,898)

TA JPMorgan Tactical Allocation Service Class	2,721,552	(25,222,152)	(22,500,600)	8,273,058	(33,283,736)	(25,010,678)

TA Madison Diversified Income Service Class	2,576,523	(10,883,532)	(8,307,009)	4,987,210	(12,610,337)	(7,623,127)

TA Managed Risk - Balanced ETF Service Class	4,816,053	(134,739,588)	(129,923,535)	10,979,431	(132,005,942)	(121,026,511)

TA Managed Risk - Conservative ETF Service Class	5,456,296	(29,532,251)	(24,075,955)	8,409,836	(31,961,746)	(23,551,910)

TA Managed Risk - Growth ETF Service Class	3,864,703	(94,763,551)	(90,898,848)	9,288,302	(99,828,736)	(90,540,434)

TA Market Participation Strategy Service Class	2,515,728	(9,936,939)	(7,421,211)	7,012,496	(13,479,349)	(6,466,853)

TA Morgan Stanley Capital Growth Initial Class	1,861,709	(21,372,707)	(19,510,998)	5,249,934	(15,702,465)	(10,452,531)

TA Morgan Stanley Capital Growth Service Class	3,201,837	(6,151,783)	(2,949,946)	7,580,724	(8,532,270)	(951,546)

TA Morgan Stanley Global Allocation Service Class	3,668,463	(51,587,675)	(47,919,212)	5,302,181	(58,414,654)	(53,112,473)

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	967,241	(2,262,042)	(1,294,801)	2,237,135	(2,506,686)	(269,551)

56

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA MSCI EAFE Index Service Class	940,151	(555,663)	384,488	1,578,770	(488,602)	1,090,168

TA Multi-Managed Balanced Initial Class	4,032,393	(10,243,752)	(6,211,359)	4,789,856	(4,884,079)	(94,223)

TA Multi-Managed Balanced Service Class	4,713,224	(21,391,388)	(16,678,164)	9,010,832	(27,917,594)	(18,906,762)

TA PIMCO Tactical - Balanced Service Class	1,299,369	(17,299,882)	(16,000,513)	8,897,802	(20,707,308)	(11,809,506)

TA PIMCO Tactical - Conservative Service Class	3,439,774	(14,230,087)	(10,790,313)	17,353,170	(21,932,687)	(4,579,517)

TA PIMCO Tactical - Growth Service Class	1,803,943	(9,045,882)	(7,241,939)	3,730,844	(11,965,080)	(8,234,236)

TA PIMCO Total Return Initial Class	13,605,630	(22,476,338)	(8,870,708)	17,747,801	(22,540,818)	(4,793,017)

TA PIMCO Total Return Service Class	9,352,874	(33,893,569)	(24,540,695)	17,170,228	(49,614,676)	(32,444,448)

TA PineBridge Inflation Opportunities Service Class	6,869,152	(9,170,446)	(2,301,294)	3,428,649	(11,041,030)	(7,612,381)

TA ProFunds UltraBear Service Class (OAM)	830,713,868	(544,981,308)	285,732,560	1,606,068,029	(1,325,487,124)	280,580,905

TA Rothschild & Co Large Cap Value Service Class	4,221,747	(1,765,304)	2,456,443	2,680,661	(843,889)	1,836,772

TA S&P 500 Index Service Class	5,334,937	(1,842,575)	3,492,362	8,814,971	(3,319,337)	5,495,634

TA Small/Mid Cap Value Initial Class	285,427	(3,377,379)	(3,091,952)	188,127	(1,984,055)	(1,795,928)

TA Small/Mid Cap Value Service Class	3,645,090	(5,713,123)	(2,068,033)	4,629,970	(6,957,448)	(2,327,478)

TA T. Rowe Price Small Cap Initial Class	2,962,245	(9,462,622)	(6,500,377)	1,993,343	(6,055,719)	(4,062,376)

TA T. Rowe Price Small Cap Service Class	2,331,629	(5,246,366)	(2,914,737)	4,925,419	(7,331,743)	(2,406,324)

TA TS&W International Equity Initial Class	3,903,975	(8,608,908)	(4,704,933)	3,326,139	(6,066,527)	(2,740,388)

TA TS&W International Equity Service Class	1,489,390	(2,098,455)	(609,065)	1,993,182	(2,518,533)	(525,351)

TA WMC US Growth Initial Class	4,764,107	(31,975,089)	(27,210,982)	7,474,463	(22,468,450)	(14,993,987)

TA WMC US Growth Service Class	1,363,084	(3,756,770)	(2,393,686)	4,777,076	(7,318,195)	(2,541,119)

Vanguard® Balanced	1,240,255	(50,939)	1,189,316	88,512	(10,435)	78,077

Vanguard® Capital Growth	97,817	(2,057)	95,760	22,417	(765)	21,652

Vanguard® Conservative Allocation	635,698	(11,564)	624,134	41,815	(206)	41,609

Vanguard® Diversified Value	91,947	(798)	91,149	5,420	(8)	5,412

Vanguard® Equity Income	65,708	(9,746)	55,962	14,633	(47)	14,586

Vanguard® Equity Index	315,531	(220,360)	95,171	52,178	(424,087)	(371,909)

Vanguard® Global Bond Index	37,040	(10,608)	26,432	3,894	-	3,894

57

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Vanguard® Growth	187,616	(21,136)	166,480	42,488	(1,325)	41,163

Vanguard® High Yield Bond	57,401	(10,801)	46,600	4,321	(129)	4,192

Vanguard® International	179,840	(81,678)	98,162	102,788	(302,164)	(199,376)

Vanguard® Mid-Cap Index	348,737	(45,875)	302,862	86,020	(208,245)	(122,225)

Vanguard® Moderate Allocation	1,053,816	(96,362)	957,454	281,743	(1,384)	280,359

Vanguard® Money Market	809,433	(435,588)	373,845	130,459	(43,569)	86,890

Vanguard® Real Estate Index	89,844	(39,814)	50,030	52,576	(87,906)	(35,330)

Vanguard® Short-Term Investment Grade	468,880	(404,342)	64,538	383,578	(421,009)	(37,431)

Vanguard® Total Bond Market Index	925,491	(482,048)	443,443	284,492	(118,995)	165,497

Vanguard® Total International Stock Market Index	230,788	(31,419)	199,369	43,318	(1,872)	41,446

Vanguard® Total Stock Market Index	612,625	(50,689)	561,936	92,503	(6,579)	85,924

Voya Global Perspectives Class S Shares	278	(1)	277	321	(131)	190

Voya Large Cap Value Class S Shares	-	(8)	(8)	4	-	4

Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-

Wanger International	6,994	(14,924)	(7,930)	948	(18,313)	(17,365)

Wanger USA	-	-	-	-	-	-

58

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Wealth Strategy Class B Shares	$10,986,860	$(17,642,239)	$(6,655,379)	$9,212,846	$(18,432,431)	$(9,219,585)

AB Growth and Income Class B Shares	42,366,286	(62,798,526)	(20,432,240)	34,201,025	(46,156,425)	(11,955,400)

AB Large Cap Growth Class B Shares	493,484	(8,589,411)	(8,095,927)	206,264	(5,787,220)	(5,580,956)

American Funds - Asset Allocation Class 2 Shares	28,901,649	(123,635,678)	(94,734,029)	93,525,325	(134,457,977)	(40,932,652)

American Funds - Asset Allocation Class 4 Shares	22,355,358	(983,614)	21,371,744	576,879	(424)	576,455

American Funds - Growth Class 2 Shares	55,896,533	(164,591,192)	(108,694,659)	174,023,554	(146,666,388)	27,357,166

American Funds - Growth Class 4 Shares	62,952,450	(2,330,830)	60,621,620	3,293,133	(18,765)	3,274,368

American Funds - Growth-Income Class 2 Shares	36,007,482	(102,391,949)	(66,384,467)	124,550,289	(97,391,772)	27,158,517

American Funds - Growth-Income Class 4 Shares	30,459,822	(1,156,145)	29,303,677	1,552,580	(2,812)	1,549,768

American Funds - International Class 2 Shares	27,209,031	(38,989,605)	(11,780,574)	44,945,312	(42,354,610)	2,590,702

American Funds - International Class 4 Shares	15,661,544	(513,720)	15,147,824	1,310,285	(762)	1,309,523

American Funds - New World Class 4 Shares	7,474,626	(269,369)	7,205,257	367,371	(726)	366,645

American Funds - The Bond Fund of America Class 2 Shares	33,520,250	(45,677,832)	(12,157,582)	100,436,998	(64,797,763)	35,639,235

American Funds - The Bond Fund of America Class 4 Shares	14,499,128	(2,485,248)	12,013,880	521,539	(57,436)	464,103

BlackRock Basic Value V.I. Class I Shares	730,093	(4,381,953)	(3,651,860)	1,058,762	(1,868,242)	(809,480)

BlackRock Global Allocation V.I. Class I Shares	160,119	(1,888,211)	(1,728,092)	213,617	(1,051,024)	(837,407)

BlackRock High Yield V.I. Class I Shares	501,850	(971,614)	(469,764)	232,197	(653,148)	(420,951)

DFA VA Equity Allocation	369,614	(68,371)	301,243	423,092	(71)	423,021

DFA VA Global Bond	1,205,901	(12,926)	1,192,975	133,311	(6,487)	126,824

DFA VA Global Moderate Allocation	500,207	(436,088)	64,119	18,498	(72)	18,426

DFA VA International Small	167,497	(107,242)	60,255	238,407	(71)	238,336

DFA VA International Value	367,659	(69,510)	298,149	38,721	(111)	38,610

DFA VA Short-Term Fixed	760,151	(71,794)	688,357	227,871	(135,241)	92,630

DFA VA U.S. Large Value	350,071	(14,930)	335,141	203,349	(3,270)	200,079

DFA VA U.S. Targeted Value	343,955	(47,895)	296,060	127,575	(1)	127,574

Fidelity® VIP Balanced Service Class 2	46,957,241	(84,589,856)	(37,632,615)	65,436,744	(74,749,109)	(9,312,365)

Fidelity® VIP Consumer Staples Initial Class	1,798,545	(221,224)	1,577,321	7,350	-	7,350

59

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4.	Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® VIP Contrafund® Initial Class	$79,791	$(162,208)	$(82,417)	$269,675	$(275,663)	$(5,988)

Fidelity® VIP Contrafund® Service Class 2	68,673,450	(144,259,315)	(75,585,865)	119,871,594	(123,769,158)	(3,897,564)

Fidelity® VIP Energy Service Class 2	4,585,763	(1,101,421)	3,484,342	35,807	(131)	35,676

Fidelity® VIP Equity-Income Initial Class	-	(2,026)	(2,026)	-	(1,725)	(1,725)

Fidelity® VIP Equity-Income Service Class 2	315,177	(8,906,726)	(8,591,549)	209,514	(4,488,325)	(4,278,811)

Fidelity® VIP Growth Initial Class	-	(1,775)	(1,775)	-	(1,455)	(1,455)

Fidelity® VIP Growth Service Class 2	437,496	(13,510,442)	(13,072,946)	320,370	(4,874,954)	(4,554,584)

Fidelity® VIP Growth Opportunities Service Class 2	61,876	(1,196,844)	(1,134,968)	67,501	(445,653)	(378,152)

Fidelity® VIP Health Care Service Class 2	7,116,014	(238,117)	6,877,897	249,096	(337)	248,759

Fidelity® VIP Mid Cap Initial Class	1,749	(5,100)	(3,351)	2,409	(3,238)	(829)

Fidelity® VIP Mid Cap Service Class 2	37,120,520	(95,385,617)	(58,265,097)	47,882,573	(60,368,672)	(12,486,099)

Fidelity® VIP Technology Initial Class	14,502,653	(845,721)	13,656,932	645,050	(342)	644,708

Fidelity® VIP Utilities Initial Class	1,044,352	(39,094)	1,005,258	24,573	(64)	24,509

Fidelity® VIP Value Strategies Initial Class	170,538	(53,581)	116,957	3,254	(104,978)	(101,724)

Fidelity® VIP Value Strategies Service Class 2	73,082,277	(63,202,710)	9,879,567	35,283,351	(36,335,817)	(1,052,466)

Franklin Allocation Class 4 Shares	135,350	(10,402,857)	(10,267,507)	207,487	(10,782,702)	(10,575,215)

Franklin Income Class 2 Shares	311,569	(8,996,985)	(8,685,416)	417,822	(8,509,659)	(8,091,837)

Franklin Mutual Shares Class 2 Shares	39,025	(2,205,149)	(2,166,124)	71,080	(1,506,068)	(1,434,988)

Franklin Templeton Foreign Class 2 Shares	106,500	(3,993,422)	(3,886,922)	58,009	(2,789,118)	(2,731,109)

Invesco V.I. American Franchise Series II Shares	98,820	(1,815,551)	(1,716,731)	2,753	(725,932)	(723,179)

Janus Henderson - Enterprise Service Shares	478,406	(5,653,797)	(5,175,391)	461,482	(3,343,492)	(2,882,010)

Janus Henderson - Global Research Service Shares	264,830	(6,469,488)	(6,204,658)	208,997	(3,366,718)	(3,157,721)

Janus Henderson - Mid Cap Value Service Shares	4,712	(485,063)	(480,351)	4,425	(162,565)	(158,140)

MFS® New Discovery Service Class	1,357,603	(12,392,211)	(11,034,608)	111,300	(7,185,154)	(7,073,854)

MFS® Total Return Service Class	1,265,658	(8,938,227)	(7,672,569)	158,183	(4,702,351)	(4,544,168)

NVIT Emerging Markets Class D Shares	-	(2,424)	(2,424)	-	(260)	(260)

State Street Total Return V.I.S. Class 3 Shares	9,373,767	(10,394,983)	(1,021,216)	6,405,272	(10,247,148)	(3,841,876)

60

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4.	Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA 60/40 Allocation Service Class	$11,059,033	$(5,690,502)	$5,368,531	$17,989,665	$(5,651,106)	$12,338,559

TA Aegon High Yield Bond Initial Class	7,378,503	(21,540,300)	(14,161,797)	9,848,733	(14,924,496)	(5,075,763)

TA Aegon High Yield Bond Service Class	17,873,306	(24,643,028)	(6,769,722)	33,635,699	(42,112,659)	(8,476,960)

TA Aegon Sustainable Equity Income Initial Class	2,456,101	(61,263,538)	(58,807,437)	1,715,638	(35,535,292)	(33,819,654)

TA Aegon Sustainable Equity Income Service Class	7,289,675	(25,534,009)	(18,244,334)	24,367,258	(33,836,800)	(9,469,542)

TA Aegon U.S. Government Securities Initial Class	16,934,479	(31,111,055)	(14,176,576)	40,491,490	(27,459,215)	13,032,275

TA Aegon U.S. Government Securities Service Class	51,978,055	(122,262,085)	(70,284,030)	478,664,630	(414,775,946)	63,888,684

TA American Funds Managed Risk - Balanced Service Class	33,136,281	(97,911,194)	(64,774,913)	90,723,346	(80,012,509)	10,710,837

TA BlackRock Global Real Estate Securities Initial Class	4,449,320	(11,835,076)	(7,385,756)	2,484,992	(6,888,022)	(4,403,030)

TA BlackRock Global Real Estate Securities Service Class	13,948,808	(18,843,721)	(4,894,913)	16,967,210	(18,868,655)	(1,901,445)

TA BlackRock Government Money Market Initial Class	123,871,503	(146,519,761)	(22,648,258)	107,625,993	(68,901,891)	38,724,102

TA BlackRock Government Money Market Service Class	313,578,624	(416,793,849)	(103,215,225)	728,890,832	(457,893,499)	270,997,333

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	8,010,155	(42,208,924)	(34,198,769)	13,737,213	(52,477,338)	(38,740,125)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	14,123,959	(159,583,175)	(145,459,216)	29,699,222	(144,916,953)	(115,217,731)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	9,061,255	(62,574,862)	(53,513,607)	11,922,782	(70,358,191)	(58,435,409)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	11,256,101	(111,112,321)	(99,856,220)	32,544,117	(95,863,874)	(63,319,757)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	8,804,795	(53,738,989)	(44,934,194)	19,084,033	(49,737,875)	(30,653,842)

TA BlackRock iShares Edge 100 Service Class	7,733,964	(6,665,278)	1,068,686	17,329,345	(12,104,200)	5,225,145

TA BlackRock iShares Edge 40 Initial Class	1,783,241	(4,548,628)	(2,765,387)	4,237,696	(3,191,712)	1,045,984

TA BlackRock iShares Edge 40 Service Class	7,956,248	(35,870,785)	(27,914,537)	26,222,790	(45,768,467)	(19,545,677)

TA BlackRock iShares Edge 50 Service Class	43,348,007	(26,599,711)	16,748,296	133,817,814	(21,669,006)	112,148,808

TA BlackRock iShares Edge 75 Service Class	27,305,699	(30,165,823)	(2,860,124)	54,684,577	(21,299,279)	33,385,298

TA BlackRock Tactical Allocation Service Class	14,938,187	(176,241,661)	(161,303,474)	27,459,439	(172,076,219)	(144,616,780)

TA Goldman Sachs 70/30 Service Class	1,709,409	(29,809)	1,679,600	20,000	-	20,000

61

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA International Focus Initial Class	$6,305,870	$(23,151,049)	$(16,845,179)	$6,078,694	$(15,024,245)	$(8,945,551)

TA International Focus Service Class	17,432,553	(19,168,109)	(1,735,556)	15,156,822	(19,522,381)	(4,365,559)

TA Janus Balanced Service Class	45,133,378	(142,153,875)	(97,020,497)	84,503,205	(121,377,700)	(36,874,495)

TA Janus Mid-Cap Growth Initial Class	4,837,012	(26,411,814)	(21,574,802)	4,291,275	(13,542,379)	(9,251,104)

TA Janus Mid-Cap Growth Service Class	23,339,581	(30,475,230)	(7,135,649)	49,807,386	(30,998,983)	18,808,403

TA JPMorgan Asset Allocation - Conservative Initial Class	19,433,767	(45,931,879)	(26,498,112)	21,773,267	(26,489,978)	(4,716,711)

TA JPMorgan Asset Allocation - Conservative Service Class	40,692,435	(139,581,799)	(98,889,364)	48,988,630	(146,435,289)	(97,446,659)

TA JPMorgan Asset Allocation - Growth Initial Class	14,423,005	(92,116,684)	(77,693,679)	11,489,701	(30,389,557)	(18,899,856)

TA JPMorgan Asset Allocation - Growth Service Class	16,622,025	(39,974,067)	(23,352,042)	33,356,926	(48,561,049)	(15,204,123)

TA JPMorgan Asset Allocation - Moderate Initial Class	15,880,511	(91,376,212)	(75,495,701)	19,333,207	(45,433,307)	(26,100,100)

TA JPMorgan Asset Allocation - Moderate Service Class	110,371,846	(613,502,040)	(503,130,194)	318,070,996	(455,488,832)	(137,417,836)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	18,094,623	(118,435,383)	(100,340,760)	17,913,840	(46,837,202)	(28,923,362)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	53,034,341	(463,717,916)	(410,683,575)	70,058,913	(388,507,272)	(318,448,359)

TA JPMorgan Core Bond Service Class	42,853,020	(49,674,102)	(6,821,082)	83,764,440	(47,143,197)	36,621,243

TA JPMorgan Enhanced Index Initial Class	12,449,599	(40,328,174)	(27,878,575)	11,401,088	(25,772,989)	(14,371,901)

TA JPMorgan Enhanced Index Service Class	14,204,709	(19,081,526)	(4,876,817)	26,931,032	(22,608,049)	4,322,983

TA JPMorgan International Moderate Growth Initial Class	-	(1,594)	(1,594)	315	(767)	(452)

TA JPMorgan International Moderate Growth Service Class	12,181,132	(82,884,697)	(70,703,565)	12,989,522	(74,319,919)	(61,330,397)

TA JPMorgan Mid Cap Value Service Class	40,055,644	(57,408,877)	(17,353,233)	41,945,582	(46,812,411)	(4,866,829)

TA JPMorgan Tactical Allocation Service Class	24,624,037	(118,735,259)	(94,111,222)	70,733,619	(116,882,529)	(46,148,910)

TA Madison Diversified Income Service Class	12,560,608	(59,086,270)	(46,525,662)	48,960,053	(35,634,782)	13,325,271

TA Managed Risk - Balanced ETF Service Class	27,627,409	(620,961,519)	(593,334,110)	74,448,696	(502,699,211)	(428,250,515)

TA Managed Risk - Conservative ETF Service Class	25,051,569	(90,175,210)	(65,123,641)	39,583,365	(94,217,216)	(54,633,851)

TA Managed Risk - Growth ETF Service Class	22,051,766	(337,871,790)	(315,820,024)	44,427,188	(304,740,740)	(260,313,552)

TA Market Participation Strategy Service Class	12,199,575	(69,671,148)	(57,471,573)	29,414,895	(60,887,261)	(31,472,366)

TA Morgan Stanley Capital Growth Initial Class	16,485,873	(192,641,495)	(176,155,622)	30,833,708	(95,261,113)	(64,427,405)

62

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Morgan Stanley Capital Growth Service Class	$153,938,572	$(168,685,100)	$(14,746,528)	$201,844,273	$(128,440,353)	$73,403,920

TA Morgan Stanley Global Allocation Service Class	20,187,147	(165,526,152)	(145,339,005)	31,092,550	(154,067,229)	(122,974,679)

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	11,274,673	(26,613,312)	(15,338,639)	23,157,518	(26,010,394)	(2,852,876)

TA MSCI EAFE Index Service Class	11,908,645	(6,987,185)	4,921,460	15,838,955	(4,937,299)	10,901,656

TA Multi-Managed Balanced Initial Class	13,846,161	(36,438,224)	(22,592,063)	14,383,687	(13,910,822)	472,865

TA Multi-Managed Balanced Service Class	43,577,341	(163,593,262)	(120,015,921)	64,784,819	(147,834,161)	(83,049,342)

TA PIMCO Tactical - Balanced Service Class	4,862,163	(74,457,417)	(69,595,254)	22,351,349	(70,436,294)	(48,084,945)

TA PIMCO Tactical - Conservative Service Class	9,749,316	(56,845,359)	(47,096,043)	66,302,769	(65,906,928)	395,841

TA PIMCO Tactical - Growth Service Class	6,392,994	(54,640,930)	(48,247,936)	16,203,885	(43,770,017)	(27,566,132)

TA PIMCO Total Return Initial Class	23,304,064	(38,965,576)	(15,661,512)	30,393,576	(38,831,238)	(8,437,662)

TA PIMCO Total Return Service Class	46,895,985	(89,441,779)	(42,545,794)	94,280,648	(133,939,868)	(39,659,220)

TA PineBridge Inflation Opportunities Service Class	21,104,861	(20,221,210)	883,651	12,091,813	(24,239,282)	(12,147,469)

TA ProFunds UltraBear Service Class (OAM)	6,966,746	(4,407,684)	2,559,062	43,444,184	(28,298,178)	15,146,006

TA Rothschild & Co Large Cap Value Service Class	20,887,414	(8,763,601)	12,123,813	15,281,482	(4,944,567)	10,336,915

TA S&P 500 Index Service Class	94,850,770	(32,495,317)	62,355,453	116,483,928	(43,654,826)	72,829,102

TA Small/Mid Cap Value Initial Class	2,533,177	(24,775,662)	(22,242,485)	934,338	(10,997,826)	(10,063,488)

TA Small/Mid Cap Value Service Class	43,552,681	(46,220,759)	(2,668,078)	38,916,151	(29,025,216)	9,890,935

TA T. Rowe Price Small Cap Initial Class	13,789,281	(42,400,349)	(28,611,068)	7,300,767	(20,574,105)	(13,273,338)

TA T. Rowe Price Small Cap Service Class	48,892,257	(62,312,395)	(13,420,138)	72,190,247	(61,804,962)	10,385,285

TA TS&W International Equity Initial Class	8,961,846	(20,322,850)	(11,361,004)	6,385,466	(11,252,087)	(4,866,621)

TA TS&W International Equity Service Class	11,614,762	(10,616,723)	998,039	13,602,947	(8,370,268)	5,232,679

TA WMC US Growth Initial Class	21,093,986	(132,446,631)	(111,352,645)	24,461,089	(68,680,943)	(44,219,854)

TA WMC US Growth Service Class	28,471,490	(44,772,286)	(16,300,796)	67,729,720	(56,751,123)	10,978,597

Vanguard® Balanced	14,794,549	(628,848)	14,165,701	904,959	(106,199)	798,760

Vanguard® Capital Growth	1,323,257	(27,739)	1,295,518	234,438	(8,649)	225,789

Vanguard® Conservative Allocation	7,284,801	(135,291)	7,149,510	433,253	(2,285)	430,968

Vanguard® Diversified Value	1,263,834	(11,086)	1,252,748	52,139	(74)	52,065

63

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Vanguard® Equity Income	$792,546	$(117,223)	$675,323	$136,292	$(447)	$135,845

Vanguard® Equity Index	5,838,258	(3,312,586)	2,525,672	934,267	(1,084,773)	(150,506)

Vanguard® Global Bond Index	385,447	(111,489)	273,958	41,140	-	41,140

Vanguard® Growth	3,034,588	(363,795)	2,670,793	516,251	(17,099)	499,152

Vanguard® High Yield Bond	616,413	(117,428)	498,985	44,091	(1,329)	42,762

Vanguard® International	4,750,977	(1,828,443)	2,922,534	1,651,715	(1,447,915)	203,800

Vanguard® Mid-Cap Index	9,169,031	(1,039,288)	8,129,743	1,625,117	(941,369)	683,748

Vanguard® Moderate Allocation	12,577,963	(1,183,744)	11,394,219	3,078,926	(15,029)	3,063,897

Vanguard® Money Market	8,104,675	(4,359,402)	3,745,273	1,309,089	(437,265)	871,824

Vanguard® Real Estate Index	1,673,800	(546,087)	1,127,713	676,994	(205,866)	471,128

Vanguard® Short-Term Investment Grade	4,465,826	(2,697,774)	1,768,052	3,712,542	(2,231,493)	1,481,049

Vanguard® Total Bond Market Index	8,089,850	(3,371,247)	4,718,603	3,379,635	(611,707)	2,767,928

Vanguard® Total International Stock Market Index	2,767,388	(386,874)	2,380,514	433,305	(18,563)	414,742

Vanguard® Total Stock Market Index	8,348,422	(728,496)	7,619,926	983,650	(71,951)	911,699

Voya Global Perspectives Class S Shares	3,750	(16)	3,734	4,121	(1,285)	2,836

Voya Large Cap Value Class S Shares	-	(123)	(123)	44	(9)	35

Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-

Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-

Wanger International	122,309	(140,776)	(18,467)	10,165	(155,522)	(145,357)

Wanger USA	-	-	-	-	-	-

64

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AB Balanced Wealth Strategy Class B Shares
12/31/2021	23,075,361	$18.65	to	$13.74	$ 97,949,715	0.26%	0.40%	to	2.85%	12.91%	to	10.22%
12/31/2020	26,074,538	16.52	to	12.47	93,993,592	2.15	0.40	to	2.85	8.82	to	6.22
12/31/2019	30,129,720	15.18	to	11.74	97,353,579	2.34	0.40	to	2.85	17.73	to	14.93
12/31/2018	33,611,226	12.90	to	10.21	85,205,038	1.69	0.40	to	2.85	(6.79)	to	(9.02)
12/31/2017	38,525,201	13.84	to	11.22	99,946,976	1.81	0.40	to	2.85	14.88	to	12.43
AB Growth and Income Class B Shares
12/31/2021	53,868,536	3.59	to	15.58	277,963,317	0.65	0.30	to	2.80	27.45	to	24.36
12/31/2020	61,139,851	2.82	to	12.53	237,524,698	1.32	0.30	to	2.80	2.17	to	(0.32)
12/31/2019	66,912,738	2.76	to	12.57	249,977,608	1.03	0.30	to	2.80	23.24	to	20.24
12/31/2018	72,168,849	2.24	to	10.45	211,887,489	0.75	0.30	to	2.80	(6.13)	to	(8.42)
12/31/2017	77,917,998	2.38	to	11.42	246,477,664	1.27	0.30	to	2.80	18.24	to	15.38
AB Large Cap Growth Class B Shares
12/31/2021	7,676,319	6.59	to	26.99	35,215,505	-	0.30	to	2.80	28.27	to	25.15
12/31/2020	9,621,136	5.13	to	21.57	34,806,742	-	0.30	to	2.80	34.74	to	31.47
12/31/2019	11,372,716	3.81	to	16.41	31,230,390	-	0.30	to	2.80	33.96	to	30.70
12/31/2018	13,361,563	2.84	to	12.55	27,738,213	-	0.30	to	2.80	2.02	to	(0.48)
12/31/2017	15,509,056	2.79	to	12.61	32,262,769	-	0.30	to	2.80	31.28	to	28.10
American Funds - Asset Allocation Class 2 Shares
12/31/2021	152,575,336	21.74	to	14.94	871,352,808	1.50	0.60	to	2.95	14.41	to	11.80
12/31/2020	174,752,023	19.00	to	13.37	857,259,812	1.67	0.60	to	2.95	11.78	to	9.24
12/31/2019	194,454,343	17.00	to	12.24	819,073,416	1.95	0.60	to	2.95	20.51	to	17.76
12/31/2018	212,831,662	14.10	to	10.39	677,757,631	1.62	0.60	to	2.95	(5.18)	to	(7.35)
12/31/2017	246,090,334	14.87	to	11.22	769,063,617	1.56	0.60	to	2.95	15.37	to	12.91
American Funds - Asset Allocation Class 4 Shares
12/31/2021	1,727,718	13.63	to	13.23	23,155,040	2.13	0.40	to	2.20	14.38	to	12.34
12/31/2020(1)	50,583	11.92	to	11.77	599,001	4.31	0.40	to	2.20	-	to	-
American Funds - Growth Class 2 Shares
12/31/2021	49,147,881	44.50	to	26.48	1,149,580,633	0.22	0.60	to	2.95	21.26	to	18.50
12/31/2020	57,094,202	36.70	to	22.35	1,055,964,795	0.32	0.60	to	2.95	51.17	to	47.73
12/31/2019	60,243,138	24.27	to	15.13	679,623,629	0.80	0.60	to	2.95	29.99	to	27.03
12/31/2018	61,736,514	18.67	to	11.91	442,334,800	0.44	0.60	to	2.95	(0.85)	to	(3.12)
12/31/2017	67,452,645	18.83	to	12.29	442,900,974	0.53	0.60	to	2.95	27.34	to	24.63
American Funds - Growth Class 4 Shares
12/31/2021	3,929,006	18.34	to	17.80	70,825,649	0.06	0.33	to	2.13	21.28	to	19.12
12/31/2020(1)	235,706	15.12	to	14.94	3,539,748	-	0.33	to	2.13	-	to	-
American Funds - Growth-Income Class 2 Shares
12/31/2021	46,521,780	30.45	to	18.27	754,565,140	1.11	0.60	to	2.95	23.35	to	20.54
12/31/2020	52,944,337	24.68	to	15.16	676,765,745	1.42	0.60	to	2.95	12.87	to	10.29
12/31/2019	55,567,642	21.87	to	13.74	578,289,945	1.79	0.60	to	2.95	25.38	to	22.52
12/31/2018	56,040,276	17.44	to	11.22	409,513,116	1.43	0.60	to	2.95	(2.38)	to	(4.62)
12/31/2017	60,250,249	17.87	to	11.76	420,162,453	1.48	0.60	to	2.95	21.47	to	18.89
American Funds - Growth-Income Class 4 Shares
12/31/2021	2,239,175	15.48	to	15.03	34,083,630	1.32	0.33	to	2.13	23.39	to	21.19
12/31/2020(1)	131,787	12.55	to	12.40	1,642,555	1.97	0.33	to	2.13	-	to	-

65

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

American Funds - International Class 2 Shares
12/31/2021	37,028,497	$16.37	to	$13.69	$ 262,247,784	2.38%	0.60%	to	2.95%	(2.09	) %	to	(4.32	) %
12/31/2020	41,284,373	16.72	to	14.31	282,160,736	0.67	0.60	to	2.95	13.29		to	10.71
12/31/2019	46,533,316	14.76	to	12.92	248,531,886	1.55	0.60	to	2.95	22.15		to	19.36
12/31/2018	49,456,028	12.08	to	10.83	186,794,262	1.80	0.60	to	2.95	(13.66)		to	(15.64)
12/31/2017	51,454,305	14.00	to	12.84	191,936,131	1.34	0.60	to	2.95	31.16		to	28.37
American Funds - International Class 4 Shares
12/31/2021	1,178,588	13.73	to	13.32	15,918,386	3.82	0.33	to	2.13	(2.04)		to	(3.78)
12/31/2020(1)	103,923	14.02	to	13.85	1,447,390	0.92	0.33	to	2.13	-		to	-
American Funds - New World Class 4 Shares
12/31/2021	511,234	15.00	to	14.56	7,543,125	0.98	0.35	to	2.15	4.26		to	2.40
12/31/2020(1)	27,799	14.39	to	14.22	397,295	-	0.35	to	2.15	-		to	-
American Funds - The Bond Fund of America Class 2 Shares
12/31/2021	62,790,605	12.24	to	10.70	267,700,388	1.38	0.60	to	2.95	(0.90)		to	(3.16)
12/31/2020	67,686,257	12.35	to	11.05	285,376,467	2.15	0.60	to	2.95	9.08		to	6.59
12/31/2019	64,327,748	11.32	to	10.37	230,089,383	2.69	0.60	to	2.95	8.70		to	6.22
12/31/2018	65,952,103	10.42	to	9.76	197,187,014	2.40	0.60	to	2.95	(1.31)		to	(3.57)
12/31/2017	73,725,508	10.56	to	10.12	217,547,968	2.00	0.60	to	2.95	2.89		to	0.70
American Funds - The Bond Fund of America Class 4 Shares
12/31/2021	1,220,373	10.37	to	10.07	12,442,489	1.60	0.31	to	2.11	(0.89)		to	(2.66)
12/31/2020(1)	44,930	10.47	to	10.34	466,693	6.23	0.31	to	2.11	-		to	-
BlackRock Basic Value V.I. Class I Shares
12/31/2021	5,019,930	3.23	to	13.43	19,580,580	1.17	1.25	to	2.65	20.17		to	18.54
12/31/2020	5,956,830	2.69	to	11.33	19,478,568	2.43	1.25	to	2.65	2.15		to	0.76
12/31/2019	6,249,446	2.63	to	11.24	20,016,237	2.39	1.25	to	2.65	22.38		to	20.71
12/31/2018	6,813,623	2.15	to	9.31	17,849,636	1.79	1.25	to	2.65	(8.99)		to	(10.24)
12/31/2017	7,377,068	2.36	to	10.38	21,702,345	1.54	1.25	to	2.65	6.91		to	5.45
BlackRock Global Allocation V.I. Class I Shares
12/31/2021	3,779,531	4.01	to	14.05	10,653,267	0.89	1.25	to	2.65	5.36		to	3.92
12/31/2020	4,385,798	3.81	to	13.52	11,798,862	1.29	1.25	to	2.65	19.52		to	17.89
12/31/2019	4,729,879	3.19	to	11.46	10,712,286	1.24	1.25	to	2.65	16.53		to	14.94
12/31/2018	5,295,268	2.73	to	9.97	10,410,140	0.92	1.25	to	2.65	(8.49)		to	(9.74)
12/31/2017	6,135,012	2.99	to	11.05	13,086,962	1.26	1.25	to	2.65	12.46		to	10.93
BlackRock High Yield V.I. Class I Shares
12/31/2021	1,009,939	3.12	to	11.97	3,009,551	4.52	1.25	to	2.65	4.02		to	2.61
12/31/2020	1,167,438	3.00	to	11.67	3,353,262	5.31	1.25	to	2.65	5.97		to	4.52
12/31/2019	1,340,935	2.83	to	11.16	3,651,853	5.40	1.25	to	2.65	13.87		to	12.31
12/31/2018	1,507,900	2.49	to	9.94	3,612,958	5.48	1.25	to	2.65	(3.86)		to	(5.18)
12/31/2017	1,762,477	2.59	to	10.48	4,411,875	5.18	1.25	to	2.65	6.00		to	4.56
DFA VA Equity Allocation
12/31/2021	61,903	13.93	to	13.88	860,593	2.53	0.27	to	0.47	24.04		to	23.79
12/31/2020	39,352	11.23	to	11.21	441,244	18.43	0.27	to	0.47	11.85		to	11.63
12/31/2019(1)	-	10.04	to	10.04	-	-	0.27	to	0.47	-		to	-
DFA VA Global Bond
12/31/2021	132,281	9.99	to	9.61	1,299,932	1.55	0.27	to	2.60	(1.31)		to	(3.58)
12/31/2020	12,560	10.13	to	9.96	127,203	0.06	0.27	to	2.60	1.18		to	0.98
12/31/2019(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-		to	-
DFA VA Global Moderate Allocation
12/31/2021	6,725	12.68	to	12.63	85,165	0.45	0.27	to	0.47	13.90		to	13.67
12/31/2020	1,869	11.13	to	11.11	20,762	2.47	0.27	to	0.47	10.99		to	10.77
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-		to	-

66

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

DFA VA International Small
12/31/2021	29,546	$12.65	to	$12.60	$ 373,647	2.70%	0.27%	to	0.47%	14.26%	to	14.03%
12/31/2020	24,516	11.07	to	11.05	271,344	8.73	0.27	to	0.47	9.12	to	8.90
12/31/2019(1)	-	10.15	to	10.14	-	-	0.27	to	0.47	-	to	-
DFA VA International Value
12/31/2021	30,790	11.58	to	11.53	356,360	6.25	0.27	to	0.47	17.80	to	17.56
12/31/2020	4,829	9.83	to	9.81	47,429	6.34	0.27	to	0.47	(2.03)	to	(2.23)
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
DFA VA Short-Term Fixed
12/31/2021	78,002	9.99	to	9.95	778,117	0.01	0.27	to	0.47	(0.46)	to	(0.66)
12/31/2020	9,237	10.03	to	10.01	92,589	0.50	0.27	to	0.47	0.33	to	0.13
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-
DFA VA U.S. Large Value
12/31/2021	52,319	12.50	to	12.45	653,107	2.32	0.27	to	0.47	26.69	to	26.44
12/31/2020	23,843	9.86	to	9.84	234,961	6.18	0.27	to	0.47	(1.64)	to	(1.84)
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
DFA VA U.S. Targeted Value
12/31/2021	35,853	14.44	to	14.38	517,428	2.01	0.27	to	0.47	39.30	to	39.03
12/31/2020	13,882	10.36	to	10.34	143,813	7.93	0.27	to	0.47	3.70	to	3.50
12/31/2019(1)	-	9.99	to	9.99	-	-	0.27	to	0.47	-	to	-
Fidelity® VIP Balanced Service Class 2
12/31/2021	103,061,636	3.25	to	17.31	585,801,138	0.73	0.30	to	2.65	17.64	to	14.95
12/31/2020	114,386,362	2.76	to	15.06	537,674,354	1.28	0.30	to	2.65	21.76	to	18.98
12/31/2019	125,709,751	2.27	to	12.65	457,401,722	1.58	0.30	to	2.65	23.74	to	20.91
12/31/2018	137,704,135	1.83	to	10.47	364,935,164	1.31	0.30	to	2.65	(4.73)	to	(6.92)
12/31/2017	147,985,403	1.92	to	11.24	382,158,570	1.28	0.30	to	2.65	15.77	to	13.13
Fidelity® VIP Consumer Staples Initial Class
12/31/2021	123,456	13.95	to	13.53	1,692,428	2.98	0.70	to	2.50	13.44	to	11.42
12/31/2020(1)	613	12.29	to	12.15	7,484	-	0.70	to	2.50	-	to	-
Fidelity® VIP Contrafund® Initial Class
12/31/2021	26,578	4.44	to	21.54	239,522	0.05	0.30	to	2.70	27.45	to	24.48
12/31/2020	43,364	3.49	to	17.31	267,864	0.22	0.30	to	2.70	30.18	to	27.14
12/31/2019	44,170	2.68	to	13.61	208,350	0.37	0.30	to	2.70	31.18	to	28.12
12/31/2018	72,197	2.04	to	10.63	221,362	0.71	0.30	to	2.70	(6.66)	to	(8.85)
12/31/2017	79,806	2.19	to	11.66	258,065	0.91	0.30	to	2.70	21.51	to	20.67
Fidelity® VIP Contrafund® Service Class 2
12/31/2021	100,491,552	5.28	to	21.28	994,100,891	0.03	0.30	to	2.80	27.13	to	24.04
12/31/2020	114,571,364	4.15	to	17.16	855,273,689	0.08	0.30	to	2.80	29.84	to	26.69
12/31/2019	122,971,431	3.20	to	13.54	671,378,964	0.22	0.30	to	2.80	30.88	to	27.70
12/31/2018	130,170,833	2.44	to	10.61	494,770,479	0.43	0.30	to	2.80	(6.92)	to	(9.20)
12/31/2017	148,094,555	2.62	to	11.68	579,167,529	0.78	0.30	to	2.80	21.22	to	18.29
Fidelity® VIP Energy Service Class 2
12/31/2021	226,711	16.89	to	16.39	3,760,207	3.53	0.50	to	2.30	54.06	to	51.32
12/31/2020(1)	3,620	10.96	to	10.83	39,390	4.30	0.50	to	2.30	-	to	-
Fidelity® VIP Equity-Income Initial Class
12/31/2021	21,037	2.59	to	15.15	56,446	1.91	0.30	to	2.70	24.52	to	21.61
12/31/2020	21,847	2.08	to	12.45	47,297	1.84	0.30	to	2.70	6.38	to	3.89
12/31/2019	22,709	1.95	to	11.99	46,431	2.02	0.30	to	2.70	27.06	to	24.09
12/31/2018	23,527	1.54	to	9.66	38,033	2.27	0.30	to	2.70	(8.57)	to	(10.72)
12/31/2017	24,406	1.68	to	10.82	43,356	1.50	0.30	to	2.70	12.56	to	11.78

67

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity® VIP Equity-Income Service Class 2

12/31/2021	13,003,796	$3.25	to	$14.96	$ 38,235,541	1.55%	0.30%	to	2.80%	24.23%	to	21.21%
12/31/2020	16,133,605	2.62	to	12.34	38,656,184	1.61	0.30	to	2.80	6.12	to	3.54
12/31/2019	18,185,698	2.46	to	11.92	41,513,921	1.78	0.30	to	2.80	26.73	to	23.65
12/31/2018	20,712,987	1.95	to	9.64	37,740,091	1.98	0.30	to	2.80	(8.81)	to	(11.04)
12/31/2017	23,845,141	2.13	to	10.84	48,184,382	1.46	0.30	to	2.80	12.31	to	9.59
Fidelity® VIP Growth Initial Class
12/31/2021	6,995	5.85	to	27.56	34,948	-	0.30	to	2.70	22.85	to	19.98
12/31/2020	7,385	4.76	to	22.97	30,183	0.07	0.30	to	2.70	43.46	to	40.11
12/31/2019	7,797	3.32	to	16.40	22,321	0.26	0.30	to	2.70	33.91	to	30.78
12/31/2018	8,174	2.48	to	12.54	17,561	0.24	0.30	to	2.70	(0.47)	to	(2.81)
12/31/2017	8,594	2.49	to	12.90	18,642	0.23	0.30	to	2.70	34.73	to	33.80
Fidelity® VIP Growth Service Class 2
12/31/2021	10,219,740	6.49	to	27.27	46,107,542	-	0.30	to	2.80	22.54	to	19.56
12/31/2020	13,368,312	5.30	to	22.81	49,691,847	0.04	0.30	to	2.80	43.12	to	39.64
12/31/2019	14,824,936	3.70	to	16.33	39,103,539	0.06	0.30	to	2.80	33.58	to	30.33
12/31/2018	16,810,542	2.77	to	12.53	33,696,406	0.04	0.30	to	2.80	(0.73)	to	(3.16)
12/31/2017	19,553,603	2.79	to	12.94	40,016,140	0.08	0.30	to	2.80	34.41	to	31.16
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2021	597,638	36.98	to	34.27	3,820,317	-	1.25	to	2.80	10.29	to	8.63
12/31/2020	779,883	33.53	to	31.54	4,484,860	-	1.25	to	2.80	66.16	to	63.65
12/31/2019	862,593	20.18	to	19.27	3,004,319	-	1.25	to	2.80	38.76	to	36.67
12/31/2018	929,775	14.54	to	14.10	2,346,465	0.09	1.25	to	2.80	10.82	to	9.14
12/31/2017	1,207,203	13.12	to	12.92	2,711,713	0.11	1.25	to	2.80	32.53	to	30.53
Fidelity® VIP Health Care Service Class 2
12/31/2021	563,662	13.33	to	12.93	7,381,141	0.02	0.50	to	2.30	10.89	to	8.91
12/31/2020(1)	21,737	12.02	to	11.87	259,476	1.03	0.50	to	2.30	-	to	-
Fidelity® VIP Mid Cap Initial Class
12/31/2021	15,709	3.50	to	16.19	76,481	0.61	0.30	to	2.70	25.23	to	22.30
12/31/2020	17,141	2.79	to	13.24	64,353	0.66	0.30	to	2.70	17.84	to	15.08
12/31/2019	18,009	2.37	to	11.50	55,425	0.86	0.30	to	2.70	23.08	to	20.20
12/31/2018	38,781	1.93	to	9.57	82,670	0.64	0.30	to	2.70	(14.80)	to	(16.80)
12/31/2017	41,922	2.26	to	11.50	108,346	0.70	0.30	to	2.70	20.45	to	19.61
Fidelity® VIP Mid Cap Service Class 2
12/31/2021	51,504,031	4.28	to	16.07	429,576,602	0.34	0.30	to	2.80	24.93	to	21.89
12/31/2020	61,513,574	3.43	to	13.18	397,709,138	0.40	0.30	to	2.80	17.51	to	14.66
12/31/2019	68,400,272	2.91	to	11.50	354,595,211	0.69	0.30	to	2.80	22.80	to	19.82
12/31/2018	74,180,131	2.37	to	9.59	288,831,176	0.39	0.30	to	2.80	(15.03)	to	(17.11)
12/31/2017	84,005,052	2.79	to	11.57	374,376,908	0.49	0.30	to	2.80	20.18	to	17.26
Fidelity® VIP Technology Initial Class
12/31/2021	817,742	20.47	to	19.87	16,455,465	-	0.70	to	2.50	27.27	to	25.00
12/31/2020(1)	41,913	16.08	to	15.89	669,454	-	0.70	to	2.50	-	to	-
Fidelity® VIP Utilities Initial Class
12/31/2021	85,074	13.51	to	13.11	1,130,117	3.31	0.70	to	2.50	16.68	to	14.60
12/31/2020(1)	2,161	11.58	to	11.44	24,841	9.64	0.70	to	2.50	-	to	-
Fidelity® VIP Value Strategies Initial Class
12/31/2021	60,020	2.90	to	16.56	445,753	1.64	0.30	to	2.50	33.20	to	30.34
12/31/2020	65,512	2.17	to	12.70	239,991	1.14	0.30	to	2.50	7.93	to	5.62
12/31/2019	81,496	2.01	to	12.03	341,053	1.69	0.30	to	2.50	34.12	to	31.25
12/31/2018	80,999	1.50	to	9.16	255,289	0.89	0.30	to	2.50	(17.57)	to	(19.35)
12/31/2017	86,820	1.82	to	11.36	330,169	1.51	0.30	to	2.50	19.00	to	18.17

68

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity® VIP Value Strategies Service Class 2
12/31/2021	37,651,512	$3.77	to	$16.33	$ 243,543,351	1.24%	0.30%	to	2.80%	32.94%	to	29.71%
12/31/2020	38,869,644	2.83	to	12.59	176,210,717	1.07	0.30	to	2.80	7.70	to	5.08
12/31/2019	41,539,468	2.63	to	11.98	167,567,384	1.47	0.30	to	2.80	33.70	to	30.45
12/31/2018	42,681,877	1.97	to	9.19	116,996,447	0.71	0.30	to	2.80	(17.75)	to	(19.76)
12/31/2017	44,994,998	2.39	to	11.45	149,707,366	1.23	0.30	to	2.80	18.73	to	15.85
Franklin Allocation Class 4 Shares
12/31/2021	24,994,155	1.97	to	13.04	65,635,756	1.59	0.60	to	2.80	10.87	to	8.50
12/31/2020	29,058,217	1.78	to	12.02	69,574,482	1.35	0.60	to	2.80	11.08	to	8.71
12/31/2019	33,952,154	1.60	to	11.05	73,995,819	3.32	0.60	to	2.80	18.85	to	16.31
12/31/2018	40,474,209	1.35	to	9.50	75,009,599	2.88	0.60	to	2.80	(10.12)	to	(12.06)
12/31/2017	50,313,685	1.50	to	10.81	104,865,929	2.55	0.60	to	2.80	11.12	to	8.74
Franklin Income Class 2 Shares
12/31/2021	25,879,319	1.90	to	12.46	46,639,026	4.76	1.00	to	2.80	15.60	to	13.58
12/31/2020	31,003,681	1.64	to	10.97	48,526,068	5.89	1.00	to	2.80	(0.30)	to	(2.05)
12/31/2019	36,589,063	1.65	to	11.20	57,808,661	5.39	1.00	to	2.80	14.91	to	12.90
12/31/2018	43,367,555	1.43	to	9.92	59,934,934	4.80	1.00	to	2.80	(5.26)	to	(6.93)
12/31/2017	51,870,302	1.51	to	10.66	76,044,090	4.16	1.00	to	2.80	8.59	to	6.69
Franklin Mutual Shares Class 2 Shares
12/31/2021	6,532,283	1.74	to	11.80	10,894,622	2.81	1.00	to	2.80	17.99	to	15.92
12/31/2020	7,876,120	1.47	to	10.18	11,185,310	2.76	1.00	to	2.80	(5.98)	to	(7.63)
12/31/2019	9,029,439	1.57	to	11.02	13,710,436	1.79	1.00	to	2.80	21.36	to	19.23
12/31/2018	10,583,322	1.29	to	9.24	13,324,515	2.34	1.00	to	2.80	(9.97)	to	(11.56)
12/31/2017	12,176,476	1.43	to	10.45	17,081,386	2.20	1.00	to	2.80	7.28	to	5.40
Franklin Templeton Foreign Class 2 Shares
12/31/2021	14,680,216	1.09	to	9.95	15,047,838	1.88	1.00	to	2.80	3.13	to	1.32
12/31/2020	18,343,611	1.06	to	9.82	18,333,937	3.38	1.00	to	2.80	(2.14)	to	(3.85)
12/31/2019	21,486,432	1.08	to	10.21	22,067,192	1.74	1.00	to	2.80	11.42	to	9.46
12/31/2018	25,135,514	0.97	to	9.33	23,322,722	2.68	1.00	to	2.80	(16.28)	to	(17.76)
12/31/2017	29,509,124	1.16	to	11.34	32,841,409	2.59	1.00	to	2.80	15.54	to	13.52
Invesco V.I. American Franchise Series II Shares
12/31/2021	2,156,185	4.03	to	22.65	7,746,979	-	0.30	to	2.80	11.31	to	8.61
12/31/2020	2,645,645	3.62	to	20.85	8,633,998	-	0.30	to	2.80	41.57	to	38.13
12/31/2019	2,917,087	2.56	to	15.10	6,803,867	-	0.30	to	2.80	36.02	to	32.71
12/31/2018	3,405,149	1.88	to	11.38	5,914,066	-	0.30	to	2.80	(4.18)	to	(6.52)
12/31/2017	3,978,534	1.96	to	12.17	7,305,661	-	0.30	to	2.80	26.65	to	23.58
Janus Henderson - Enterprise Service Shares
12/31/2021	5,365,361	6.57	to	20.31	21,479,782	0.25	0.30	to	2.80	16.19	to	13.37
12/31/2020	6,635,024	5.66	to	17.91	23,462,735	0.05	0.30	to	2.80	18.83	to	15.94
12/31/2019	7,606,776	4.76	to	15.45	22,867,967	0.05	0.30	to	2.80	34.75	to	31.48
12/31/2018	8,614,115	3.53	to	11.75	19,757,244	0.13	0.30	to	2.80	(0.96)	to	(3.39)
12/31/2017	9,702,261	3.57	to	12.16	22,591,758	0.54	0.30	to	2.80	26.71	to	23.64
Janus Henderson - Global Research Service Shares
12/31/2021	11,113,961	3.34	to	18.43	23,620,614	0.35	0.30	to	2.80	17.44	to	14.59
12/31/2020	14,158,953	2.85	to	16.08	25,965,245	0.64	0.30	to	2.80	19.40	to	16.50
12/31/2019	16,122,487	2.38	to	13.80	25,159,601	0.85	0.30	to	2.80	28.33	to	25.21
12/31/2018	18,506,476	1.86	to	11.02	22,907,022	0.96	0.30	to	2.80	(7.36)	to	(9.63)
12/31/2017	21,574,448	2.01	to	12.20	29,147,018	0.68	0.30	to	2.80	26.30	to	23.24

69

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Janus Henderson - Mid Cap Value Service Shares
12/31/2021	888,292	$13.98	to	$12.96	$ 2,883,923	0.28%	1.25%	to	2.80%	17.95%	to	16.17%
12/31/2020	1,046,254	11.86	to	11.15	2,879,198	1.07	1.25	to	2.80	(2.43)	to	(3.90)
12/31/2019	1,112,449	12.15	to	11.61	3,137,143	1.47	1.25	to	2.80	28.44	to	26.51
12/31/2018	1,170,029	9.46	to	9.17	2,566,104	0.89	1.25	to	2.80	(14.89)	to	(16.18)
12/31/2017	1,239,487	11.12	to	10.95	3,228,213	0.64	1.25	to	2.80	12.23	to	10.55
MFS® New Discovery Service Class
12/31/2021	8,859,603	5.82	to	22.31	43,959,107	-	0.30	to	2.80	1.27	to	(1.20)
12/31/2020	10,997,397	5.75	to	22.58	54,351,642	-	0.30	to	2.80	45.15	to	41.62
12/31/2019	12,964,008	3.96	to	15.94	44,689,857	-	0.30	to	2.80	40.85	to	37.43
12/31/2018	15,150,161	2.81	to	11.60	37,622,941	-	0.30	to	2.80	(2.01)	to	(4.41)
12/31/2017	17,571,221	2.87	to	12.14	44,936,194	-	0.30	to	2.80	25.95	to	22.90
MFS® Total Return Service Class
12/31/2021	14,508,866	2.74	to	13.70	36,749,509	1.61	0.30	to	2.80	13.50	to	10.74
12/31/2020	17,604,415	2.42	to	12.37	39,804,937	2.06	0.30	to	2.80	9.19	to	6.53
12/31/2019	19,874,828	2.21	to	11.61	41,580,126	2.09	0.30	to	2.80	19.76	to	16.85
12/31/2018	22,981,760	1.85	to	9.94	40,564,664	1.95	0.30	to	2.80	(6.15)	to	(8.45)
12/31/2017	26,624,976	1.97	to	10.85	50,663,588	2.15	0.30	to	2.80	11.69	to	8.98
NVIT Emerging Markets Class D Shares
12/31/2021	1,346	14.42	to	12.93	19,211	0.98	0.30	to	2.50	(7.87)	to	(9.84)
12/31/2020	1,503	15.65	to	14.34	23,330	1.64	0.30	to	2.50	12.58	to	10.17
12/31/2019	1,524	13.90	to	13.02	21,048	2.16	0.30	to	2.50	22.21	to	19.59
12/31/2018	1,547	11.37	to	10.88	17,509	0.35	0.30	to	2.50	(17.96)	to	(19.73)
12/31/2017	1,568	13.86	to	13.56	21,682	0.91	0.30	to	2.50	40.67	to	39.98
State Street Total Return V.I.S. Class 3 Shares
12/31/2021	16,476,801	16.98	to	12.97	54,877,619	1.86	0.40	to	2.85	12.75	to	10.07
12/31/2020	18,412,322	15.06	to	11.79	50,152,621	1.67	0.40	to	2.85	5.71	to	3.20
12/31/2019	21,706,994	14.25	to	11.42	52,200,791	2.08	0.40	to	2.85	15.11	to	12.37
12/31/2018	24,994,175	12.38	to	10.16	48,611,551	1.84	0.40	to	2.85	(6.98)	to	(9.21)
12/31/2017	29,732,587	13.31	to	11.19	57,477,545	1.77	0.40	to	2.85	14.52	to	12.08
TA 60/40 Allocation Service Class
12/31/2021	7,268,881	14.66	to	13.49	52,314,019	0.89	0.20	to	2.50	13.06	to	10.53
12/31/2020	5,750,641	12.97	to	12.20	41,556,748	0.62	0.20	to	2.50	12.24	to	9.72
12/31/2019	3,823,378	11.55	to	11.12	25,139,161	0.17	0.20	to	2.50	19.89	to	17.20
12/31/2018(1)	1,506,181	9.64	to	9.49	7,559,801	-	0.20	to	2.50	-	to	-
TA Aegon High Yield Bond Initial Class
12/31/2021	22,080,227	2.68	to	11.71	57,983,166	5.25	0.30	to	2.80	6.03	to	3.45
12/31/2020	27,309,298	2.53	to	11.32	68,971,842	6.22	0.30	to	2.80	4.73	to	2.18
12/31/2019	29,667,346	2.41	to	11.08	72,383,047	6.26	0.30	to	2.80	13.87	to	11.10
12/31/2018	31,184,824	2.12	to	9.97	67,516,767	6.24	0.30	to	2.80	(2.64)	to	(5.03)
12/31/2017	36,693,553	2.18	to	10.50	82,935,784	5.86	0.30	to	2.80	7.12	to	4.52
TA Aegon High Yield Bond Service Class
12/31/2021	25,397,221	14.59	to	11.65	150,400,166	4.93	0.20	to	2.65	6.04	to	3.51
12/31/2020	28,101,036	13.76	to	11.26	150,070,593	5.99	0.20	to	2.65	4.47	to	1.98
12/31/2019	31,316,439	13.17	to	11.04	155,487,204	5.97	0.20	to	2.65	13.74	to	11.03
12/31/2018	35,239,960	11.58	to	9.94	137,411,428	5.95	0.20	to	2.65	(2.90)	to	(5.23)
12/31/2017	40,594,624	11.92	to	10.49	157,652,721	5.44	0.20	to	2.65	6.25	to	4.45
TA Aegon Sustainable Equity Income Initial Class
12/31/2021	81,614,682	2.66	to	12.49	249,624,211	2.13	0.30	to	2.80	22.06	to	19.09
12/31/2020	102,139,295	2.18	to	10.49	258,388,425	3.03	0.30	to	2.80	(7.63)	to	(9.88)
12/31/2019	116,924,848	2.36	to	11.63	323,795,182	2.47	0.30	to	2.80	23.54	to	20.53
12/31/2018	131,850,813	1.91	to	9.65	298,896,926	2.12	0.30	to	2.80	(11.77)	to	(13.93)
12/31/2017	153,385,459	2.17	to	11.21	400,085,233	2.31	0.30	to	2.80	16.08	to	13.27

70

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Aegon Sustainable Equity Income Service Class
12/31/2021	28,772,083	$19.79	to	$12.42	$ 148,018,510	1.87%	0.20%	to	2.65%	21.88%	to	18.97%
12/31/2020	33,902,293	16.24	to	10.44	139,055,653	2.78	0.20	to	2.65	(7.77)	to	(9.98)
12/31/2019	39,289,800	17.61	to	11.60	163,985,604	2.21	0.20	to	2.65	23.33	to	20.38
12/31/2018	44,974,511	14.28	to	9.63	139,189,014	1.89	0.20	to	2.65	(11.86)	to	(13.98)
12/31/2017	54,139,799	16.20	to	11.20	184,816,342	2.18	0.20	to	2.65	15.09	to	13.14
TA Aegon U.S. Government Securities Initial Class
12/31/2021	38,359,008	1.66	to	10.22	63,545,934	2.10	0.30	to	2.80	(2.68)	to	(5.05)
12/31/2020	45,759,323	1.71	to	10.76	80,808,215	1.70	0.30	to	2.80	8.65	to	6.01
12/31/2019	38,276,111	1.57	to	10.15	63,019,860	2.05	0.30	to	2.80	6.28	to	3.70
12/31/2018	39,822,530	1.48	to	9.79	62,214,715	2.99	0.30	to	2.80	(0.04)	to	(2.49)
12/31/2017	40,571,556	1.48	to	10.04	65,046,767	3.69	0.30	to	2.80	2.35	to	(0.13)
TA Aegon U.S. Government Securities Service Class
12/31/2021	61,071,608	11.30	to	10.10	193,536,432	1.59	0.20	to	2.80	(2.73)	to	(5.19)
12/31/2020	80,140,863	11.62	to	10.66	273,499,306	1.41	0.20	to	2.80	8.45	to	5.70
12/31/2019	70,935,391	10.72	to	10.08	191,285,315	1.62	0.20	to	2.80	6.14	to	3.45
12/31/2018	104,943,141	10.10	to	9.74	318,697,528	2.37	0.20	to	2.80	(0.19)	to	(2.73)
12/31/2017	90,224,835	10.11	to	10.02	198,887,348	2.79	0.20	to	2.80	2.05	to	(0.42)
TA American Funds Managed Risk—Balanced Service Class
12/31/2021	72,975,601	15.08	to	12.76	1,026,960,363	0.88	0.20	to	2.50	12.85	to	10.32
12/31/2020	77,819,858	13.37	to	11.57	981,034,010	1.21	0.20	to	2.50	4.08	to	1.75
12/31/2019	76,825,970	12.84	to	11.37	940,541,090	1.25	0.20	to	2.50	17.57	to	14.93
12/31/2018	68,832,442	10.92	to	9.89	724,315,458	0.87	0.20	to	2.50	(6.01)	to	(8.13)
12/31/2017	57,652,094	11.62	to	10.77	652,612,767	0.63	0.20	to	2.50	14.11	to	11.84
TA BlackRock Global Real Estate Securities Initial Class
12/31/2021	10,592,715	2.55	to	13.93	37,581,657	2.57	0.30	to	2.80	25.85	to	22.79
12/31/2020	12,874,971	2.03	to	11.34	36,532,221	12.31	0.30	to	2.80	(0.61)	to	(3.03)
12/31/2019	14,634,220	2.04	to	11.70	42,084,933	0.90	0.30	to	2.80	24.82	to	21.78
12/31/2018	15,318,064	1.64	to	9.60	35,691,673	8.46	0.30	to	2.80	(10.36)	to	(12.55)
12/31/2017	17,217,524	1.82	to	10.98	45,370,142	3.62	0.30	to	2.80	10.99	to	8.30
TA BlackRock Global Real Estate Securities Service Class
12/31/2021	18,935,860	15.58	to	13.87	96,045,926	2.14	0.20	to	2.65	25.60	to	22.60
12/31/2020	21,638,728	12.40	to	11.31	81,766,874	11.61	0.20	to	2.65	(0.71)	to	(3.08)
12/31/2019	24,184,329	12.49	to	11.67	86,036,786	0.60	0.20	to	2.65	24.64	to	21.66
12/31/2018	27,015,414	10.02	to	9.59	68,224,055	7.97	0.20	to	2.65	(10.51)	to	(12.65)
12/31/2017	32,087,719	11.20	to	10.98	87,690,297	3.23	0.20	to	2.65	10.02	to	8.16
TA BlackRock Government Money Market Initial Class
12/31/2021	98,643,567	1.13	to	9.06	101,398,175	0.00	0.30	to	2.80	(0.29)	to	(2.72)
12/31/2020	119,708,543	1.13	to	9.32	125,991,289	0.23	0.30	to	2.80	(0.01)	to	(2.44)
12/31/2019	82,743,032	1.13	to	9.55	88,719,890	1.96	0.30	to	2.80	1.67	to	(0.81)
12/31/2018	87,727,125	1.12	to	9.63	92,736,566	1.79	0.30	to	2.80	1.50	to	(0.98)
12/31/2017	81,612,286	1.10	to	9.72	89,165,490	0.01	0.30	to	2.80	(0.30)	to	(2.71)
TA BlackRock Government Money Market Service Class
12/31/2021	172,118,709	10.02	to	9.02	503,096,558	0.00	0.20	to	2.65	(0.20)	to	(2.58)
12/31/2020	208,397,849	10.03	to	9.25	613,742,199	0.17	0.20	to	2.65	0.05	to	(2.34)
12/31/2019	155,242,739	10.03	to	9.48	348,881,228	1.70	0.20	to	2.65	1.51	to	(0.91)
12/31/2018	169,823,809	9.88	to	9.56	339,881,056	0.85	0.20	to	2.65	0.64	to	(1.78)
12/31/2017	167,094,546	9.82	to	9.74	296,558,369	0.01	0.20	to	2.65	(0.44)	to	(2.57)

71

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2021	91,220,744	$14.14	to	$11.93	$ 295,146,037	1.07%	0.20%	to	2.65%	5.53%	to	3.01%
12/31/2020	103,190,427	13.40	to	11.58	316,114,002	1.95	0.20	to	2.65	6.44	to	3.90
12/31/2019	121,522,304	12.59	to	11.15	339,344,934	1.97	0.20	to	2.65	11.01	to	8.36
12/31/2018	141,754,097	11.34	to	10.29	347,965,665	1.59	0.20	to	2.65	(3.08)	to	(5.41)
12/31/2017	167,288,266	11.70	to	10.88	413,363,455	1.72	0.20	to	2.65	11.20	to	8.82
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2021	258,985,643	14.29	to	12.05	1,170,053,110	0.87	0.20	to	2.65	8.11	to	5.53
12/31/2020	295,442,216	13.22	to	11.41	1,234,609,288	1.88	0.20	to	2.65	3.04	to	0.58
12/31/2019	333,714,080	12.83	to	11.35	1,331,045,066	1.81	0.20	to	2.65	10.91	to	8.26
12/31/2018	382,230,157	11.56	to	10.48	1,333,011,023	1.44	0.20	to	2.65	(4.36)	to	(6.66)
12/31/2017	433,032,803	12.09	to	11.23	1,515,657,257	1.55	0.20	to	2.65	14.93	to	12.47
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2021	124,534,990	13.83	to	11.60	415,067,378	0.53	0.20	to	2.65	7.41	to	4.84
12/31/2020	143,686,052	12.88	to	11.06	443,165,826	1.81	0.20	to	2.65	(2.27)	to	(4.61)
12/31/2019	167,991,889	13.18	to	11.59	522,009,134	1.66	0.20	to	2.65	11.13	to	8.48
12/31/2018	195,359,095	11.86	to	10.69	540,380,113	1.31	0.20	to	2.65	(6.14)	to	(8.39)
12/31/2017	225,073,336	12.63	to	11.67	650,551,880	1.28	0.20	to	2.65	19.77	to	17.21
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2021	152,615,380	14.38	to	1.20	935,484,103	0.56	0.20	to	2.50	8.95	to	6.47
12/31/2020	171,546,896	13.20	to	1.13	964,405,620	1.66	0.20	to	2.50	(0.75)	to	(3.00)
12/31/2019	188,777,088	13.30	to	1.17	1,048,148,666	1.59	0.20	to	2.50	15.83	to	13.20
12/31/2018	211,305,384	11.48	to	1.03	987,628,491	1.40	0.20	to	2.50	(3.51)	to	(5.72)
12/31/2017	240,726,764	11.90	to	1.09	1,134,168,274	1.13	0.20	to	2.50	9.97	to	7.78
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2021	68,867,990	15.45	to	1.38	405,229,493	0.28	0.20	to	2.50	14.18	to	11.58
12/31/2020	78,541,890	13.53	to	1.23	401,118,370	1.60	0.20	to	2.50	(2.36)	to	(4.58)
12/31/2019	87,000,387	13.86	to	1.29	447,785,619	1.37	0.20	to	2.50	16.59	to	13.94
12/31/2018	99,265,335	11.89	to	1.13	430,016,813	1.22	0.20	to	2.50	(4.92)	to	(7.10)
12/31/2017	111,240,123	12.50	to	1.22	502,210,785	0.98	0.20	to	2.50	12.70	to	10.45
TA BlackRock iShares Edge 100 Service Class
12/31/2021	3,811,159	19.75	to	15.88	71,242,476	0.94	0.20	to	2.50	18.12	to	15.47
12/31/2020	3,753,435	16.72	to	13.75	59,978,989	1.67	0.20	to	2.50	9.66	to	7.20
12/31/2019	3,371,713	15.24	to	12.83	49,637,017	1.54	0.20	to	2.50	24.33	to	21.54
12/31/2018	2,916,657	12.26	to	10.56	34,919,921	1.17	0.20	to	2.50	(5.52)	to	(7.65)
12/31/2017	3,121,438	12.98	to	11.43	39,921,039	0.54	0.20	to	2.50	22.68	to	20.23
TA BlackRock iShares Edge 40 Initial Class
12/31/2021	9,030,676	2.05	to	12.31	18,704,737	1.78	0.30	to	2.80	5.77	to	3.20
12/31/2020	10,377,146	1.94	to	11.93	20,577,421	2.47	0.30	to	2.80	9.32	to	6.66
12/31/2019	9,936,931	1.77	to	11.18	17,996,551	2.24	0.30	to	2.80	14.96	to	12.17
12/31/2018	10,486,812	1.54	to	9.97	16,837,445	1.90	0.30	to	2.80	(4.43)	to	(6.76)
12/31/2017	11,583,518	1.61	to	10.69	19,894,941	1.73	0.30	to	2.80	9.42	to	6.76
TA BlackRock iShares Edge 40 Service Class
12/31/2021	90,734,264	14.89	to	12.26	278,799,836	1.52	0.20	to	2.65	5.56	to	3.04
12/31/2020	102,613,543	14.11	to	11.89	294,458,872	2.21	0.20	to	2.65	9.23	to	6.63
12/31/2019	115,789,426	12.91	to	11.15	292,492,929	1.96	0.20	to	2.65	14.87	to	12.13
12/31/2018	132,547,925	11.24	to	9.95	277,272,924	1.65	0.20	to	2.65	(4.62)	to	(6.91)
12/31/2017	153,773,203	11.79	to	10.69	324,322,394	1.49	0.20	to	2.65	9.19	to	6.70

72

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA BlackRock iShares Edge 50 Service Class
12/31/2021	34,207,740	$15.27	to	$12.99	$ 495,078,284	1.13%	0.20%	to	2.50%	7.53%	to	5.11%
12/31/2020	33,008,160	14.20	to	12.36	448,423,739	1.27	0.20	to	2.50	9.50	to	7.05
12/31/2019	24,058,879	12.97	to	11.54	301,321,199	0.94	0.20	to	2.50	15.80	to	13.21
12/31/2018	12,508,832	11.20	to	10.20	136,530,066	0.96	0.20	to	2.50	(2.82)	to	(5.01)
12/31/2017	5,580,252	11.52	to	10.74	63,218,179	0.74	0.20	to	2.50	12.34	to	10.10
TA BlackRock iShares Edge 75 Service Class
12/31/2021	11,154,353	17.32	to	14.43	182,158,515	1.06	0.20	to	2.50	12.71	to	10.18
12/31/2020	11,324,666	15.36	to	13.10	165,771,162	1.38	0.20	to	2.50	10.04	to	7.57
12/31/2019	8,767,414	13.96	to	12.18	117,927,147	0.97	0.20	to	2.50	20.04	to	17.34
12/31/2018	5,307,037	11.63	to	10.38	60,147,061	0.91	0.20	to	2.50	(4.10)	to	(6.27)
12/31/2017	2,206,073	12.13	to	11.07	26,367,946	0.46	0.20	to	2.50	17.44	to	15.10
TA BlackRock Tactical Allocation Service Class
12/31/2021	270,119,713	17.41	to	13.25	1,153,148,970	2.45	0.20	to	2.80	7.42	to	4.70
12/31/2020	312,039,360	16.21	to	12.65	1,242,098,550	1.73	0.20	to	2.80	12.96	to	10.11
12/31/2019	361,724,078	14.35	to	11.49	1,256,854,629	2.17	0.20	to	2.80	16.82	to	13.86
12/31/2018	420,090,936	12.28	to	10.09	1,233,781,924	0.97	0.20	to	2.80	(4.61)	to	(7.03)
12/31/2017	488,544,310	12.88	to	10.86	1,483,799,252	1.46	0.20	to	2.80	11.18	to	8.65
TA Goldman Sachs 70/30 Service Class
12/31/2021	129,421	14.30	to	13.88	1,822,679	1.07	0.20	to	2.00	12.86	to	10.85
12/31/2020(1)	1,613	12.67	to	12.52	20,311	-	0.20	to	2.00	-	to	-
TA International Focus Initial Class
12/31/2021	34,020,753	2.83	to	15.67	78,746,427	1.24	0.30	to	2.80	10.49	to	7.80
12/31/2020	41,664,394	2.57	to	14.54	87,876,379	2.26	0.30	to	2.80	20.54	to	17.60
12/31/2019	46,784,649	2.13	to	12.36	82,908,303	1.64	0.30	to	2.80	27.30	to	24.20
12/31/2018	49,721,997	1.67	to	9.95	70,582,731	1.25	0.30	to	2.80	(17.95)	to	(19.96)
12/31/2017	49,776,559	2.04	to	12.43	86,501,729	1.33	0.30	to	2.80	26.87	to	23.79
TA International Focus Service Class
12/31/2021	16,691,452	17.91	to	15.59	123,852,336	1.04	0.20	to	2.65	10.41	to	7.77
12/31/2020	17,982,050	16.22	to	14.46	115,207,635	2.09	0.20	to	2.65	20.34	to	17.47
12/31/2019	19,878,211	13.48	to	12.31	101,695,343	1.37	0.20	to	2.65	27.15	to	24.11
12/31/2018	22,805,284	10.60	to	9.92	84,441,642	0.95	0.20	to	2.65	(18.11)	to	(20.08)
12/31/2017	29,599,165	12.95	to	12.41	116,136,840	1.17	0.20	to	2.65	25.85	to	23.72
TA Janus Balanced Service Class
12/31/2021	153,039,404	22.73	to	16.33	1,132,349,414	1.12	0.20	to	2.65	15.21	to	12.46
12/31/2020	171,067,789	19.73	to	14.52	1,085,023,467	1.51	0.20	to	2.65	14.08	to	11.36
12/31/2019	184,402,723	17.29	to	13.04	998,779,258	1.37	0.20	to	2.65	21.53	to	18.63
12/31/2018	194,748,292	14.23	to	10.99	840,916,560	1.48	0.20	to	2.65	(0.27)	to	(2.66)
12/31/2017	194,033,939	14.27	to	11.29	836,976,066	1.32	0.20	to	2.65	16.21	to	13.73
TA Janus Mid-Cap Growth Initial Class
12/31/2021	26,868,733	4.89	to	20.89	82,603,363	0.27	0.30	to	2.80	16.95	to	14.10
12/31/2020	34,258,222	4.18	to	18.31	90,938,573	0.23	0.30	to	2.80	18.85	to	15.96
12/31/2019	38,655,012	3.52	to	15.79	87,346,650	0.07	0.30	to	2.80	36.30	to	32.99
12/31/2018	40,505,558	2.58	to	11.87	67,902,458	0.06	0.30	to	2.80	(1.51)	to	(3.92)
12/31/2017	43,015,893	2.62	to	12.36	73,761,288	0.10	0.30	to	2.80	28.62	to	25.51
TA Janus Mid-Cap Growth Service Class
12/31/2021	17,742,369	26.44	to	20.78	217,859,738	0.10	0.20	to	2.65	16.76	to	13.97
12/31/2020	19,613,738	22.65	to	18.23	195,280,987	0.04	0.20	to	2.65	18.69	to	15.86
12/31/2019	20,310,940	19.08	to	15.74	146,913,356	-	0.20	to	2.65	36.06	to	32.81
12/31/2018	20,363,814	14.02	to	11.85	86,366,801	-	0.20	to	2.65	(1.65)	to	(4.02)
12/31/2017	21,217,980	14.26	to	12.35	83,552,225	-	0.20	to	2.65	27.59	to	25.42

73

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2021	68,625,564	$2.24	to	$12.69	$ 148,147,123	2.49%	0.30%	to	2.80%	5.58%	to	3.02%
12/31/2020	80,924,720	2.12	to	12.32	167,552,183	2.52	0.30	to	2.80	11.14	to	8.44
12/31/2019	83,056,161	1.91	to	11.36	156,640,797	2.64	0.30	to	2.80	13.56	to	10.80
12/31/2018	87,232,931	1.68	to	10.25	146,643,478	1.84	0.30	to	2.80	(4.27)	to	(6.61)
12/31/2017	95,917,441	1.75	to	10.98	171,462,292	2.09	0.30	to	2.80	12.47	to	9.75
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2021	261,747,697	15.41	to	12.62	927,848,971	2.18	0.20	to	2.65	5.42	to	2.90
12/31/2020	297,142,588	14.62	to	12.26	986,050,891	2.27	0.20	to	2.65	11.02	to	8.38
12/31/2019	338,740,194	13.17	to	11.31	995,998,146	2.23	0.20	to	2.65	13.32	to	10.62
12/31/2018	372,496,615	11.62	to	10.23	910,676,358	1.58	0.20	to	2.65	(4.47)	to	(6.77)
12/31/2017	432,130,521	12.16	to	10.97	1,060,315,451	1.88	0.20	to	2.65	12.06	to	9.67
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2021	84,810,742	3.39	to	18.21	291,759,374	1.69	0.30	to	2.80	19.28	to	16.38
12/31/2020	108,290,844	2.84	to	15.64	315,946,230	1.71	0.30	to	2.80	24.37	to	21.34
12/31/2019	116,876,305	2.28	to	12.89	276,399,883	1.73	0.30	to	2.80	25.67	to	22.62
12/31/2018	125,967,602	1.82	to	10.51	239,894,471	1.83	0.30	to	2.80	(10.66)	to	(12.85)
12/31/2017	138,715,582	2.03	to	12.06	298,478,723	1.44	0.30	to	2.80	24.26	to	21.25
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2021	43,761,584	24.95	to	18.11	277,338,674	1.48	0.20	to	2.65	19.11	to	16.27
12/31/2020	49,937,665	20.95	to	15.58	256,180,984	1.49	0.20	to	2.65	24.11	to	21.15
12/31/2019	56,218,037	16.88	to	12.86	223,490,179	1.49	0.20	to	2.65	25.61	to	22.61
12/31/2018	62,042,687	13.44	to	10.49	179,178,132	1.64	0.20	to	2.65	(10.88)	to	(13.02)
12/31/2017	71,714,802	15.08	to	12.06	221,484,340	1.24	0.20	to	2.65	23.82	to	21.17
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2021	136,563,569	2.55	to	13.74	338,721,084	1.91	0.30	to	2.80	8.85	to	6.21
12/31/2020	167,334,087	2.34	to	12.94	386,197,515	2.19	0.30	to	2.80	12.27	to	9.54
12/31/2019	179,888,900	2.09	to	11.81	374,973,973	2.17	0.30	to	2.80	16.07	to	13.25
12/31/2018	197,798,951	1.80	to	10.43	359,948,040	1.74	0.30	to	2.80	(5.41)	to	(7.73)
12/31/2017	214,216,713	1.90	to	11.30	416,447,113	1.86	0.30	to	2.80	16.12	to	13.30
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2021	1,144,562,296	17.27	to	13.67	6,100,877,248	1.70	0.20	to	2.65	8.71	to	6.12
12/31/2020	1,281,493,795	15.89	to	12.88	6,149,536,745	2.01	0.20	to	2.65	12.05	to	9.38
12/31/2019	1,411,687,562	14.18	to	11.78	5,681,558,353	1.94	0.20	to	2.65	15.95	to	13.18
12/31/2018	1,547,786,893	12.23	to	10.40	4,918,563,752	1.56	0.20	to	2.65	(5.54)	to	(7.81)
12/31/2017	1,721,740,775	12.95	to	11.29	5,252,747,161	1.65	0.20	to	2.65	15.60	to	13.13
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2021	171,255,655	2.85	to	15.19	487,440,782	2.18	0.30	to	2.80	13.61	to	10.84
12/31/2020	207,605,776	2.51	to	13.71	526,342,752	2.04	0.30	to	2.80	14.72	to	11.93
12/31/2019	221,095,017	2.19	to	12.25	494,980,786	2.18	0.30	to	2.80	19.65	to	16.74
12/31/2018	237,682,384	1.83	to	10.49	449,982,016	1.86	0.30	to	2.80	(7.35)	to	(9.62)
12/31/2017	253,563,185	1.98	to	11.60	524,868,709	1.71	0.30	to	2.80	19.42	to	16.52
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2021	822,991,778	19.96	to	15.11	3,313,249,689	1.94	0.20	to	2.65	13.48	to	10.77
12/31/2020	946,199,278	17.59	to	13.64	3,336,796,672	1.81	0.20	to	2.65	14.44	to	11.70
12/31/2019	1,072,176,193	15.37	to	12.21	3,277,444,014	1.93	0.20	to	2.65	19.55	to	16.70
12/31/2018	1,233,418,891	12.86	to	10.47	3,113,335,571	1.65	0.20	to	2.65	(7.51)	to	(9.73)
12/31/2017	1,392,455,162	13.90	to	11.59	3,718,610,494	1.52	0.20	to	2.65	18.96	to	16.42

74

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA JPMorgan Core Bond Service Class
12/31/2021	59,035,305	$12.03	to	$10.43	$ 305,664,647	2.37%	0.20%	to	2.65%	(1.46	) %	to	(3.82	) %
12/31/2020	65,914,063	12.21	to	10.84	320,495,238	3.39	0.20	to	2.65	6.95		to	4.40
12/31/2019	63,811,767	11.41	to	10.39	267,800,611	2.33	0.20	to	2.65	8.04		to	5.46
12/31/2018	65,985,037	10.56	to	9.85	232,204,364	2.91	0.20	to	2.65	(0.29)		to	(2.68)
12/31/2017	72,762,576	10.60	to	10.12	234,929,539	2.56	0.20	to	2.65	2.96		to	0.76
TA JPMorgan Enhanced Index Initial Class
12/31/2021	30,932,676	5.00	to	20.07	152,720,740	0.78	0.30	to	2.80	29.73		to	26.58
12/31/2020	37,329,408	3.86	to	15.85	143,094,946	1.44	0.30	to	2.80	19.81		to	16.89
12/31/2019	41,798,145	3.22	to	13.56	135,407,620	1.19	0.30	to	2.80	30.64		to	27.47
12/31/2018	44,289,570	2.46	to	10.64	111,021,328	1.10	0.30	to	2.80	(6.29)		to	(8.59)
12/31/2017	46,939,835	2.63	to	11.64	127,335,985	0.56	0.30	to	2.80	20.79		to	17.86
TA JPMorgan Enhanced Index Service Class
12/31/2021	7,586,839	33.01	to	19.95	120,395,636	0.59	0.20	to	2.65	29.53		to	26.44
12/31/2020	8,456,169	25.48	to	15.78	98,536,608	1.30	0.20	to	2.65	19.62		to	16.77
12/31/2019	9,090,987	21.30	to	13.51	79,574,306	0.97	0.20	to	2.65	30.43		to	27.31
12/31/2018	10,181,659	16.33	to	10.61	57,236,560	0.87	0.20	to	2.65	(6.43)		to	(8.68)
12/31/2017	12,493,704	17.46	to	11.62	67,683,559	0.41	0.20	to	2.65	19.74		to	17.71
TA JPMorgan International Moderate Growth Initial Class
12/31/2021	68,180	1.84	to	13.92	122,510	1.52	0.30	to	2.50	8.92		to	6.59
12/31/2020	69,069	1.69	to	13.06	114,111	2.77	0.30	to	2.50	14.55		to	12.10
12/31/2019	69,370	1.47	to	11.65	100,195	2.36	0.30	to	2.50	17.42		to	14.90
12/31/2018	68,581	1.26	to	10.14	84,487	2.40	0.30	to	2.50	(11.85)		to	(13.75)
12/31/2017	68,027	1.42	to	11.76	95,215	1.82	0.30	to	2.50	21.42		to	21.24
TA JPMorgan International Moderate Growth Service Class
12/31/2021	197,465,613	16.05	to	13.72	526,796,115	1.29	0.20	to	2.80	8.79		to	6.04
12/31/2020	229,071,491	14.76	to	12.94	556,823,864	2.48	0.20	to	2.80	14.31		to	11.42
12/31/2019	263,802,109	12.91	to	11.61	556,497,257	2.03	0.20	to	2.80	17.37		to	14.41
12/31/2018	300,953,145	11.00	to	10.15	537,377,054	2.15	0.20	to	2.80	(12.09)		to	(14.32)
12/31/2017	334,110,132	12.51	to	11.85	660,356,626	1.62	0.20	to	2.80	20.93		to	18.17
TA JPMorgan Mid Cap Value Service Class
12/31/2021	32,677,232	23.82	to	14.02	275,957,681	0.61	0.20	to	2.80	28.59		to	25.34
12/31/2020	36,764,402	18.53	to	11.19	231,007,191	1.04	0.20	to	2.80	0.83		to	(1.72)
12/31/2019	41,359,300	18.37	to	11.38	237,476,565	1.17	0.20	to	2.80	25.74		to	22.56
12/31/2018	44,054,769	14.61	to	9.29	186,121,537	0.64	0.20	to	2.80	(12.27)		to	(14.50)
12/31/2017	49,949,595	16.66	to	10.86	234,010,120	0.60	0.20	to	2.80	12.68		to	10.11
TA JPMorgan Tactical Allocation Service Class
12/31/2021	213,240,216	15.08	to	12.10	1,248,715,111	1.51	0.20	to	2.65	4.42		to	1.93
12/31/2020	235,740,816	14.45	to	11.87	1,300,566,780	2.07	0.20	to	2.65	11.88		to	9.21
12/31/2019	260,751,494	12.91	to	10.87	1,220,599,661	2.08	0.20	to	2.65	11.69		to	9.02
12/31/2018	290,764,551	11.56	to	9.97	1,151,582,075	1.88	0.20	to	2.65	(3.38)		to	(5.70)
12/31/2017	336,938,291	11.96	to	10.57	1,290,836,386	1.59	0.20	to	2.65	8.02		to	5.71
TA Madison Diversified Income Service Class
12/31/2021	35,589,407	16.07	to	12.65	169,105,407	1.50	0.20	to	2.50	7.65		to	5.24
12/31/2020	43,896,416	14.93	to	12.02	203,382,380	1.60	0.20	to	2.50	7.74		to	5.32
12/31/2019	51,519,543	13.86	to	11.41	179,387,536	1.53	0.20	to	2.50	14.71		to	12.14
12/31/2018	50,863,663	12.08	to	10.18	135,787,858	1.47	0.20	to	2.50	(0.95)		to	(3.19)
12/31/2017	53,981,023	12.19	to	10.51	130,445,023	1.60	0.20	to	2.50	8.28		to	6.86

75

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Managed Risk - Balanced ETF Service Class
12/31/2021	911,778,849	$15.67	to	$12.41	$ 5,086,400,083	1.13%	0.20%	to	2.80%	9.14%	to	6.38%
12/31/2020	1,041,702,384	14.35	to	11.66	5,277,027,156	2.08	0.20	to	2.80	3.98	to	1.35
12/31/2019	1,162,728,895	13.81	to	11.51	5,570,038,106	1.96	0.20	to	2.80	15.42	to	12.50
12/31/2018	1,309,690,461	11.96	to	10.23	5,298,234,531	1.68	0.20	to	2.80	(4.74)	to	(7.16)
12/31/2017	1,473,800,978	12.56	to	11.02	6,047,882,818	1.68	0.20	to	2.80	13.10	to	10.36
TA Managed Risk - Conservative ETF Service Class
12/31/2021	163,346,521	14.17	to	11.29	576,424,580	1.56	0.20	to	2.80	2.55	to	(0.04)
12/31/2020	187,422,476	13.81	to	11.29	632,851,059	2.21	0.20	to	2.80	4.70	to	2.05
12/31/2019	210,974,386	13.19	to	11.06	666,135,464	2.04	0.20	to	2.80	11.97	to	9.14
12/31/2018	245,869,418	11.78	to	10.14	671,687,849	1.79	0.20	to	2.80	(3.79)	to	(6.24)
12/31/2017	280,713,603	12.25	to	10.81	771,558,640	1.82	0.20	to	2.80	10.54	to	8.02
TA Managed Risk - Growth ETF Service Class
12/31/2021	554,160,883	17.67	to	13.53	2,218,534,421	0.88	0.20	to	2.80	13.82	to	10.94
12/31/2020	645,059,731	15.52	to	12.20	2,266,031,114	2.06	0.20	to	2.80	4.01	to	1.38
12/31/2019	735,600,165	14.92	to	12.03	2,476,677,187	1.74	0.20	to	2.80	19.17	to	16.16
12/31/2018	857,934,001	12.52	to	10.36	2,384,647,311	1.59	0.20	to	2.80	(7.34)	to	(9.70)
12/31/2017	1,000,647,147	13.52	to	11.47	2,942,924,332	1.61	0.20	to	2.80	18.12	to	15.25
TA Market Participation Strategy Service Class
12/31/2021	61,507,455	20.50	to	15.41	426,246,408	0.49	0.20	to	2.50	14.22	to	11.66
12/31/2020	68,928,666	17.95	to	13.80	431,503,440	1.00	0.20	to	2.50	20.09	to	17.39
12/31/2019	75,395,519	14.95	to	11.76	393,660,137	0.90	0.20	to	2.50	18.34	to	15.69
12/31/2018	87,219,115	12.63	to	10.16	382,090,653	0.36	0.20	to	2.50	(2.92)	to	(5.12)
12/31/2017	93,693,820	13.01	to	10.71	434,408,630	0.31	0.20	to	2.50	10.30	to	8.10
TA Morgan Stanley Capital Growth Initial Class
12/31/2021	65,651,720	9.20	to	35.15	537,698,346	-	0.30	to	2.80	(0.83)	to	(3.24)
12/31/2020	85,162,718	9.28	to	36.33	711,094,364	-	0.30	to	2.80	117.22	to	111.95
12/31/2019	95,615,249	4.27	to	17.14	372,441,653	-	0.30	to	2.80	23.37	to	20.37
12/31/2018	42,679,256	3.46	to	14.24	134,713,516	-	0.30	to	2.80	6.36	to	3.76
12/31/2017	42,128,648	3.26	to	13.73	126,618,578	-	0.30	to	2.80	43.17	to	39.70
TA Morgan Stanley Capital Growth Service Class
12/31/2021	27,708,124	61.46	to	34.96	834,633,412	-	0.20	to	2.65	(1.02)	to	(3.39)
12/31/2020	30,658,070	62.09	to	36.19	868,139,473	-	0.20	to	2.65	116.86	to	111.69
12/31/2019	31,609,616	28.63	to	17.10	362,045,816	-	0.20	to	2.65	23.22	to	20.28
12/31/2018	14,619,393	23.24	to	14.21	108,734,790	-	0.20	to	2.65	6.22	to	3.67
12/31/2017	14,528,067	21.88	to	13.71	91,705,626	-	0.20	to	2.65	41.99	to	39.58
TA Morgan Stanley Global Allocation Service Class
12/31/2021	308,465,105	17.48	to	13.83	1,114,949,967	0.48	0.20	to	2.65	7.96	to	5.39
12/31/2020	356,384,317	16.20	to	13.12	1,183,113,160	0.93	0.20	to	2.65	18.10	to	15.28
12/31/2019	409,496,790	13.71	to	11.38	1,137,383,093	0.94	0.20	to	2.65	17.61	to	14.81
12/31/2018	474,880,900	11.66	to	9.91	1,101,022,848	1.11	0.20	to	2.65	(7.81)	to	(10.02)
12/31/2017	559,095,448	12.65	to	11.02	1,370,732,763	1.08	0.20	to	2.65	12.99	to	10.57
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class
12/31/2021	23,764,763	12.82	to	11.64	283,342,932	5.17	0.20	to	2.50	6.96	to	4.57
12/31/2020	25,059,564	11.99	to	11.13	282,434,050	1.28	0.20	to	2.50	6.28	to	3.89
12/31/2019	25,329,115	11.28	to	10.72	271,457,068	2.99	0.20	to	2.50	14.48	to	11.91
12/31/2018	22,915,904	9.85	to	9.58	216,773,827	1.20	0.20	to	2.50	(7.95)	to	(10.03)
12/31/2017	19,095,805	10.70	to	10.64	198,315,259	0.68	0.20	to	2.50	12.00	to	9.77

76

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA MSCI EAFE Index Service Class
12/31/2021	4,875,589	$13.63	to	$12.26	$ 63,434,579	1.48%	0.35%	to	2.65%	10.56%	to	8.09%
12/31/2020	4,491,101	12.33	to	11.34	53,386,659	1.68	0.35	to	2.65	7.44	to	5.03
12/31/2019	3,400,933	11.47	to	10.80	38,023,654	1.30	0.35	to	2.65	20.68	to	17.97
12/31/2018	1,738,557	9.51	to	9.15	16,267,170	0.43	0.35	to	2.65	(14.53)	to	(16.46)
12/31/2017(1)	628,764	11.12	to	10.96	6,948,109	-	0.35	to	2.65	-	to	-
TA Multi-Managed Balanced Initial Class
12/31/2021	27,725,298	3.87	to	15.74	103,782,711	1.15	0.30	to	2.80	16.69	to	13.85
12/31/2020	33,936,657	3.32	to	13.82	110,614,671	1.61	0.30	to	2.80	15.55	to	12.74
12/31/2019	34,030,880	2.87	to	12.26	97,122,745	1.66	0.30	to	2.80	21.40	to	18.45
12/31/2018	35,336,427	2.36	to	10.35	84,092,450	1.44	0.30	to	2.80	(3.95)	to	(6.30)
12/31/2017	36,409,215	2.46	to	11.05	91,688,505	0.86	0.30	to	2.80	13.80	to	11.04
TA Multi-Managed Balanced Service Class
12/31/2021	157,878,316	22.77	to	15.66	1,423,573,591	0.95	0.20	to	2.65	16.56	to	13.78
12/31/2020	174,556,480	19.54	to	13.76	1,344,853,751	1.37	0.20	to	2.65	15.37	to	12.62
12/31/2019	193,463,242	16.94	to	12.22	1,261,699,037	1.43	0.20	to	2.65	21.25	to	18.36
12/31/2018	213,053,682	13.97	to	10.33	1,113,804,034	1.21	0.20	to	2.65	(4.10)	to	(6.40)
12/31/2017	245,736,768	14.56	to	11.03	1,284,175,277	0.79	0.20	to	2.65	13.48	to	10.89
TA PIMCO Tactical - Balanced Service Class
12/31/2021	105,269,645	16.43	to	12.68	489,372,576	-	0.20	to	2.65	6.18	to	3.64
12/31/2020	121,270,158	15.47	to	12.24	534,011,851	3.24	0.20	to	2.65	8.64	to	6.05
12/31/2019	133,079,664	14.24	to	11.54	545,140,658	0.16	0.20	to	2.65	19.44	to	16.59
12/31/2018	152,110,362	11.92	to	9.90	514,523,316	3.19	0.20	to	2.65	(7.12)	to	(9.35)
12/31/2017	172,652,804	12.84	to	10.92	628,788,296	0.30	0.20	to	2.65	11.54	to	9.15
TA PIMCO Tactical - Conservative Service Class
12/31/2021	47,693,615	15.75	to	12.37	238,609,962	1.01	0.20	to	2.65	4.00	to	1.52
12/31/2020	58,483,928	15.15	to	12.19	279,544,029	1.41	0.20	to	2.65	9.67	to	7.06
12/31/2019	63,063,445	13.81	to	11.38	257,753,596	0.10	0.20	to	2.65	17.33	to	14.53
12/31/2018	69,943,022	11.77	to	9.94	237,796,879	3.31	0.20	to	2.65	(5.34)	to	(7.61)
12/31/2017	79,062,157	12.44	to	10.76	282,866,000	1.29	0.20	to	2.65	9.90	to	7.55
TA PIMCO Tactical - Growth Service Class
12/31/2021	52,380,478	17.56	to	13.42	316,811,089	-	0.20	to	2.65	8.99	to	6.39
12/31/2020	59,622,417	16.11	to	12.62	340,652,909	3.91	0.20	to	2.65	8.87	to	6.28
12/31/2019	67,856,653	14.80	to	11.87	344,227,526	-	0.20	to	2.65	21.31	to	18.42
12/31/2018	77,403,230	12.20	to	10.03	311,059,978	3.06	0.20	to	2.65	(7.87)	to	(10.08)
12/31/2017	89,424,879	13.24	to	11.15	373,518,260	0.40	0.20	to	2.65	14.31	to	11.87
TA PIMCO Total Return Initial Class
12/31/2021	83,873,456	1.89	to	10.59	143,870,348	1.54	0.30	to	2.80	(1.17)	to	(3.57)
12/31/2020	92,744,164	1.92	to	10.98	163,368,662	4.21	0.30	to	2.80	7.36	to	4.75
12/31/2019	97,537,181	1.78	to	10.48	162,583,767	2.53	0.30	to	2.80	8.09	to	5.46
12/31/2018	100,615,759	1.65	to	9.94	157,867,721	2.61	0.30	to	2.80	(0.95)	to	(3.38)
12/31/2017	108,525,289	1.67	to	10.29	174,652,447	-	0.30	to	2.80	4.57	to	2.04
TA PIMCO Total Return Service Class
12/31/2021	232,991,473	11.95	to	10.55	663,798,024	1.26	0.20	to	2.65	(1.27)	to	(3.62)
12/31/2020	257,532,168	12.10	to	10.94	723,436,012	4.02	0.20	to	2.65	7.19	to	4.63
12/31/2019	289,976,616	11.29	to	10.46	721,416,264	2.26	0.20	to	2.65	8.00	to	5.42
12/31/2018	331,762,980	10.46	to	9.92	717,759,315	2.40	0.20	to	2.65	(1.22)	to	(3.59)
12/31/2017	381,085,363	10.58	to	10.29	803,609,896	-	0.20	to	2.65	4.33	to	1.95

77

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA PineBridge Inflation Opportunities Service Class
12/31/2021	58,881,898	$11.31	to	$10.96	$ 150,647,481	1.17%	0.20%	to	2.65%	3.65%	to	1.18%
12/31/2020	61,183,192	10.91	to	10.83	146,174,577	1.53	0.20	to	2.65	8.48	to	5.89
12/31/2019	68,795,573	10.06	to	10.23	148,339,095	2.30	0.20	to	2.65	7.99	to	5.41
12/31/2018	80,400,948	9.31	to	9.71	154,495,130	1.69	0.20	to	2.65	(1.74)	to	(4.10)
12/31/2017	90,816,209	9.48	to	10.12	173,872,830	0.23	0.20	to	2.65	2.67	to	0.48
TA ProFunds UltraBear Service Class (OAM)
12/31/2021	1,095,061,422	0.02	to	1.00	6,876,123	-	0.45	to	2.65	(42.23)	to	(43.57)
12/31/2020	809,328,862	0.04	to	1.78	8,853,786	0.27	0.45	to	2.65	(53.64)	to	(54.62)
12/31/2019	528,747,957	0.08	to	3.92	12,630,584	-	0.45	to	2.65	(43.10)	to	(44.33)
12/31/2018	824,917,799	0.14	to	7.04	35,025,006	-	0.45	to	2.65	6.06	to	3.76
12/31/2017	325,897,312	0.13	to	6.79	13,176,394	-	0.45	to	2.65	(32.66)	to	(34.10)
TA Rothschild & Co Large Cap Value Service Class
12/31/2021	5,761,773	13.63	to	12.54	43,772,055	0.77	0.20	to	2.50	30.30	to	27.38
12/31/2020	3,305,330	10.46	to	9.85	23,639,749	0.69	0.20	to	2.50	(0.80)	to	(3.03)
12/31/2019	1,468,558	10.55	to	10.16	10,944,450	0.27	0.20	to	2.50	16.76	to	14.14
12/31/2018(1)	323,389	9.03	to	8.90	2,100,210	0.19	0.20	to	2.50	-	to	-
TA S&P 500 Index Service Class
12/31/2021	22,144,759	20.94	to	18.83	442,108,663	0.82	0.35	to	2.65	27.69	to	24.83
12/31/2020	18,652,397	16.40	to	15.09	294,668,211	0.73	0.35	to	2.65	17.56	to	14.93
12/31/2019	13,156,763	13.95	to	13.13	178,742,034	0.49	0.35	to	2.65	30.44	to	27.52
12/31/2018	4,460,433	10.69	to	10.29	46,909,805	0.24	0.35	to	2.65	(5.32)	to	(7.46)
12/31/2017(1)	1,656,725	11.29	to	11.12	18,585,620	-	0.35	to	2.65	-	to	-
TA Small/Mid Cap Value Initial Class
12/31/2021	13,197,822	3.95	to	14.65	109,376,817	0.65	0.30	to	2.80	27.74	to	24.64
12/31/2020	16,289,774	3.09	to	11.76	105,260,571	1.19	0.30	to	2.80	3.73	to	1.21
12/31/2019	18,085,702	2.98	to	11.62	114,726,591	0.96	0.30	to	2.80	24.90	to	21.87
12/31/2018	20,576,048	2.39	to	9.53	105,244,710	0.89	0.30	to	2.80	(11.72)	to	(13.88)
12/31/2017	22,801,173	2.71	to	11.07	135,391,174	1.13	0.30	to	2.80	15.21	to	12.42
TA Small/Mid Cap Value Service Class
12/31/2021	21,985,473	24.44	to	14.57	206,377,951	0.50	0.20	to	2.65	27.56	to	24.52
12/31/2020	24,053,506	19.16	to	11.70	165,772,343	1.02	0.20	to	2.65	3.53	to	1.06
12/31/2019	26,380,984	18.50	to	11.58	149,629,508	0.76	0.20	to	2.65	24.69	to	21.72
12/31/2018	28,152,654	14.84	to	9.51	105,380,785	0.68	0.20	to	2.65	(11.81)	to	(13.93)
12/31/2017	33,142,579	16.83	to	11.05	129,538,718	0.97	0.20	to	2.65	14.23	to	12.29
TA T. Rowe Price Small Cap Initial Class
12/31/2021	29,162,918	5.69	to	17.86	134,105,176	-	0.30	to	2.80	11.04	to	8.34
12/31/2020	35,663,295	5.13	to	16.49	148,895,580	-	0.30	to	2.80	23.19	to	20.20
12/31/2019	39,725,671	4.16	to	13.72	136,379,747	-	0.30	to	2.80	32.37	to	29.15
12/31/2018	43,487,831	3.14	to	10.62	114,179,188	-	0.30	to	2.80	(7.36)	to	(9.63)
12/31/2017	45,509,419	3.39	to	11.75	129,784,292	-	0.30	to	2.80	22.02	to	19.07
TA T. Rowe Price Small Cap Service Class
12/31/2021	26,971,176	30.75	to	17.77	416,959,652	-	0.20	to	2.65	10.86	to	8.21
12/31/2020	29,885,913	27.73	to	16.42	393,015,826	-	0.20	to	2.65	23.06	to	20.12
12/31/2019	32,292,237	22.54	to	13.67	313,681,024	-	0.20	to	2.65	32.12	to	28.97
12/31/2018	33,335,132	17.06	to	10.60	210,676,582	-	0.20	to	2.65	(7.47)	to	(9.69)
12/31/2017	37,785,697	18.43	to	11.74	241,993,274	-	0.20	to	2.65	20.93	to	18.88

78

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA TS&W International Equity Initial Class
12/31/2021	32,805,628	$2.23	to	$13.25	$ 79,450,845	1.82%	0.30%	to	2.80%	13.07%	to	10.32%
12/31/2020	37,510,561	1.97	to	12.01	81,434,181	3.13	0.30	to	2.80	6.22	to	3.64
12/31/2019	40,250,949	1.86	to	11.59	83,257,900	1.42	0.30	to	2.80	20.70	to	17.77
12/31/2018	42,739,151	1.54	to	9.84	73,746,197	2.44	0.30	to	2.80	(15.78)	to	(17.84)
12/31/2017	40,975,824	1.83	to	11.98	85,535,379	2.19	0.30	to	2.80	22.54	to	19.57
TA TS&W International Equity Service Class
12/31/2021	9,840,797	15.71	to	13.18	61,790,900	1.67	0.20	to	2.65	12.98	to	10.28
12/31/2020	10,449,862	13.91	to	11.95	54,523,483	3.02	0.20	to	2.65	5.99	to	3.46
12/31/2019	10,975,213	13.12	to	11.55	46,304,060	1.19	0.20	to	2.65	20.49	to	17.62
12/31/2018	12,291,177	10.89	to	9.82	35,983,797	2.20	0.20	to	2.65	(15.87)	to	(17.89)
12/31/2017	13,819,574	12.94	to	11.96	43,576,774	2.01	0.20	to	2.65	21.56	to	19.50
TA WMC US Growth Initial Class
12/31/2021	126,944,457	5.60	to	25.72	555,926,199	0.08	0.30	to	2.80	20.30	to	17.38
12/31/2020	154,155,439	4.65	to	21.91	567,857,743	0.11	0.30	to	2.80	36.89	to	33.56
12/31/2019	169,149,426	3.40	to	16.40	460,449,558	0.12	0.30	to	2.80	39.63	to	36.23
12/31/2018	125,844,251	2.43	to	12.04	249,568,122	0.48	0.30	to	2.80	(0.09)	to	(2.53)
12/31/2017	139,553,543	2.44	to	12.35	276,903,733	0.42	0.30	to	2.80	28.81	to	25.69
TA WMC US Growth Service Class
12/31/2021	24,329,498	41.54	to	25.58	356,189,502	-	0.20	to	2.65	20.13	to	17.26
12/31/2020	26,723,184	34.58	to	21.81	314,480,113	-	0.20	to	2.65	36.66	to	33.41
12/31/2019	29,264,303	25.30	to	16.35	222,359,352	-	0.20	to	2.65	39.40	to	36.07
12/31/2018	24,232,577	18.15	to	12.02	113,091,417	0.28	0.20	to	2.65	(0.23)	to	(2.63)
12/31/2017	28,142,974	18.19	to	12.34	123,555,754	0.21	0.20	to	2.65	27.71	to	25.55
Vanguard® Balanced
12/31/2021	1,267,393	13.13	to	12.62	16,289,938	1.02	0.27	to	2.60	18.69	to	15.96
12/31/2020	78,077	11.06	to	10.88	860,575	0.08	0.27	to	2.60	10.38	to	10.16
12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-
Vanguard® Capital Growth
12/31/2021	117,412	14.20	to	14.14	1,665,830	0.50	0.27	to	0.47	21.21	to	20.97
12/31/2020	21,652	11.71	to	11.69	253,306	-	0.27	to	0.47	17.16	to	16.92
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-
Vanguard® Conservative Allocation
12/31/2021	665,743	11.80	to	11.34	7,733,391	0.96	0.27	to	2.60	5.70	to	3.27
12/31/2020	41,609	11.16	to	10.98	463,483	0.10	0.27	to	2.60	11.43	to	11.21
12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-
Vanguard® Diversified Value
12/31/2021	96,561	14.55	to	14.49	1,404,212	0.37	0.27	to	0.47	30.11	to	29.85
12/31/2020	5,412	11.18	to	11.16	60,482	-	0.27	to	0.47	11.48	to	11.26
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
Vanguard® Equity Income
12/31/2021	70,548	12.89	to	12.83	908,814	1.01	0.27	to	0.47	24.99	to	24.74
12/31/2020	14,586	10.31	to	10.29	150,226	0.68	0.27	to	0.47	2.97	to	2.76
12/31/2019(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-	to	-
Vanguard® Equity Index
12/31/2021	829,466	33.60	to	20.20	9,934,344	0.97	0.27	to	2.50	28.20	to	25.42
12/31/2020	734,295	26.21	to	16.10	5,640,805	1.70	0.27	to	2.50	17.88	to	15.32
12/31/2019	1,106,204	22.23	to	13.96	5,072,380	1.90	0.27	to	2.50	30.91	to	28.10
12/31/2018	1,183,932	2.06	to	10.90	4,075,298	1.62	0.30	to	2.50	(4.79)	to	(6.85)
12/31/2017	813,744	2.17	to	11.70	3,788,631	1.63	0.30	to	2.50	21.29	to	20.45

79

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Vanguard® Global Bond Index
12/31/2021	30,326	$10.42	to	$10.38	$ 315,941	0.99%	0.27%	to	0.47%	(2.11	) %	to	(2.30	) %
12/31/2020	3,894	10.64	to	10.62	41,442	-	0.27	to	0.47	6.38		to	6.17
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-		to	-
Vanguard® Growth
12/31/2021	207,643	16.81	to	16.74	3,489,927	0.01	0.27	to	0.47	17.54		to	17.31
12/31/2020	41,163	14.30	to	14.27	588,485	-	0.27	to	0.47	42.71		to	42.42
12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-		to	-
Vanguard® High Yield Bond
12/31/2021	50,792	10.90	to	10.85	553,263	1.14	0.27	to	0.47	3.40		to	3.19
12/31/2020	4,192	10.54	to	10.52	44,141	-	0.27	to	0.47	5.39		to	5.18
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-		to	-
Vanguard® International
12/31/2021	469,378	26.91	to	21.85	7,109,922	0.21	0.27	to	2.70	(1.81)		to	(4.13)
12/31/2020	371,216	27.41	to	22.80	4,482,671	1.15	0.27	to	2.70	57.16		to	53.44
12/31/2019	570,592	17.44	to	14.86	2,830,970	1.30	0.27	to	2.70	30.82		to	27.77
12/31/2018	567,663	1.45	to	11.63	1,859,489	0.82	0.30	to	2.70	(12.88)		to	(14.93)
12/31/2017	767,522	1.66	to	13.67	2,310,758	0.93	0.30	to	2.70	42.25		to	41.26
Vanguard® Mid-Cap Index
12/31/2021	525,414	29.23	to	17.79	12,811,995	0.68	0.27	to	2.70	24.02		to	21.09
12/31/2020	222,552	23.57	to	14.69	3,327,984	1.36	0.27	to	2.70	17.75		to	14.97
12/31/2019	344,777	20.02	to	12.78	2,287,080	1.30	0.27	to	2.70	30.48		to	27.43
12/31/2018	332,115	1.99	to	10.03	1,356,724	1.21	0.30	to	2.70	(9.60)		to	(11.73)
12/31/2017	389,324	2.20	to	11.36	1,395,425	1.05	0.30	to	2.70	18.72		to	17.90
Vanguard® Moderate Allocation
12/31/2021	1,237,813	12.49	to	12.00	15,250,760	0.91	0.27	to	2.60	9.78		to	7.25
12/31/2020	280,359	11.38	to	11.19	3,188,739	0.04	0.27	to	2.60	13.46		to	13.24
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-		to	-
Vanguard® Money Market
12/31/2021	460,735	10.00	to	9.96	4,608,533	0.01	0.27	to	0.47	(0.25)		to	(0.45)
12/31/2020	86,890	10.03	to	10.01	871,107	0.09	0.27	to	0.47	0.25		to	0.05
12/31/2019(1)	-	10.00	to	10.00	-	0.07	0.27	to	0.47	-		to	-
Vanguard® Real Estate Index
12/31/2021	179,084	20.92	to	14.78	2,851,570	1.61	0.27	to	2.50	39.83		to	36.79
12/31/2020	129,054	14.96	to	10.80	1,167,278	2.20	0.27	to	2.50	(5.11)		to	(7.18)
12/31/2019	164,384	15.77	to	11.64	724,052	2.47	0.27	to	2.50	28.42		to	25.67
12/31/2018	143,459	1.52	to	9.26	452,464	3.03	0.30	to	2.50	(5.64)		to	(7.67)
12/31/2017	149,622	1.61	to	10.03	459,283	2.34	0.30	to	2.50	4.46		to	3.74
Vanguard® Short-Term Investment Grade
12/31/2021	861,637	11.55	to	10.02	7,632,207	1.80	0.27	to	2.70	(0.72)		to	(3.07)
12/31/2020	797,099	11.63	to	10.33	5,948,894	2.36	0.27	to	2.70	5.21		to	2.72
12/31/2019	834,530	11.06	to	10.06	4,238,215	2.42	0.27	to	2.70	5.38		to	2.92
12/31/2018	828,787	1.36	to	9.77	3,028,267	1.75	0.30	to	2.70	0.74		to	(1.63)
12/31/2017	878,234	1.35	to	9.94	2,959,813	1.95	0.30	to	2.70	1.79		to	1.08
Vanguard® Total Bond Market Index
12/31/2021	1,159,191	11.91	to	10.39	11,292,522	1.64	0.27	to	2.70	(1.98)		to	(4.30)
12/31/2020	715,748	12.15	to	10.86	6,709,297	1.96	0.27	to	2.70	7.29		to	4.75
12/31/2019	550,251	11.32	to	10.36	3,671,401	2.17	0.27	to	2.70	8.35		to	5.82
12/31/2018	359,496	1.48	to	9.79	2,198,323	2.35	0.30	to	2.70	(0.43)		to	(2.77)
12/31/2017	402,636	1.49	to	10.07	2,099,639	2.30	0.30	to	2.70	3.17		to	2.45

80

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Vanguard® Total International Stock Market Index
12/31/2021	240,815	$12.08	to	$12.03	$ 2,908,503	1.25%	0.27%	to	0.47%	8.24%	to	8.02%
12/31/2020	41,446	11.16	to	11.14	462,542	-	0.27	to	0.47	10.88	to	10.66
12/31/2019(1)	-	10.07	to	10.06	-	-	0.27	to	0.47	-	to	-
Vanguard® Total Stock Market Index
12/31/2021	647,860	15.11	to	15.04	9,784,565	0.39	0.27	to	0.47	25.30	to	25.05
12/31/2020	85,924	12.06	to	12.03	1,035,709	0.05	0.27	to	0.47	20.23	to	19.99
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-
Voya Global Perspectives Class S Shares
12/31/2021	2,380	13.94	to	13.17	33,169	3.35	1.29	to	2.14	4.48	to	3.60
12/31/2020	2,103	13.34	to	12.71	28,058	3.01	1.29	to	2.14	14.31	to	13.34
12/31/2019	1,913	11.67	to	11.22	22,324	3.33	1.29	to	2.14	16.56	to	15.58
12/31/2018	1,919	10.01	to	9.70	19,217	2.65	1.29	to	2.14	(8.66)	to	(9.44)
12/31/2017	1,791	10.96	to	10.72	19,638	2.66	1.29	to	2.14	13.25	to	12.29
Voya Large Cap Value Class S Shares
12/31/2021	89	17.02	to	16.08	1,518	2.27	1.29	to	2.14	25.05	to	23.99
12/31/2020	97	13.61	to	12.97	1,319	2.20	1.29	to	2.14	4.61	to	3.73
12/31/2019	93	13.01	to	12.50	1,216	1.92	1.29	to	2.14	23.18	to	22.14
12/31/2018	95	10.56	to	10.24	1,008	1.83	1.29	to	2.14	(9.19)	to	(9.96)
12/31/2017	94	11.63	to	11.37	1,094	2.26	1.29	to	2.14	11.78	to	10.84
Voya Strategic Allocation Conservative Class S Shares
12/31/2021	-	13.59	to	12.84	-	-	1.29	to	2.14	7.51	to	6.60
12/31/2020	-	12.64	to	12.05	-	-	1.29	to	2.14	8.78	to	7.86
12/31/2019	-	11.62	to	11.17	-	-	1.29	to	2.14	13.01	to	12.05
12/31/2018	-	10.28	to	9.97	-	-	1.29	to	2.14	(5.49)	to	(6.29)
12/31/2017	-	10.88	to	10.64	-	-	1.29	to	2.14	8.77	to	7.86
Voya Strategic Allocation Moderate Class S Shares
12/31/2021	-	15.21	to	14.37	-	-	1.29	to	2.14	12.10	to	11.15
12/31/2020	-	13.57	to	12.93	-	-	1.29	to	2.14	11.02	to	10.08
12/31/2019	-	12.22	to	11.75	-	-	1.29	to	2.14	17.42	to	16.42
12/31/2018	-	10.41	to	10.09	-	-	1.29	to	2.14	(7.52)	to	(8.31)
12/31/2017	-	11.26	to	11.01	-	-	1.29	to	2.14	12.83	to	11.88
Wanger International
12/31/2021	32,978	2.41	to	16.92	287,903	0.56	0.30	to	2.50	18.45	to	15.91
12/31/2020	40,908	2.03	to	14.59	257,894	2.38	0.30	to	2.50	14.02	to	11.57
12/31/2019	58,273	1.78	to	13.08	369,851	0.84	0.30	to	2.50	29.60	to	26.82
12/31/2018	70,863	1.37	to	10.31	262,615	2.05	0.30	to	2.50	(17.95)	to	(19.72)
12/31/2017	108,448	1.67	to	12.85	370,644	1.23	0.30	to	2.50	32.52	to	31.86
Wanger USA
12/31/2021	-	3.82	to	18.15	-	-	0.30	to	2.50	8.57	to	6.24
12/31/2020	-	3.51	to	17.08	-	-	0.30	to	2.50	23.86	to	21.20
12/31/2019	-	2.84	to	14.09	-	-	0.30	to	2.50	30.71	to	27.91
12/31/2018	-	2.17	to	11.02	-	-	0.30	to	2.50	(1.76)	to	(3.88)
12/31/2017	-	2.21	to	11.46	-	-	0.30	to	2.50	19.22	to	18.63

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

81

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

82

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $50, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.05% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Subaccount	Additional Fund Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
AB Growth and Income Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Asset Allocation Class 4 Shares	0.20%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 4 Shares	0.13%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 4 Shares	0.13%
American Funds - International Class 2 Shares	0.30% - 0.40%
American Funds - International Class 4 Shares	0.13%
American Funds - New World Class 4 Shares	0.15%
American Funds - The Bond Fund of America Class 2 Shares	0.30% - 0.40%
American Funds - The Bond Fund of America Class 4 Shares	0.11%
DFA VA Global Bond	0.60%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Consumer Staples Initial Class	0.50%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Energy Service Class 2	0.30%
Fidelity® VIP Equity-Income Initial Class	0.20%
Fidelity® VIP Growth Initial Class	0.20%
Fidelity® VIP Health Care Service Class 2	0.30%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Technology Initial Class	0.50%
Fidelity® VIP Utilities Initial Class	0.50%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA MSCI EAFE Index Service Class	0.15%
TA S&P 500 Index Service Class	0.15%
Vanguard® Balanced	0.60%
Vanguard® Conservative Allocation	0.60%
Vanguard® Equity Index	0.20% - 0.60%
Vanguard® International	0.20% - 0.60%

83

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges (continued)

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy (continued):

Subaccount	Additional Fund Facilitation Fee Assessed
Vanguard® Mid-Cap Index	0.20% - 0.60%
Vanguard® Moderate Allocation	0.60%
Vanguard® Real Estate Index	0.20% - 0.60%
Vanguard® Short-Term Investment Grade	0.20% - 0.60%
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%
Wanger International	0.30%
Wanger USA	0.30%

84

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2021

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

85